UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Balanced Fund

April 30, 2006

1.800332.102

BAL-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	958,500	$ 16,879
LKQ Corp. (a)	465,600	9,796
		26,675
Automobiles - 0.0%
Coachmen Industries, Inc.	391,600	4,417
Diversified Consumer Services - 0.1%
Carriage Services, Inc. Class A (a)	565,000	2,650
Service Corp. International (SCI)	1,214,900	9,780
Weight Watchers International, Inc.	172,800	8,528
		20,958
Hotels, Restaurants & Leisure - 1.3%
Applebee's International, Inc.	330,200	7,664
Boyd Gaming Corp.	299,500	14,921
Carnival Corp. unit	318,000	14,889
Gaylord Entertainment Co. (a)	353,700	15,651
Greek Organization of Football Prognostics SA	324,500	11,996
Kerzner International Ltd. (a)	466,300	36,437
Kinki Nippon Tourist Co. Ltd. (g)	408,000	2,067
McDonald's Corp.	1,712,650	59,206
OSI Restaurant Partners, Inc.	397,900	16,990
Pinnacle Entertainment, Inc. (a)	141,000	3,849
Royal Caribbean Cruises Ltd.	508,600	21,254
Starwood Hotels & Resorts Worldwide, Inc.	272,800	15,653
Station Casinos, Inc.	162,400	12,518
WMS Industries, Inc. (a)	470,600	14,706
		247,801
Household Durables - 0.6%
Cyrela Brazil Realty SA	682,000	11,601
D.R. Horton, Inc.	518,560	15,567
Interface, Inc. Class A (a)	1,586,328	20,400
KB Home	297,900	18,342
Leggett & Platt, Inc.	613,200	16,268
Sealy Corp., Inc.	900	14
Sony Corp. sponsored ADR	190,800	9,338
Standard Pacific Corp.	344,500	10,924
The Stanley Works	136,500	7,132
		109,586
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.0%
Insight Enterprises, Inc. (a)	168,218	$ 3,326
Leisure Equipment & Products - 0.1%
Brunswick Corp.	180,100	7,064
Eastman Kodak Co.	227,400	6,131
MarineMax, Inc. (a)	306,300	10,034
		23,229
Media - 1.9%
Antena 3 Television SA	451,000	11,881
Citadel Broadcasting Corp.	567,700	5,342
Clear Channel Communications, Inc.	530,400	15,132
EchoStar Communications Corp. Class A (a)	707,300	21,856
Gannett Co., Inc.	40,500	2,228
Lagardere S.C.A. (Reg.)	41,596	3,437
Lamar Advertising Co. Class A (a)	905,900	49,815
Liberty Global, Inc.:
Class A	535,107	11,082
Class C (a)	525,607	10,496
Liberty Media Corp. Class A (a)	1,046,768	8,741
Live Nation, Inc. (a)	1,645,862	31,271
McGraw-Hill Companies, Inc.	257,300	14,321
Naspers Ltd. Class N sponsored ADR	273,000	6,009
News Corp. Class A	2,273,192	39,008
NTL, Inc. (a)	1,803,104	49,549
Omnicom Group, Inc.	196,000	17,642
Radio One, Inc. Class D (non-vtg.) (a)	493,804	3,550
Salem Communications Corp. Class A (a)	232,049	3,546
The Walt Disney Co.	2,182,200	61,014
TVN SA (a)	398,984	12,477
		378,397
Multiline Retail - 0.6%
Dollar Tree Stores, Inc. (a)	569,700	14,852
Family Dollar Stores, Inc.	841,700	21,043
Federated Department Stores, Inc.	359,500	27,987
Fred's, Inc. Class A	1,028,600	14,596
JCPenney Co., Inc.	330,500	21,635
Lotte Shopping Co. Ltd. GDR (a)(h)	427,900	8,937
Target Corp.	197,400	10,482
		119,532
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.0%
Aeropostale, Inc. (a)	567,750	$ 17,436
Best Buy Co., Inc.	261,350	14,808
Big 5 Sporting Goods Corp.	525,971	9,746
Circuit City Stores, Inc.	178,600	5,135
Daiki Co. Ltd.	338,100	4,109
Eddie Bauer Holdings, Inc. (a)	722,000	9,516
Foot Locker, Inc.	446,900	10,359
Gamestop Corp. Class B (a)	107,800	4,578
Homac Corp.	376,900	6,322
Home Depot, Inc.	682,700	27,260
Kahma Co. Ltd. (g)	132,500	3,607
OfficeMax, Inc.	336,700	13,030
Pacific Sunwear of California, Inc. (a)	747,725	17,422
Pier 1 Imports, Inc.	681,000	8,220
RadioShack Corp.	323,000	5,491
Ross Stores, Inc.	154,100	4,722
Staples, Inc.	672,500	17,761
TJX Companies, Inc.	515,000	12,427
		191,949
Textiles, Apparel & Luxury Goods - 0.0%
Unifirst Corp.	36,400	1,129
TOTAL CONSUMER DISCRETIONARY		1,126,999
CONSUMER STAPLES - 3.4%
Beverages - 0.2%
Coca-Cola Enterprises, Inc.	386,100	7,541
Pepsi Bottling Group, Inc.	154,400	4,956
SABMiller PLC	9,100	192
The Coca-Cola Co.	677,400	28,424
		41,113
Food & Staples Retailing - 0.8%
CVS Corp.	1,112,400	33,061
Kroger Co.	708,100	14,346
Safeway, Inc.	941,600	23,662
Sysco Corp.	385,800	11,532
Wal-Mart de Mexico SA de CV Series V	1,151,800	3,284
Wal-Mart Stores, Inc.	1,544,900	69,567
		155,452
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.7%
Archer-Daniels-Midland Co.	222,600	$ 8,089
Bunge Ltd.	228,400	12,185
Cadbury Schweppes PLC sponsored ADR	9,000	360
Corn Products International, Inc.	901,700	25,248
General Mills, Inc.	365,600	18,039
Global Bio-Chem Technology Group Co. Ltd.	13,200,000	6,895
Groupe Danone	77,800	9,708
Imperial Sugar Co.	53,300	1,821
Kellogg Co.	272,100	12,601
McCormick & Co., Inc. (non-vtg.)	268,300	9,345
Nestle SA (Reg.)	40,905	12,475
TreeHouse Foods, Inc. (a)	373,000	9,773
Wm. Wrigley Jr. Co.	332,800	15,665
Wm. Wrigley Jr. Co. Class B	83,200	3,919
		146,123
Household Products - 0.4%
Colgate-Palmolive Co.	592,800	35,046
Procter & Gamble Co.	646,433	37,629
		72,675
Personal Products - 0.3%
Alberto-Culver Co.	227,700	10,240
Avon Products, Inc.	1,385,200	45,171
Playtex Products, Inc. (a)	864,400	9,690
		65,101
Tobacco - 1.0%
Altria Group, Inc.	2,652,300	194,042
TOTAL CONSUMER STAPLES		674,506
ENERGY - 8.9%
Energy Equipment & Services - 5.8%
Baker Hughes, Inc.	420,000	33,949
BJ Services Co.	1,229,754	46,792
Complete Production Services, Inc.	171,700	4,538
Global Industries Ltd. (a)	272,900	4,331
GlobalSantaFe Corp.	369,400	22,611
Grant Prideco, Inc. (a)	345,500	17,690
Halliburton Co.	3,253,100	254,230
National Oilwell Varco, Inc. (a)	5,328,177	367,484
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	324,400	$ 25,608
Pride International, Inc. (a)	5,870,943	204,837
Smith International, Inc.	1,045,400	44,147
Superior Energy Services, Inc. (a)	113,500	3,649
Warrior Energy Service Corp. (a)	159,700	4,791
Weatherford International Ltd. (a)	2,110,400	111,703
		1,146,360
Oil, Gas & Consumable Fuels - 3.1%
Alpha Natural Resources, Inc. (a)	248,900	6,250
Arch Coal, Inc.	31,800	3,021
Cabot Oil & Gas Corp.	272,700	13,433
Canadian Natural Resources Ltd.	250,400	15,051
Chesapeake Energy Corp.	943,700	29,896
CONSOL Energy, Inc.	108,200	9,214
Double Hull Tankers, Inc.	113,700	1,455
El Paso Corp.	790,900	10,211
EnCana Corp.	362,500	18,119
Energy Partners Ltd. (a)	1,225,600	31,608
EOG Resources, Inc.	63,500	4,460
EXCO Resources, Inc.	554,800	7,118
Goodrich Petroleum Corp. (a)	203,100	5,492
Holly Corp.	419,866	32,401
Houston Exploration Co. (a)	204,300	11,424
International Coal Group, Inc. (a)	1,225,100	12,619
KFX, Inc. (a)(g)	118,800	2,144
Mariner Energy, Inc. (a)	652,500	12,691
Maritrans, Inc.	253,600	6,084
Massey Energy Co.	349,600	13,512
McMoRan Exploration Co. (a)(g)	456,200	7,901
OMI Corp.	448,600	8,649
Overseas Shipholding Group, Inc.	76,700	3,745
Penn Virginia Corp.	297,300	21,489
Petroleum Development Corp. (a)	183,500	7,342
Plains Exploration & Production Co. (a)	367,500	13,550
Quicksilver Resources, Inc. (a)	712,100	29,509
Range Resources Corp.	955,200	25,341
Southwestern Energy Co. (a)	491,000	17,686
SXR Uranium One, Inc. (a)	226,300	2,257
SXR Uranium One, Inc. (a)(k)	1,539,900	13,760
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	81,800	$ 5,719
Ultra Petroleum Corp. (a)	283,100	18,107
Valero Energy Corp.	3,140,200	203,297
		624,555
TOTAL ENERGY		1,770,915
FINANCIALS - 12.7%
Capital Markets - 1.6%
American Capital Strategies Ltd.	536,200	18,670
Ameriprise Financial, Inc.	135,340	6,637
E*TRADE Financial Corp. (a)	2,136,300	53,151
Goldman Sachs Group, Inc.	116,400	18,658
Lazard Ltd.:
unit	199,800	7,820
Class A	399,600	17,742
Lehman Brothers Holdings, Inc.	135,400	20,466
Merrill Lynch & Co., Inc.	1,131,700	86,303
Morgan Stanley	100,600	6,469
Northern Trust Corp.	162,800	9,587
Piper Jaffray Companies (a)	464,000	32,434
State Street Corp.	291,300	19,028
TD Ameritrade Holding Corp.	677,500	12,574
UBS AG (Reg.)	902	105
		309,644
Commercial Banks - 2.7%
ABN-AMRO Holding NV sponsored ADR (g)	409,500	11,871
Absa Group Ltd.	68,200	1,346
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	45,500	1,004
Banco Nossa Caixa SA	521,500	11,769
Bank of America Corp.	4,184,536	208,892
Bank of Baroda	453,910	2,322
China Construction Bank Corp. (H Shares)	46,054,000	19,899
FirstRand Ltd.	1,819,900	5,993
Hanmi Financial Corp.	660,900	12,874
ICICI Bank Ltd. sponsored ADR	340,400	9,337
Nara Bancorp, Inc.	443,121	8,331
National Australia Bank Ltd.	581,300	16,602
Placer Sierra Bancshares	68,200	1,811
SVB Financial Group (a)	342,600	17,394
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	1,505,478	$ 26,632
Uniao de Bancos Brasileiros SA (Unibanco) GDR	31,800	2,523
Unicredito Italiano Spa	2,084,900	15,711
UnionBanCal Corp.	158,700	11,123
Wachovia Corp.	1,815,814	108,676
Wells Fargo & Co.	385,000	26,446
Wilshire Bancorp, Inc.	749,624	13,673
Wintrust Financial Corp.	236,600	12,244
		546,473
Consumer Finance - 0.5%
Aiful Corp.	126,250	7,539
American Express Co.	422,400	22,729
Capital One Financial Corp.	234,600	20,326
ORIX Corp.	40,910	12,286
SLM Corp.	517,700	27,376
		90,256
Diversified Financial Services - 2.0%
Citigroup, Inc.	3,315,904	165,629
JPMorgan Chase & Co.	4,705,600	213,540
Kotak Mahindra Bank Ltd. sponsored GDR (a)(h)	1,038,676	7,273
PICO Holdings, Inc. (a)	72,712	2,383
The NASDAQ Stock Market, Inc. (a)	271,500	10,160
		398,985
Insurance - 3.3%
ACE Ltd.	1,066,200	59,217
AFLAC, Inc.	597,600	28,410
AMBAC Financial Group, Inc.	271,200	22,336
American International Group, Inc.	3,075,331	200,665
Aspen Insurance Holdings Ltd.	717,800	17,478
Axis Capital Holdings Ltd.	152,400	4,545
Endurance Specialty Holdings Ltd.	431,800	13,369
Fidelity National Title Group, Inc. Class A	442,200	9,578
Genworth Financial, Inc. Class A (non-vtg.)	195,600	6,494
Hartford Financial Services Group, Inc.	573,800	52,749
IPC Holdings Ltd.	210,200	5,606
Lincoln National Corp.	31,800	1,847
MBIA, Inc.	430,400	25,665
MetLife, Inc. unit	714,000	20,006
Montpelier Re Holdings Ltd.	556,500	8,987
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Navigators Group, Inc. (a)	81,700	$ 3,865
PartnerRe Ltd.	361,200	22,593
Platinum Underwriters Holdings Ltd.	436,900	12,045
PXRE Group Ltd.	1,087,600	3,883
Scottish Re Group Ltd.	1,936,100	44,976
Specialty Underwriters' Alliance, Inc. (a)	547,300	3,705
The St. Paul Travelers Companies, Inc.	743,000	32,714
Universal American Financial Corp. (a)	681,215	10,041
USI Holdings Corp. (a)	784,700	11,927
Willis Group Holdings Ltd.	284,400	9,997
XL Capital Ltd. Class A	362,600	23,892
		656,590
Real Estate - 1.0%
Annaly Mortgage Management, Inc. (g)	1,090,200	14,685
CapitalSource, Inc.	45,400	1,067
CBL & Associates Properties, Inc.	138,000	5,519
Developers Diversified Realty Corp.	268,400	14,279
Digital Realty Trust, Inc.	179,900	5,073
Duke Realty Corp.	171,400	6,068
Education Realty Trust, Inc.	369,119	5,508
Equity Lifestyle Properties, Inc.	153,200	6,739
Equity Office Properties Trust	466,600	15,071
Equity Residential (SBI)	163,400	7,332
General Growth Properties, Inc.	301,500	14,155
Highwoods Properties, Inc. (SBI)	99,200	3,129
Host Marriott Corp.	215,666	4,533
Mitsui Fudosan Co. Ltd.	603,000	13,503
Pennsylvania (REIT) (SBI)	208,900	8,473
Ramco-Gershenson Properties Trust (SBI)	272,600	7,368
Reckson Associates Realty Corp.	157,100	6,391
Trizec Properties, Inc.	473,950	11,858
United Dominion Realty Trust, Inc. (SBI)	1,286,300	34,974
Vornado Realty Trust	134,600	12,873
		198,598
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	703,838	28,618
Doral Financial Corp.	1,482,600	11,727
Fannie Mae	1,292,200	65,385
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fidelity Bankshares, Inc.	15,720	$ 506
First Niagara Financial Group, Inc.	181,700	2,544
Freddie Mac	1,286,900	78,578
Golden West Financial Corp., Delaware	117,000	8,409
Hudson City Bancorp, Inc.	984,200	13,198
KNBT Bancorp, Inc.	181,500	3,058
MGIC Investment Corp.	115,600	8,173
NetBank, Inc.	2,908,679	20,361
NewAlliance Bancshares, Inc.	731,576	10,564
R&G Financial Corp. Class B	534,300	5,573
Radian Group, Inc.	209,100	13,115
Sovereign Bancorp, Inc.	1,293,700	28,681
W Holding Co., Inc.	2,374,764	17,787
		316,277
TOTAL FINANCIALS		2,516,823
HEALTH CARE - 7.0%
Biotechnology - 1.0%
Amgen, Inc. (a)	573,100	38,799
Biogen Idec, Inc. (a)	320,100	14,356
Cephalon, Inc. (a)	590,800	38,792
Charles River Laboratories International, Inc. (a)	425,300	20,095
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	34	0
DUSA Pharmaceuticals, Inc. (a)	490,729	3,440
Genentech, Inc. (a)	157,486	12,553
Invitrogen Corp. (a)	227,400	15,011
MannKind Corp. (a)	168,300	3,366
Medarex, Inc. (a)	694,600	8,342
MedImmune, Inc. (a)	410,000	12,903
OSI Pharmaceuticals, Inc. (a)	562,100	14,935
Seracare Life Sciences, Inc. (a)	424,100	1,972
Vertex Pharmaceuticals, Inc. (a)	154,300	5,612
		190,176
Health Care Equipment & Supplies - 1.8%
Advanced Medical Optics, Inc. (a)	181,800	8,472
Alcon, Inc.	63,700	6,479
Aspect Medical Systems, Inc. (a)	532,500	15,155
Baxter International, Inc.	1,346,700	50,771
Becton, Dickinson & Co.	336,200	21,194
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	1,048,994	$ 24,379
C.R. Bard, Inc.	408,900	30,447
Cooper Companies, Inc.	628,607	34,460
Cytyc Corp. (a)	241,600	6,245
Dade Behring Holdings, Inc.	925,166	36,081
Edwards Lifesciences Corp. (a)	45,400	2,018
Fisher Scientific International, Inc. (a)	270,568	19,089
Hologic, Inc. (a)	91,000	4,338
Inverness Medical Innovations, Inc. (a)	337,400	8,772
Inverness Medical Innovations, Inc. (a)(k)	324,908	7,603
Medtronic, Inc.	133,600	6,696
St. Jude Medical, Inc. (a)	354,200	13,984
Thermo Electron Corp. (a)	323,180	12,455
Varian, Inc. (a)	386,400	16,720
Waters Corp. (a)	680,700	30,849
		356,207
Health Care Providers & Services - 2.1%
Aetna, Inc.	549,800	21,167
Amedisys, Inc. (a)(g)	177,300	5,879
American Retirement Corp. (a)	497,300	12,631
Cardinal Health, Inc.	302,900	20,400
Caremark Rx, Inc.	291,500	13,278
Chemed Corp.	204,700	11,154
CIGNA Corp.	31,700	3,392
Emdeon Corp. (a)	1,823,500	20,806
Hanger Orthopedic Group, Inc. (a)	645,400	4,331
Health Net, Inc. (a)	706,900	28,771
Humana, Inc. (a)	408,200	18,442
IMS Health, Inc.	426,800	11,600
LifePoint Hospitals, Inc. (a)	90,100	2,856
Medco Health Solutions, Inc. (a)	375,900	20,009
Omnicare, Inc.	294,000	16,673
Quest Diagnostics, Inc.	109,200	6,086
Sierra Health Services, Inc. (a)	209,200	8,203
Sunrise Senior Living, Inc. (a)	673,000	25,036
UnitedHealth Group, Inc.	2,830,712	140,800
WellPoint, Inc. (a)	436,300	30,977
		422,491
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.1%
Allergan, Inc.	74,508	$ 7,653
Atherogenics, Inc. (a)	842,900	11,927
Barr Pharmaceuticals, Inc. (a)	347,800	21,059
Endo Pharmaceuticals Holdings, Inc. (a)	272,958	8,585
Johnson & Johnson	1,857,600	108,874
Merck & Co., Inc.	181,700	6,254
MGI Pharma, Inc. (a)	812,700	15,181
New River Pharmaceuticals, Inc. (a)	473,602	16,102
Novartis AG sponsored ADR	853,300	49,073
Pfizer, Inc.	2,430,400	61,562
Schering-Plough Corp.	572,400	11,059
Teva Pharmaceutical Industries Ltd. sponsored ADR	953,500	38,617
Wyeth	1,318,500	64,171
		420,117
TOTAL HEALTH CARE		1,388,991
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.3%
Essex Corp. (a)	122,700	2,617
General Dynamics Corp.	533,400	35,002
Hexcel Corp. (a)	975,700	21,553
Honeywell International, Inc.	1,181,500	50,214
L-3 Communications Holdings, Inc.	162,500	13,276
Lockheed Martin Corp.	170,300	12,926
Meggitt PLC	1,456,037	8,936
Precision Castparts Corp.	519,200	32,699
Raytheon Co.	506,000	22,401
Rockwell Collins, Inc.	314,400	17,984
United Technologies Corp.	603,700	37,918
		255,526
Air Freight & Logistics - 0.3%
EGL, Inc. (a)	513,700	24,000
FedEx Corp.	125,700	14,472
Forward Air Corp.	45,300	1,820
UTI Worldwide, Inc.	487,327	15,200
		55,492
Airlines - 0.5%
ACE Aviation Holdings, Inc. Class A (a)	495,100	13,684
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
AirTran Holdings, Inc. (a)	3,376,500	$ 47,203
Frontier Airlines Holdings, Inc. (a)(g)	3,520,108	23,866
TAM SA (PN) sponsored ADR (ltd. vtg.)	345,800	8,697
		93,450
Building Products - 0.1%
Masco Corp.	793,600	25,316
Commercial Services & Supplies - 0.6%
Banta Corp.	126,700	6,408
Cendant Corp.	1,666,400	29,045
Cintas Corp.	227,100	9,534
Covanta Holding Corp. (a)	901,400	15,035
DiamondCluster International, Inc. (a)	1,131,903	11,704
Kforce, Inc. (a)	660,750	9,284
Steelcase, Inc. Class A	377,500	7,067
The Brink's Co.	485,600	24,668
Waste Management, Inc.	227,300	8,515
		121,260
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	1,018,000	24,401
Fluor Corp.	1,193,900	110,925
Hyundai Engineering & Construction Co. Ltd. (a)	277,120	17,247
Infrasource Services, Inc. (a)	495,900	9,368
Larsen & Toubro Ltd.	381,480	22,896
McDermott International, Inc. (a)	159,100	9,673
Perini Corp. (a)	863,800	25,940
Punj Lloyd Ltd.	69,143	1,571
Shaw Group, Inc. (a)	1,160,300	35,505
URS Corp. (a)	557,200	23,999
Washington Group International, Inc.	16,200	901
		282,426
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	92,500	8,459
GrafTech International Ltd. (a)	1,067,042	7,213
		15,672
Industrial Conglomerates - 1.9%
3M Co.	344,400	29,422
General Electric Co.	7,742,710	267,820
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Smiths Group PLC	999,200	$ 18,578
Tyco International Ltd.	2,468,500	65,045
		380,865
Machinery - 0.6%
Atlas Copco AB (B Shares) (g)	870,900	23,789
Briggs & Stratton Corp.	489,600	16,519
Danaher Corp.	243,600	15,617
Deere & Co.	319,000	28,002
Flowserve Corp. (a)	172,800	9,939
Ingersoll-Rand Co. Ltd. Class A	272,500	11,922
SPX Corp.	428,800	23,477
Timken Co.	80,100	2,795
		132,060
Marine - 0.1%
Alexander & Baldwin, Inc.	352,595	17,584
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	493,600	39,256
Canadian National Railway Co.	163,000	7,309
Laidlaw International, Inc.	1,549,700	38,355
Norfolk Southern Corp.	881,600	47,606
		132,526
Trading Companies & Distributors - 0.6%
UAP Holding Corp.	585,900	12,105
United Rentals, Inc. (a)	208,200	7,426
WESCO International, Inc. (a)	1,342,500	100,688
		120,219
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	641,300	21,342
TOTAL INDUSTRIALS		1,653,738
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.0%
Andrew Corp. (a)	811,200	8,582
Blue Coat Systems, Inc. (a)	432,200	9,405
CIENA Corp. (a)	454,000	1,857
CommScope, Inc. (a)	81,700	2,700
Dycom Industries, Inc. (a)	1,533,100	33,590
Harris Corp.	414,500	19,303
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	455,600	$ 8,419
Lucent Technologies, Inc. (a)	5,679,202	15,845
MasTec, Inc. (a)	1,792,190	22,098
Motorola, Inc.	1,260,100	26,903
Nortel Networks Corp. (a)	5,568,400	14,809
QUALCOMM, Inc.	395,500	20,305
Sycamore Networks, Inc. (a)	4,606,900	21,652
		205,468
Computers & Peripherals - 1.4%
Diebold, Inc.	9,100	387
EMC Corp. (a)	1,374,200	18,565
Emulex Corp. (a)	477,300	8,663
Hewlett-Packard Co.	1,247,700	40,513
Intermec, Inc. (a)	89,100	2,360
M-Systems Flash Disk Pioneers Ltd. (a)	318,500	10,979
Maxtor Corp. (a)	7,228,900	69,976
McDATA Corp. Class A (a)	1,090,700	5,268
NCR Corp. (a)	448,500	17,671
Seagate Technology	2,465,900	65,494
Sun Microsystems, Inc. (a)	2,211,000	11,055
Western Digital Corp. (a)	1,251,500	26,332
		277,263
Electronic Equipment & Instruments - 2.1%
Agilent Technologies, Inc. (a)	802,500	30,832
Amphenol Corp. Class A	958,800	55,419
Arrow Electronics, Inc. (a)	455,125	16,476
Avnet, Inc. (a)	624,100	16,320
Benchmark Electronics, Inc. (a)	616,950	16,843
Celestica, Inc. (sub. vtg.) (a)	2,324,300	26,133
Coherent, Inc. (a)	90,800	3,361
CPI International, Inc.	86,500	1,557
Flextronics International Ltd. (a)	5,705,800	64,818
FLIR Systems, Inc. (a)	250,200	6,117
Hon Hai Precision Industry Co. Ltd. (Foxconn) unit	959,513	13,011
Ibiden Co. Ltd.	91,200	4,333
Ingram Micro, Inc. Class A (a)	1,356,100	24,939
Littelfuse, Inc. (a)	118,200	3,817
Metrologic Instruments, Inc. (a)	273,000	4,638
Mettler-Toledo International, Inc. (a)	210,800	13,660
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Molex, Inc.	368,600	$ 13,682
Solectron Corp. (a)	10,689,900	42,760
Symbol Technologies, Inc.	2,885,097	30,726
Tektronix, Inc.	391,800	13,838
Vishay Intertechnology, Inc. (a)	897,800	14,024
		417,304
Internet Software & Services - 0.6%
eBay, Inc. (a)	536,720	18,469
Google, Inc. Class A (sub. vtg.) (a)	137,290	57,379
Homestore, Inc. (a)	193,050	1,185
VeriSign, Inc. (a)	45,400	1,068
Yahoo!, Inc. (a)	930,000	30,485
		108,586
IT Services - 0.3%
Alliance Data Systems Corp. (a)	227,500	12,513
Ceridian Corp. (a)	617,600	14,964
First Data Corp.	672,700	32,081
Satyam Computer Services Ltd. sponsored ADR	91,000	3,274
SI International, Inc. (a)	116,800	3,979
		66,811
Office Electronics - 0.2%
Xerox Corp. (a)	2,329,500	32,706
Semiconductors & Semiconductor Equipment - 3.5%
Agere Systems, Inc. (a)	2,954,752	46,449
AMIS Holdings, Inc. (a)	1,386,200	14,292
Amkor Technology, Inc. (a)	816,500	9,871
Analog Devices, Inc.	219,800	8,335
Applied Micro Circuits Corp. (a)	1,088,800	3,996
Asat Holdings Ltd. sponsored ADR (a)	1,180,600	1,110
ASML Holding NV (NY Shares) (a)	1,337,800	28,294
ATI Technologies, Inc. (a)	1,180,100	18,312
ATMI, Inc. (a)	1,684,716	47,846
Axcelis Technologies, Inc. (a)	3,448,200	20,310
Credence Systems Corp. (a)	1,570,120	11,132
Cymer, Inc. (a)	499,600	25,824
Cypress Semiconductor Corp. (a)	1,436,800	24,655
DSP Group, Inc. (a)	477,900	12,922
Entegris, Inc. (a)	315,900	3,216
Exar Corp. (a)	805,100	11,666
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Fairchild Semiconductor International, Inc. (a)	2,199,500	$ 45,464
FormFactor, Inc. (a)	90,800	3,785
Freescale Semiconductor, Inc.:
Class A (a)	1,988,800	62,886
Class B (a)	3,315,089	104,989
Integrated Device Technology, Inc. (a)	340,500	5,182
Intel Corp.	91,000	1,818
Linear Technology Corp.	163,900	5,818
LSI Logic Corp. (a)	136,200	1,451
LTX Corp. (a)	3,327,721	18,901
Microchip Technology, Inc.	361,500	13,469
National Semiconductor Corp.	1,832,800	54,947
PMC-Sierra, Inc. (a)	928,900	11,546
Rudolph Technologies, Inc. (a)	1,019,778	16,908
Samsung Electronics Co. Ltd.	63,313	43,231
Teradyne, Inc. (a)	984,100	16,592
Xilinx, Inc.	227,100	6,284
		701,501
Software - 1.6%
Activision, Inc. (a)	643,967	9,138
Amdocs Ltd. (a)	293,300	10,911
Ansoft Corp. (a)	198,200	8,756
BEA Systems, Inc. (a)	2,504,449	33,184
Cognos, Inc. (a)	659,100	24,560
Fair, Isaac & Co., Inc.	304,500	11,300
FileNET Corp. (a)	263,400	7,328
Hyperion Solutions Corp. (a)	536,111	16,416
JDA Software Group, Inc. (a)	569,400	7,778
Macrovision Corp. (a)	748,364	17,138
McAfee, Inc. (a)	636,300	16,601
Microsoft Corp.	3,636,600	87,824
Nintendo Co. Ltd.	145,500	21,721
Oracle Corp. (a)	295,300	4,308
Symantec Corp. (a)	983,265	16,106
Take-Two Interactive Software, Inc. (a)	1,179,250	20,106
Wind River Systems, Inc. (a)	955,300	10,900
		324,075
TOTAL INFORMATION TECHNOLOGY		2,133,714
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.7%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	287,900	$ 19,727
Airgas, Inc.	593,100	23,991
Albemarle Corp.	571,600	27,334
Ashland, Inc.	802,100	52,794
Bayer AG (g)	154,400	7,132
Celanese Corp. Class A	1,160,000	25,462
Chemtura Corp.	3,085,857	37,647
Cytec Industries, Inc.	362,200	21,902
Georgia Gulf Corp.	463,100	13,736
Israel Chemicals Ltd.	3,450,218	13,651
Monsanto Co.	444,500	37,071
Mosaic Co. (a)(g)	2,165,400	32,481
Praxair, Inc.	334,200	18,759
Rhodia SA (a)	6,499,843	15,663
Spartech Corp.	571,900	13,514
		360,864
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	23,500	2,495
Texas Industries, Inc.	342,700	19,431
		21,926
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	2,335,400	42,691
Pactiv Corp. (a)	1,520,540	37,010
Smurfit-Stone Container Corp. (a)	1,239,400	16,050
		95,751
Metals & Mining - 2.2%
Agnico-Eagle Mines Ltd.	523,716	19,206
Alcoa, Inc.	2,160,200	72,972
Allegheny Technologies, Inc.	469,800	32,576
Aquarius Platinum Ltd. (Australia)	113,696	1,636
Boliden AB (g)	586,500	11,916
Compass Minerals International, Inc.	768,100	20,224
Falconbridge Ltd.	897,055	35,706
Goldcorp, Inc.	1,179,050	41,393
IPSCO, Inc.	95,000	9,804
Meridian Gold, Inc. (a)	1,575,700	51,288
Newmont Mining Corp.	67,600	3,945
Oregon Steel Mills, Inc. (a)	452,003	22,388
RTI International Metals, Inc. (a)	244,400	14,698
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Stillwater Mining Co. (a)	1,236,300	$ 20,980
Sumitomo Metal Industries Ltd.	91,000	384
Teck Cominco Ltd. Class B (sub. vtg.)	377,300	26,013
Titanium Metals Corp. (a)	590,400	42,302
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	322,300	12,231
		439,662
Paper & Forest Products - 0.1%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	338,200	5,442
Weyerhaeuser Co.	261,500	18,428
		23,870
TOTAL MATERIALS		942,073
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.7%
Alaska Communication Systems Group, Inc.	1,203,728	15,179
AT&T, Inc.	5,116,925	134,115
BellSouth Corp.	454,400	15,350
Covad Communications Group, Inc. (a)	12,920,300	32,430
Verizon Communications, Inc.	4,071,500	134,482
		331,556
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	718,991	24,546
Bharti Televentures Ltd. (a)	362,416	3,378
Crown Castle International Corp. (a)	663,600	22,330
Nextel Partners, Inc. Class A (a)	339,100	9,610
NII Holdings, Inc. (a)	500,600	29,986
Sprint Nextel Corp.	1,997,739	49,544
		139,394
TOTAL TELECOMMUNICATION SERVICES		470,950
UTILITIES - 2.0%
Electric Utilities - 0.5%
E.ON AG	9,100	1,108
Edison International	168,000	6,789
Entergy Corp.	197,000	13,778
Exelon Corp.	920,100	49,685
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
ITC Holdings Corp.	113,900	$ 2,942
PPL Corp.	501,300	14,558
		88,860
Independent Power Producers & Energy Traders - 1.0%
AES Corp. (a)	5,091,017	86,395
Dynegy, Inc. Class A (a)	22,200	110
NRG Energy, Inc. (a)	371,000	17,656
TXU Corp.	1,894,200	94,009
		198,170
Multi-Utilities - 0.5%
CMS Energy Corp. (a)	1,715,000	22,844
Dominion Resources, Inc.	544,000	40,729
Duke Energy Corp.	286,900	8,355
PG&E Corp.	572,100	22,792
Public Service Enterprise Group, Inc.	220,500	13,825
		108,545
TOTAL UTILITIES		395,575
TOTAL COMMON STOCKS (Cost $9,937,848)		13,074,284
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.1%
Insurance - 0.1%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	221,900	6,173
XL Capital Ltd. 6.50%	587,900	12,899
		19,072
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp. 7.625%	151,700	7,577
Convertible Preferred Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. Series A, 5.75%	17,600	$ 4,352
TOTAL UTILITIES		11,929
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $31,944)		31,001
Corporate Bonds - 6.1%
	Principal Amount (000s)
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co.:
5.25% 10/6/11 (h)	$ 1,980	2,287
6% 7/2/08	12,950	16,905
		19,192
HEALTH CARE - 0.0%
Biotechnology - 0.0%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08 (h)	1,000	1,021
Cephalon, Inc. 0% 6/15/33 (h)	5,000	6,159
		7,180
INDUSTRIALS - 0.0%
Airlines - 0.0%
Mesa Air Group, Inc. 2.115% 2/10/24 (f)(h)	1,700	959
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Finisar Corp. 5.25% 10/15/08	6,703	6,921
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Covad Communications Group, Inc. 3% 3/15/24 (h)	5,000	4,838
Level 3 Communications, Inc. 5.25% 12/15/11 (h)	1,980	2,892
		7,730
TOTAL CONVERTIBLE BONDS		41,982
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 5.9%
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
Delco Remy International, Inc. 9.375% 4/15/12	$ 545	$ 259
Tenneco, Inc. 8.625% 11/15/14	435	439
		698
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31	10,000	7,300
General Motors Corp. 8.375% 7/15/33	300	224
		7,524
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	430	433
Service Corp. International (SCI) 7% 6/15/17 (h)	450	441
		874
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	730	741
Gaylord Entertainment Co. 8% 11/15/13	460	473
Host Marriott LP 7.125% 11/1/13	1,000	1,015
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	1,070	1,027
Mandalay Resort Group 6.5% 7/31/09	910	910
MGM MIRAGE 5.875% 2/27/14	1,430	1,328
Penn National Gaming, Inc. 6.875% 12/1/11	1,400	1,400
Six Flags, Inc. 9.625% 6/1/14	1,035	1,048
Station Casinos, Inc. 6% 4/1/12	900	873
Uno Restaurant Corp. 10% 2/15/11 (h)	505	407
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	1,480	1,436
		10,658
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	7,965	7,775
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	45	45
Media - 0.4%
AOL Time Warner, Inc.:
6.875% 5/1/12	1,585	1,653
7.625% 4/15/31	4,975	5,386
BSKYB Finance UK PLC 6.5% 10/15/35 (h)	8,000	7,537
Cablevision Systems Corp.:
8% 4/15/12	635	637
9.62% 4/1/09 (i)	1,420	1,505
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CCH I LLC / CCH I Capital Corp. 11% 10/1/15	$ 346	$ 302
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (h)	1,160	1,160
Comcast Corp. 6.45% 3/15/37	22,750	21,655
Cox Communications, Inc. 4.625% 6/1/13	11,200	10,179
CSC Holdings, Inc.:
7.625% 4/1/11	1,280	1,299
7.625% 7/15/18	235	235
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	577	635
Dex Media, Inc. 8% 11/15/13	355	364
EchoStar DBS Corp. 7.125% 2/1/16 (h)	810	792
Houghton Mifflin Co. 9.875% 2/1/13	1,750	1,890
Kabel Deutschland GmbH 10.625% 7/1/14 (h)	490	528
Liberty Media Corp.:
5.7% 5/15/13	2,050	1,907
8.25% 2/1/30	6,315	6,052
News America Holdings, Inc. 7.75% 12/1/45	5,780	6,183
News America, Inc. 6.2% 12/15/34	1,720	1,590
Nexstar Broadcasting, Inc. 7% 1/15/14	1,110	1,038
Rogers Cable, Inc. 6.75% 3/15/15	1,200	1,194
Time Warner, Inc. 9.125% 1/15/13	2,040	2,348
Viacom, Inc. 5.75% 4/30/11 (h)	6,760	6,710
Videotron Ltee 6.875% 1/15/14	990	986
		83,765
Multiline Retail - 0.0%
Dillard's, Inc. 6.69% 8/1/07	1,730	1,736
Specialty Retail - 0.0%
Asbury Automotive Group, Inc.:
8% 3/15/14	920	920
9% 6/15/12	1,000	1,025
AutoNation, Inc. 7.0138% 4/15/13 (h)(i)	110	112
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12 (h)	200	200
Sonic Automotive, Inc. 8.625% 8/15/13	1,705	1,752
		4,009
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 9.74% 4/1/12 (i)	$ 250	$ 260
TOTAL CONSUMER DISCRETIONARY		117,344
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (h)	4,760	4,395
Food & Staples Retailing - 0.0%
Ahold Finance USA, Inc. 8.25% 7/15/10	150	158
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	920	943
Jean Coutu Group, Inc.:
7.625% 8/1/12	300	295
8.5% 8/1/14	475	444
		1,840
Food Products - 0.1%
Dole Food Co., Inc. 7.25% 6/15/10	730	683
H.J. Heinz Co. 6.428% 12/1/08 (h)(i)	5,410	5,498
Kraft Foods, Inc. 5.25% 6/1/07	1,720	1,715
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,660	1,681
Swift & Co. 10.125% 10/1/09	50	51
		9,628
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	5,260	5,578
TOTAL CONSUMER STAPLES		21,441
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	3,290	3,065
Hanover Compressor Co. 9% 6/1/14	570	613
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	195	187
Petronas Capital Ltd. 7% 5/22/12 (h)	11,260	12,011
Pride International, Inc. 7.375% 7/15/14	480	499
Seabulk International, Inc. 9.5% 8/15/13	700	777
		17,152
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.4%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (h)	$ 4,715	$ 4,572
Chesapeake Energy Corp. 7.5% 6/15/14	430	443
Duke Capital LLC:
6.25% 2/15/13	5,000	5,086
6.75% 2/15/32	3,530	3,609
El Paso Corp.:
6.5% 5/15/06 (h)	1,175	1,175
7.5% 8/15/06 (h)	1,935	1,943
7.75% 6/15/10 (h)	325	334
7.875% 6/15/12	1,485	1,537
El Paso Energy Corp.:
6.95% 12/15/07	450	453
7.375% 12/15/12	630	636
El Paso Production Holding Co. 7.75% 6/1/13	1,440	1,490
EnCana Holdings Finance Corp. 5.8% 5/1/14	7,070	7,030
Enterprise Products Operating LP 6.375% 2/1/13	5,610	5,693
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	530	534
Kinder Morgan Energy Partners LP 5.8% 3/15/35	2,400	2,123
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	9,800	9,628
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14	175	166
Massey Energy Co. 6.875% 12/15/13 (h)	740	712
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)	2,855	2,595
Nexen, Inc. 5.875% 3/10/35	3,865	3,508
Pemex Project Funding Master Trust:
5.75% 12/15/15 (h)	1,810	1,716
5.75% 12/15/15	1,000	948
6.125% 8/15/08	4,000	4,024
6.625% 6/15/35 (h)	5,000	4,725
6.625% 6/15/35	1,500	1,418
7.375% 12/15/14	3,740	3,964
Range Resources Corp. 7.375% 7/15/13	765	780
Ship Finance International Ltd. 8.5% 12/15/13	2,310	2,171
Talisman Energy, Inc. 5.85% 2/1/37	4,435	4,039
Teekay Shipping Corp. 8.875% 7/15/11	1,110	1,204
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc.:
7.125% 9/1/11	$ 4,055	$ 4,167
7.5% 1/15/31	2,010	2,050
		84,473
TOTAL ENERGY		101,625
FINANCIALS - 2.3%
Capital Markets - 0.2%
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)	2,000	1,924
4.25% 9/4/12 (i)	2,490	2,451
Goldman Sachs Group, Inc.:
4.75% 7/15/13	5,100	4,790
5.125% 1/15/15	12,870	12,171
Legg Mason, Inc. 6.75% 7/2/08	2,405	2,469
Lehman Brothers Holdings, Inc. 5.5% 4/4/16	4,990	4,821
Morgan Stanley:
4% 1/15/10	2,800	2,655
5.05% 1/21/11	9,260	9,038
Nuveen Investments, Inc. 5.5% 9/15/15	5,270	4,989
		45,308
Commercial Banks - 0.5%
Bank of America Corp. 4.5% 8/1/10	13,000	12,547
Bank One Corp.:
5.25% 1/30/13	7,610	7,419
6% 8/1/08	2,615	2,649
BB&T Capital Trust I 5.85% 8/18/35	5,545	5,092
HSBC Holdings PLC 6.5% 5/2/36	6,175	6,212
KeyBank NA, Cleveland 5.45% 3/3/16	5,915	5,685
Korea Development Bank:
3.875% 3/2/09	8,325	7,981
4.625% 9/16/10	15,000	14,421
5.75% 9/10/13	4,415	4,410
Rabobank Capital Funding Trust II 5.26% 12/31/49 (h)(i)	1,000	949
Union Planters Corp. 7.75% 3/1/11	7,500	8,168
Wachovia Bank NA 4.875% 2/1/15	10,000	9,307
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co. 4.2% 1/15/10	$ 10,165	$ 9,735
Woori Bank 6.125% 5/3/16 (h)(i)	6,495	6,491
		101,066
Consumer Finance - 0.4%
Ford Motor Credit Co.:
5.88% 3/21/07 (i)	370	364
9.4725% 4/15/12 (i)	390	390
General Electric Capital Corp.:
4.875% 10/21/10	35,000	34,190
6% 6/15/12	9,000	9,203
General Motors Acceptance Corp.:
6.125% 1/22/08	1,000	963
6.75% 12/1/14	1,910	1,738
6.875% 9/15/11	1,680	1,571
6.875% 8/28/12	210	196
8% 11/1/31	825	780
Household Finance Corp.:
4.125% 11/16/09	6,035	5,779
5.875% 2/1/09	3,500	3,543
7% 5/15/12	1,235	1,314
HSBC Finance Corp. 5.5% 1/19/16	9,535	9,210
MBNA Corp. 7.5% 3/15/12	2,030	2,218
		71,459
Diversified Financial Services - 0.2%
Citigroup, Inc.:
4.625% 8/3/10	3,835	3,713
5% 9/15/14	12,000	11,365
6% 2/21/12	3,065	3,122
ILFC E-Capital Trust I 5.9% 12/21/65 (h)(i)	2,600	2,536
J.P. Morgan & Co., Inc. 6.25% 1/15/09	2,850	2,901
JPMorgan Chase & Co.:
4.875% 3/15/14	3,510	3,284
5.75% 1/2/13	5,490	5,489
JPMorgan Chase Capital XVII 5.85% 8/1/35	8,000	7,221
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (h)	3,350	3,313
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(i)	6,000	5,652
		48,596
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - 0.1%
Assurant, Inc. 5.625% 2/15/14	$ 2,195	$ 2,131
Axis Capital Holdings Ltd. 5.75% 12/1/14	2,930	2,802
Metropolitan Life Global Funding I 4.625% 8/19/10 (h)	11,400	10,986
Prudential Financial, Inc. 3.75% 5/1/08	2,365	2,290
Symetra Financial Corp. 6.125% 4/1/16 (h)	5,445	5,324
Travelers Property Casualty Corp. 6.375% 3/15/33	1,580	1,547
UnumProvident Corp.:
6.75% 12/15/28	580	542
7.625% 3/1/11	445	467
Willis Group North America, Inc. 5.625% 7/15/15	1,875	1,794
		27,883
Real Estate - 0.7%
Archstone Smith Operating Trust 5.25% 12/1/10	2,795	2,742
Boston Properties, Inc. 6.25% 1/15/13	4,400	4,499
Brandywine Operating Partnership LP:
5.625% 12/15/10	6,795	6,704
5.75% 4/1/12	4,075	4,025
BRE Properties, Inc. 4.875% 5/15/10	4,135	4,009
CarrAmerica Realty Corp.:
5.25% 11/30/07	2,205	2,199
5.5% 12/15/10	5,770	5,747
Colonial Properties Trust:
4.75% 2/1/10	6,905	6,656
5.5% 10/1/15	7,875	7,450
6.25% 6/15/14	3,000	2,993
Developers Diversified Realty Corp.:
5% 5/3/10	4,165	4,040
5.25% 4/15/11	8,165	7,924
5.375% 10/15/12	2,750	2,662
EOP Operating LP:
4.65% 10/1/10	4,805	4,606
4.75% 3/15/14	11,170	10,247
6.75% 2/15/12	7,730	8,042
Equity Residential 5.125% 3/15/16	4,600	4,297
Heritage Property Investment Trust, Inc. 4.5% 10/15/09	6,810	6,520
iStar Financial, Inc.:
5.15% 3/1/12	6,320	6,040
5.65% 9/15/11	8,020	7,889
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
iStar Financial, Inc.: - continued
5.8% 3/15/11	$ 3,165	$ 3,139
Mack-Cali Realty LP 7.25% 3/15/09	3,025	3,135
Regency Centers LP 5.25% 8/1/15	4,750	4,455
Senior Housing Properties Trust 7.875% 4/15/15	278	287
Simon Property Group LP:
4.6% 6/15/10	3,690	3,555
5.1% 6/15/15	5,455	5,106
Ventas Realty LP/Ventas Capital Corp. 6.5% 6/1/16	640	626
		129,594
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,165	1,117
4.125% 9/15/09	7,000	6,691
5.625% 5/15/07	4,700	4,710
Independence Community Bank Corp.:
3.75% 4/1/14 (i)	2,945	2,789
4.9% 9/23/10	5,550	5,337
Residential Capital Corp.:
6% 2/22/11	6,230	6,103
6.125% 11/21/08	7,455	7,423
Washington Mutual Bank:
5.65% 8/15/14	5,340	5,215
6.875% 6/15/11	3,300	3,475
		42,860
TOTAL FINANCIALS		466,766
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
AmeriPath, Inc. 10.5% 4/1/13	685	730
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	460	489
Community Health Systems, Inc. 6.5% 12/15/12	590	572
DaVita, Inc.:
6.625% 3/15/13	730	721
7.25% 3/15/15	1,610	1,606
HCA, Inc.:
6.375% 1/15/15	640	618
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.: - continued
6.5% 2/15/16	$ 340	$ 329
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	800	804
Psychiatric Solutions, Inc. 7.75% 7/15/15	470	479
Skilled Healthcare Group, Inc. 11% 1/15/14 (h)	290	307
Tenet Healthcare Corp. 9.875% 7/1/14	635	660
U.S. Oncology, Inc. 9% 8/15/12	465	495
		7,810
Pharmaceuticals - 0.0%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	360	342
Mylan Laboratories, Inc.:
5.75% 8/15/10	210	204
6.375% 8/15/15	280	274
		820
TOTAL HEALTH CARE		8,630
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
Bombardier, Inc.:
6.3% 5/1/14 (h)	2,615	2,412
7.45% 5/1/34 (h)	3,000	2,708
		5,120
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	536	544
6.978% 10/1/12	1,282	1,314
7.024% 4/15/11	3,700	3,802
7.377% 5/23/19	967	890
7.379% 11/23/17	458	412
7.8% 4/1/08	425	421
7.858% 4/1/13	6,000	6,380
10.32% 7/30/14 (h)	625	531
AMR Corp.:
9.17% 1/30/12	140	123
10.13% 6/15/11	140	123
10.45% 11/15/11	405	356
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	$ 3,766	$ 3,772
6.9% 7/2/19	2,431	2,431
7.056% 3/15/11	1,795	1,847
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	570	147
8.3% 12/15/29 (d)	190	49
9.5% 11/18/08 (d)(h)	1,137	1,103
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	5,430	5,430
7.92% 5/18/12	115	105
U.S. Airways pass thru trust certificates 6.85% 7/30/19	3,862	3,944
United Airlines pass thru Certificates:
6.071% 9/1/14	2,490	2,458
6.201% 3/1/10	1,725	1,725
6.602% 9/1/13	7,070	7,042
		44,949
Building Products - 0.0%
Building Materials Corp. of America 7.75% 8/1/14	820	822
Nortek, Inc. 8.5% 9/1/14	510	525
		1,347
Commercial Services & Supplies - 0.0%
Corrections Corp. of America 6.75% 1/31/14	230	225
IKON Office Solutions, Inc. 7.75% 9/15/15	140	144
United Rentals North America, Inc. 7% 2/15/14	120	115
		484
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (h)	9,500	10,220
Machinery - 0.0%
Commercial Vehicle Group, Inc. 8% 7/1/13	230	231
Invensys PLC 9.875% 3/15/11 (h)	915	965
		1,196
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	$ 551	$ 607
H-Lines Finance Holding Corp. 0% 4/1/13 (e)	156	133
		740
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (h)(i)	60	62
7.625% 5/15/14 (h)	150	153
Hertz Corp.:
8.875% 1/1/14 (h)	790	837
10.5% 1/1/16 (h)	460	506
		1,558
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (i)	5,325	5,117
TOTAL INDUSTRIALS		70,731
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
L-3 Communications Corp.:
6.125% 1/15/14	450	432
6.375% 10/15/15	580	561
Lucent Technologies, Inc. 6.45% 3/15/29	550	487
		1,480
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	1,040	1,063
Sanmina-SCI Corp. 8.125% 3/1/16	420	426
		1,489
IT Services - 0.0%
SunGard Data Systems, Inc.:
9.125% 8/15/13 (h)	800	854
9.4306% 8/15/13 (h)(i)	430	456
		1,310
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	1,450	1,497
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.:
7.125% 6/15/10	$ 780	$ 800
7.625% 6/15/13	675	707
		3,004
Semiconductors & Semiconductor Equipment - 0.0%
Amkor Technology, Inc.:
7.125% 3/15/11	210	200
7.75% 5/15/13	485	462
9.25% 2/15/08	120	126
Freescale Semiconductor, Inc.:
6.875% 7/15/11	1,060	1,076
7.8183% 7/15/09 (i)	910	930
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	75	72
8.16% 12/15/11 (i)	115	116
		2,982
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (h)	140	142
SERENA Software, Inc. 10.375% 3/15/16 (h)	175	186
		328
TOTAL INFORMATION TECHNOLOGY		10,593
MATERIALS - 0.2%
Chemicals - 0.1%
America Rock Salt Co. LLC 9.5% 3/15/14	560	566
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	925	1,018
Berry Plastics Corp. 10.75% 7/15/12	1,285	1,401
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (e)	175	137
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	1,500	1,635
Huntsman International LLC 9.875% 3/1/09	1,020	1,068
Lyondell Chemical Co. 9.5% 12/15/08	1,077	1,120
		6,945
Construction Materials - 0.0%
RMCC Acquisition Co. 9.5% 11/1/12 (h)	950	983
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.0%
BWAY Corp. 10% 10/15/10	$ 820	$ 867
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	605	626
Owens-Illinois, Inc.:
7.35% 5/15/08	1,560	1,568
8.1% 5/15/07	615	627
		3,688
Metals & Mining - 0.1%
California Steel Industries, Inc. 6.125% 3/15/14	745	708
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	1,585	1,736
International Steel Group, Inc. 6.5% 4/15/14	805	788
Newmont Mining Corp. 5.875% 4/1/35	13,530	12,210
Novelis, Inc. 7.5% 2/15/15 (h)(i)	915	890
		16,332
Paper & Forest Products - 0.0%
Catalyst Paper Corp. 8.625% 6/15/11	380	384
Georgia-Pacific Corp.:
8.125% 5/15/11	1,000	1,035
9.5% 12/1/11	415	452
International Paper Co. 4.25% 1/15/09	4,350	4,203
		6,074
TOTAL MATERIALS		34,022
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,500	1,695
British Telecommunications PLC:
8.375% 12/15/10	405	450
8.875% 12/15/30	4,565	5,770
Deutsche Telekom International Finance BV 5.25% 7/22/13	6,045	5,775
KT Corp. 5.875% 6/24/14 (h)	2,925	2,881
New Skies Satellites BV 9.5725% 11/1/11 (i)	1,250	1,275
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (h)	200	208
Qwest Capital Funding, Inc.:
7% 8/3/09	1,340	1,345
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Capital Funding, Inc.: - continued
7.75% 8/15/06	$ 3,525	$ 3,529
Qwest Communications International, Inc. 7.5% 2/15/14	985	991
Qwest Corp.:
8.16% 6/15/13 (i)	1,260	1,373
8.875% 3/15/12	905	991
SBC Communications, Inc.:
5.1% 9/15/14	6,750	6,355
5.875% 8/15/12	4,000	4,015
Sprint Capital Corp.:
6.875% 11/15/28	10,000	10,302
7.625% 1/30/11	3,425	3,696
Telecom Italia Capital:
4% 1/15/10	500	471
4.95% 9/30/14	5,000	4,577
5.25% 11/15/13	2,000	1,886
6% 9/30/34	6,000	5,355
Telefonos de Mexico SA de CV 4.75% 1/27/10	14,925	14,374
TELUS Corp. yankee 7.5% 6/1/07	11,770	12,015
Verizon Global Funding Corp.:
5.85% 9/15/35	8,760	7,803
7.25% 12/1/10	7,110	7,536
Verizon New York, Inc.:
6.875% 4/1/12	7,725	7,929
7.375% 4/1/32	3,250	3,253
		115,850
Wireless Telecommunication Services - 0.2%
America Movil SA de CV 6.375% 3/1/35	8,590	7,873
AT&T Wireless Services, Inc.:
7.875% 3/1/11	10,380	11,360
8.75% 3/1/31	5,000	6,285
Intelsat Ltd.:
6.5% 11/1/13	570	447
7.625% 4/15/12	725	620
Intelsat Subsidiary Holding Co. Ltd. 9.6094% 1/15/12 (i)	730	744
Millicom International Cellular SA 10% 12/1/13	795	884
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc. 7.375% 8/1/15	$ 2,000	$ 2,078
Rogers Communications, Inc.:
6.375% 3/1/14	1,500	1,463
7.5% 3/15/15	740	774
8.035% 12/15/10 (i)	450	464
Vodafone Group PLC 5.5% 6/15/11	3,525	3,486
		36,478
TOTAL TELECOMMUNICATION SERVICES		152,328
UTILITIES - 1.0%
Electric Utilities - 0.6%
Appalachian Power Co. 6.375% 4/1/36	5,500	5,329
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,080	3,013
Detroit Edison Co. 5.2% 10/15/12	4,000	3,879
Exelon Corp. 4.9% 6/15/15	11,000	10,116
FirstEnergy Corp. 6.45% 11/15/11	12,610	13,004
Mirant Americas Generation LLC 8.3% 5/1/11	270	279
Nevada Power Co.:
5.875% 1/15/15	260	251
10.875% 10/15/09	370	396
Niagara Mohawk Power Corp. 8.875% 5/15/07	1,660	1,716
Pepco Holdings, Inc.:
4% 5/15/10	4,660	4,368
6.45% 8/15/12	11,310	11,519
PPL Energy Supply LLC 5.7% 10/15/35	12,350	11,854
Progress Energy, Inc.:
7% 10/30/31	11,200	11,728
7.1% 3/1/11	3,700	3,909
Public Service Co. of Colorado 5.5% 4/1/14	4,035	3,967
Sierra Pacific Power Co. 6.25% 4/15/12	360	357
Southern California Edison Co.:
4.65% 4/1/15	2,000	1,840
5% 1/15/14	2,515	2,394
TXU Energy Co. LLC 7% 3/15/13	17,640	18,269
		108,188
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,550	1,624
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Sonat, Inc.:
6.625% 2/1/08	$ 1,385	$ 1,383
6.75% 10/1/07	825	830
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,320	4,597
		8,434
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8.75% 5/15/13 (h)	1,135	1,230
9.375% 9/15/10	1,143	1,246
9.5% 6/1/09	2,802	3,016
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (h)	1,255	1,365
Constellation Energy Group, Inc. 7% 4/1/12	10,525	11,148
Duke Capital LLC:
4.331% 11/16/06	1,215	1,209
5.668% 8/15/14	4,390	4,283
Mirant North America LLC/Mirant North America Finance Corp. 7.375% 12/31/13 (h)	250	251
NRG Energy, Inc.:
7.25% 2/1/14	1,260	1,265
7.375% 2/1/16	1,620	1,630
		26,643
Multi-Utilities - 0.2%
CMS Energy Corp.:
7.75% 8/1/10	725	752
8.9% 7/15/08	3,640	3,849
9.875% 10/15/07	1,065	1,126
Dominion Resources, Inc.:
4.75% 12/15/10	6,110	5,860
5.15% 7/15/15	5,860	5,449
5.95% 6/15/35	5,175	4,714
6.25% 6/30/12	5,765	5,838
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (h)	$ 17,175	$ 16,383
Sempra Energy 7.95% 3/1/10	2,000	2,154
		46,125
TOTAL UTILITIES		189,390
TOTAL NONCONVERTIBLE BONDS		1,172,870
TOTAL CORPORATE BONDS (Cost $1,250,725)		1,214,852
U.S. Government and Government Agency Obligations - 15.4%

U.S. Government Agency Obligations - 4.8%
Fannie Mae:
4.25% 5/15/09	315,379	307,630
4.5% 10/15/08	12,011	11,833
4.625% 1/15/08	64,726	64,176
4.625% 10/15/13	20,000	19,153
4.75% 12/15/10	40,000	39,157
4.875% 4/15/09	67,075	66,574
5.125% 1/2/14	37,800	36,667
6% 5/15/11	6,920	7,134
6.125% 3/15/12	11,499	11,967
6.25% 2/1/11	8,695	8,987
6.375% 6/15/09	17,065	17,656
Freddie Mac:
4.125% 4/2/07	3,722	3,686
4.125% 10/18/10	50,000	47,770
4.25% 7/15/09	91,009	88,562
4.875% 2/17/09	139,748	138,784
4.875% 11/15/13	30,900	30,054
5.25% 11/5/12	2,810	2,741
5.75% 1/15/12	25,000	25,540
5.875% 3/21/11	23,295	23,700
Tennessee Valley Authority 5.375% 4/1/56	5,098	4,829
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		956,600
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.2%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	$ 109,622	$ 108,271
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	67,122	63,820
1.625% 1/15/15	100,932	95,116
2% 1/15/14	103,228	100,730
2.375% 4/15/11	60,061	60,375
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		428,312
U.S. Treasury Obligations - 8.4%
U.S. Treasury Bonds 6.125% 8/15/29	99,007	109,813
U.S. Treasury Notes:
3.375% 12/15/08	24,235	23,351
3.375% 9/15/09	15,394	14,674
3.75% 5/15/08	758,310	741,966
4% 3/15/10	140,000	135,587
4.25% 11/15/14	180,515	170,636
4.25% 8/15/15	90,000	84,625
4.375% 12/15/10	200,000	195,523
4.375% 8/15/12	90,000	87,131
4.5% 2/15/09	115,000	113,868
TOTAL U.S. TREASURY OBLIGATIONS		1,677,174
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,115,526)		3,062,086
U.S. Government Agency - Mortgage Securities - 8.2%

Fannie Mae - 7.3%
3.734% 1/1/35 (i)	780	766
3.749% 12/1/34 (i)	667	656
3.752% 10/1/33 (i)	611	596
3.782% 12/1/34 (i)	113	111
3.792% 6/1/34 (i)	2,679	2,591
3.824% 6/1/33 (i)	402	395
3.829% 1/1/35 (i)	515	507
3.847% 1/1/35 (i)	1,519	1,493
3.853% 11/1/34 (i)	3,058	3,011
3.854% 10/1/33 (i)	18,803	18,408
3.869% 1/1/35 (i)	948	934
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.879% 6/1/33 (i)	$ 2,119	$ 2,079
3.902% 10/1/34 (i)	601	592
3.913% 5/1/34 (i)	206	206
3.917% 12/1/34 (i)	476	469
3.947% 11/1/34 (i)	986	973
3.957% 1/1/35 (i)	637	628
3.96% 5/1/33 (i)	201	198
3.972% 12/1/34 (i)	496	489
3.978% 12/1/34 (i)	660	650
3.983% 12/1/34 (i)	3,332	3,286
3.988% 1/1/35 (i)	409	404
4% 4/1/19 to 11/1/20	74,083	69,033
4.003% 12/1/34 (i)	312	308
4.006% 2/1/35 (i)	455	449
4.013% 1/1/35 (i)	891	878
4.021% 2/1/35 (i)	414	408
4.042% 12/1/34 (i)	898	886
4.048% 10/1/18 (i)	528	518
4.05% 1/1/35 (i)	246	242
4.051% 1/1/35 (i)	429	423
4.066% 4/1/33 (i)	197	195
4.067% 1/1/35 (i)	854	842
4.09% 2/1/35 (i)	324	320
4.091% 2/1/35 (i)	850	838
4.092% 2/1/35 (i)	347	343
4.106% 2/1/35 (i)	1,601	1,581
4.109% 1/1/35 (i)	924	912
4.113% 11/1/34 (i)	728	719
4.115% 2/1/35 (i)	1,037	1,023
4.121% 1/1/35 (i)	899	887
4.122% 1/1/35 (i)	1,604	1,584
4.144% 1/1/35 (i)	1,445	1,431
4.153% 2/1/35 (i)	954	942
4.166% 11/1/34 (i)	221	219
4.176% 1/1/35 (i)	774	764
4.178% 1/1/35 (i)	1,631	1,613
4.178% 1/1/35 (i)	1,206	1,173
4.188% 10/1/34 (i)	1,432	1,420
4.22% 3/1/34 (i)	489	479
4.223% 1/1/35 (i)	527	521
4.25% 2/1/35 (i)	618	601
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.267% 2/1/35 (i)	$ 346	$ 342
4.27% 10/1/34 (i)	186	184
4.28% 8/1/33 (i)	1,172	1,157
4.283% 3/1/35 (i)	551	544
4.287% 7/1/34 (i)	435	433
4.294% 3/1/33 (i)	770	762
4.299% 5/1/35 (i)	785	776
4.304% 12/1/34 (i)	311	308
4.315% 10/1/33 (i)	290	286
4.316% 3/1/33 (i)	305	297
4.345% 6/1/33 (i)	369	365
4.356% 1/1/35 (i)	612	596
4.357% 4/1/35 (i)	405	400
4.362% 2/1/34 (i)	1,371	1,348
4.392% 1/1/35 (i)	706	700
4.393% 11/1/34 (i)	6,802	6,742
4.395% 5/1/35 (i)	1,805	1,785
4.398% 2/1/35 (i)	926	903
4.434% 10/1/34 (i)	2,615	2,594
4.436% 4/1/34 (i)	940	929
4.438% 3/1/35 (i)	823	803
4.465% 8/1/34 (i)	1,797	1,769
4.474% 5/1/35 (i)	611	605
4.481% 1/1/35 (i)	867	861
4.5% 5/1/19 to 4/1/36	346,857	322,949
4.504% 8/1/34 (i)	1,105	1,103
4.526% 2/1/35 (i)	12,693	12,519
4.54% 2/1/35 (i)	3,790	3,762
4.543% 2/1/35 (i)	387	384
4.545% 7/1/35 (i)	2,253	2,230
4.546% 2/1/35 (i)	611	606
4.555% 1/1/35 (i)	1,301	1,292
4.559% 9/1/34 (i)	2,435	2,420
4.584% 8/1/34 (i)	865	865
4.584% 7/1/35 (i)	3,260	3,230
4.618% 7/1/34 (i)	30,573	30,410
4.629% 9/1/34 (i)	262	262
4.633% 3/1/35 (i)	325	323
4.641% 1/1/33 (i)	431	429
4.704% 3/1/35 (i)	998	980
4.705% 10/1/32 (i)	154	154
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.726% 7/1/34 (i)	$ 1,694	$ 1,671
4.728% 1/1/35 (i)	3,486	3,469
4.731% 2/1/33 (i)	133	133
4.74% 10/1/34 (i)	2,979	2,938
4.746% 1/1/35 (i)	120	120
4.747% 10/1/32 (i)	165	164
4.798% 12/1/32 (i)	823	820
4.798% 12/1/34 (i)	664	655
4.812% 6/1/35 (i)	3,681	3,659
4.815% 5/1/33 (i)	42	42
4.83% 8/1/34 (i)	693	691
4.844% 11/1/34 (i)	2,393	2,364
4.873% 10/1/34 (i)	8,995	8,892
4.969% 12/1/32 (i)	62	62
4.984% 11/1/32 (i)	474	474
5% 10/1/17 to 1/1/36	446,486	425,121
5% 2/1/35 (i)	295	295
5.042% 7/1/34 (i)	377	375
5.063% 11/1/34 (i)	171	171
5.081% 9/1/34 (i)	7,568	7,517
5.104% 5/1/35 (i)	4,188	4,184
5.172% 5/1/35 (i)	2,869	2,850
5.177% 5/1/35 (i)	8,649	8,588
5.197% 8/1/33 (i)	925	922
5.197% 6/1/35 (i)	2,967	2,968
5.221% 5/1/35 (i)	8,462	8,409
5.318% 7/1/35 (i)	422	423
5.5% 11/1/08 to 5/1/36	294,011	287,590
5.505% 2/1/36 (i)	14,850	14,798
5.636% 1/1/36 (i)	4,163	4,165
6% 4/1/13 to 4/1/35	54,563	54,645
6.5% 1/1/08 to 8/1/35	45,708	46,668
7% 11/1/22 to 6/1/33	11,050	11,394
7.5% 12/1/22 to 3/1/29	2,072	2,164
8% 9/1/17	9	9
TOTAL FANNIE MAE		1,449,811
Freddie Mac - 0.8%
4% 11/1/14 to 2/1/21	8,914	8,322
4.05% 12/1/34 (i)	639	628
4.106% 12/1/34 (i)	899	885
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.152% 1/1/35 (i)	$ 753	$ 741
4.263% 3/1/35 (i)	803	791
4.294% 5/1/35 (i)	1,450	1,431
4.304% 12/1/34 (i)	878	854
4.33% 1/1/35 (i)	1,745	1,722
4.353% 2/1/35 (i)	1,655	1,634
4.443% 3/1/35 (i)	850	826
4.45% 2/1/34 (i)	824	809
4.462% 6/1/35 (i)	1,250	1,233
4.482% 3/1/35 (i)	931	908
4.484% 3/1/35 (i)	6,017	5,915
4.552% 2/1/35 (i)	1,334	1,301
4.704% 9/1/35 (i)	31,194	30,806
4.768% 10/1/32 (i)	122	121
4.869% 3/1/33 (i)	346	344
5% 9/1/33 to 7/1/35	33,620	31,801
5.007% 4/1/35 (i)	4,468	4,446
5.143% 4/1/35 (i)	5,215	5,157
5.338% 6/1/35 (i)	3,642	3,621
5.405% 8/1/33 (i)	337	338
5.5% 7/1/20 to 11/1/20	22,960	22,759
5.571% 1/1/36 (i)	7,301	7,265
5.588% 4/1/32 (i)	176	177
6% 5/1/33 to 11/1/33	18,002	17,987
TOTAL FREDDIE MAC		152,822
Government National Mortgage Association - 0.1%
4.25% 7/20/34 (i)	1,464	1,443
5.5% 1/15/32 to 5/15/34	5,761	5,663
6.5% 3/15/26 to 2/15/34	5,730	5,918
7% 11/15/22 to 9/15/32	9,894	10,306
7.5% 1/15/26 to 9/15/28	1,234	1,299
8% 1/15/17 to 10/15/29	100	105
9% 11/15/14 to 1/15/23	64	68
9.5% 12/15/20 to 3/15/23	26	29
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		24,831
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,667,377)		1,627,464
Asset-Backed Securities - 0.4%
	Principal Amount (000s)	Value (000s)
American Express Credit Account Master Trust Series 2001-6 Class B, 5.2513% 12/15/08 (i)	$ 5,200	$ 5,199
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7 Class A3, 5.2613% 12/15/33 (i)	557	558
Bank One Issuance Trust Series 2004-B2 Class B2, 4.37% 4/15/12	6,000	5,817
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	6,215	5,978
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	3,500	3,456
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.1013% 5/15/09 (i)	2,425	2,425
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (h)	3,405	3,404
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (h)	3,484	3,362
Class C, 5.074% 6/15/35 (h)	3,163	3,041
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 5.6394% 11/25/33 (i)	44	44
Class M2, 6.7094% 11/25/33 (i)	300	302
Ford Credit Auto Owner Trust Series 2005-A Class A4, 3.72% 10/15/09	3,250	3,171
Home Equity Asset Trust:
Series 2003-2 Class M1, 5.8394% 8/25/33 (i)	937	940
Series 2003-4:
Class M1, 5.7594% 10/25/33 (i)	1,670	1,677
Class M2, 6.8594% 10/25/33 (i)	1,980	1,994
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 5.7094% 7/25/33 (i)	3,741	3,760
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.0594% 12/27/32 (i)	940	950
Series 2003-NC8 Class M1, 5.6594% 9/25/33 (i)	1,120	1,125
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.9594% 1/25/32 (i)	1,263	1,264
Series 2002-NC1 Class M1, 5.7594% 2/25/32 (h)(i)	1,438	1,439
Series 2002-NC3 Class M1, 5.6794% 8/25/32 (i)	765	767
Nissan Auto Lease Trust:
Series 2003-A Class A3B, 2.57% 6/15/09	1,043	1,038
Series 2005-A Class A3, 4.7% 10/15/08	10,350	10,280
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	3,375	3,283
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.3513% 3/15/11 (h)(i)	$ 4,320	$ 4,319
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	3,015	2,973
TOTAL ASSET-BACKED SECURITIES (Cost $73,522)		72,566
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.1%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 5.3594% 3/25/35 (i)	1,294	1,296
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3678% 12/25/33 (i)	560	560
Class 2A1, 4.1685% 12/25/33 (i)	2,350	2,294
Series 2003-L Class 2A1, 3.9757% 1/25/34 (i)	2,208	2,145
Series 2004-B:
Class 1A1, 3.4268% 3/25/34 (i)	2,776	2,740
Class 2A2, 4.1079% 3/25/34 (i)	1,917	1,861
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	677	667
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,199	1,199
Series 2004-SL2 Class A1, 6.5% 10/25/16	581	587
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 6.3988% 7/10/35 (h)(i)	3,614	3,696
Class B4, 6.5988% 7/10/35 (h)(i)	2,758	2,821
Class B5, 7.1988% 7/10/35 (h)(i)	2,568	2,632
Class B6, 7.6988% 7/10/35 (h)(i)	1,141	1,173
Series 2003-CB1:
Class B3, 6.2988% 6/10/35 (h)(i)	1,273	1,298
Class B4, 6.4988% 6/10/35 (h)(i)	1,135	1,159
Class B5, 7.0988% 6/10/35 (h)(i)	774	793
Class B6, 7.5988% 6/10/35 (h)(i)	461	473
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 5.4094% 6/25/33 (h)(i)	1,265	1,271
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
WAMU Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.1494% 10/25/45 (i)	$ 3,392	$ 3,390
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	475	482
TOTAL PRIVATE SPONSOR		32,537
U.S. Government Agency - 0.2%
Fannie Mae planned amortization class Series 1996-28 Class PK, 6.5% 7/25/25	2,590	2,652
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2625 Class QX, 2.25% 3/15/22	915	890
Series 2640 Class QG, 2% 4/15/22	1,200	1,164
Series 2770 Class UD, 4.5% 5/15/17	12,058	11,401
Series 2780 Class OC, 4.5% 3/15/17	3,935	3,789
Series 2831 Class PB, 5% 7/15/19	3,735	3,562
Series 2885 Class PC, 4.5% 3/15/18	5,030	4,817
Series 2888 Class GD, 4.5% 4/15/18	4,817	4,510
TOTAL U.S. GOVERNMENT AGENCY		32,785
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $66,925)		65,322
Commercial Mortgage Securities - 0.8%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.3148% 2/14/43 (i)	2,660	2,808
Class A3, 6.3648% 2/14/43 (i)	2,880	2,973
Banc of America Commercial Mortgage, Inc. sequential pay Series 2004-2 Class A3, 4.05% 11/10/38	7,000	6,600
Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 5.74% 7/14/11 (h)(i)	2,940	2,929
Class B, 5.84% 7/14/11 (h)(i)	1,466	1,460
Class C, 5.99% 7/14/11 (h)(i)	2,936	2,925
Class D, 6.62% 7/14/11 (h)(i)	1,707	1,701
Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 5.3294% 1/25/35 (h)(i)	3,705	3,714
Class A2, 5.3794% 1/25/35 (h)(i)	554	554
Class M1, 5.4594% 1/25/35 (h)(i)	639	640
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class B, 4.888% 5/14/16 (h)	$ 1,030	$ 1,016
Class C, 4.937% 5/14/16 (h)	2,140	2,113
Class D, 4.986% 5/14/16 (h)	780	771
Class E, 5.064% 5/14/16 (h)	2,420	2,401
Class F, 5.182% 5/14/16 (h)	580	576
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.6989% 5/15/35 (h)(i)(j)	56,465	3,094
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	5,000	5,324
Series 1997-C2 Class D, 7.27% 1/17/35	2,800	2,916
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,885	1,955
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	4,885	5,247
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (h)	5,000	5,005
Class C1, 7.52% 5/15/06 (h)	4,000	4,004
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	979	991
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8884% 10/16/23 (i)	599	606
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,985	2,816
Series 2003-47 Class C, 4.227% 10/16/27	4,263	4,111
Series 2003-59 Class D, 3.654% 10/16/27	4,890	4,492
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7315% 12/10/41 (i)(j)	3,422	85
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	2,445	2,381
Series 1998-GLII Class E, 6.9671% 4/13/31 (i)	1,220	1,255
Series 2006-GG6 Class A2, 5.506% 4/10/38 (i)	16,165	16,165
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (h)	1,400	1,476
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	5,000	5,402
Series 2001-C2 Class A2, 6.653% 11/15/27	1,920	2,014
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (h)	$ 5,000	$ 4,394
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F, 5.377% 1/12/44 (h)(i)	3,300	3,113
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	2,855	2,900
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (h)	9,000	9,158
Wachovia Bank Commercial Mortgage Trust sequential pay:
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	8,381	8,081
Series 2003-C8 Class A3, 4.445% 11/15/35	8,060	7,737
Series 2006-C24 Class A2, 5.506% 3/15/45	17,500	17,485
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $158,153)		155,388
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 7.125% 1/11/12	6,700	7,182
Israeli State (guaranteed by U.S. Government through Agency for International Development) 4.625% 6/15/13	770	713
Korean Republic 4.875% 9/22/14	2,495	2,356
United Mexican States:
5.625% 1/15/17	18,000	17,190
5.875% 1/15/14	18,700	18,494
6.75% 9/27/34	6,735	6,819
7.5% 1/14/12	6,200	6,653
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $59,744)		59,407
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $2,795)	2,825	2,956
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.0%
Abbey National PLC 7.35% (i)	7,425	7,525
Preferred Securities - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (f)	$ 6,895	$ 6,761
MUFG Capital Finance 1 Ltd. 6.346% (i)	11,165	11,055
		17,816
TOTAL PREFERRED SECURITIES (Cost $25,764)		25,341
Money Market Funds - 0.4%
	Shares
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c) (Cost $80,481)	80,480,510	80,481
Cash Equivalents - 2.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.72%, dated 4/28/06 due 5/1/06) (Cost $419,572)	$ 419,737	419,572
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $16,890,376)		19,890,720
NET OTHER ASSETS - (0.1)%		(29,382)
NET ASSETS - 100%		$ 19,861,338
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10

	Sept. 2010	$ 5,100	$ 13
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	8,500	27
TOTAL CREDIT DEFAULT SWAPS		13,600	40
Total Return Swaps
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Bank of America	July 2006	5,400	(50)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	50,000	(458)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	5,400	(51)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	1,425	(5)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2006	10,800	(251)
TOTAL TOTAL RETURN SWAPS		73,025	(815)
		$ 86,625	$ (775)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $262,819,000 or 1.3% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,363,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Inverness Medical Innovations, Inc.	2/8/06	$ 7,931
SXR Uranium One, Inc.	2/7/06	$ 10,212
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11,125
Fidelity Securities Lending Cash Central Fund	652
Total	$ 11,777
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ATMI, Inc.	$ 60,485	$ 2,050	$ 9,280	$ -	$ -
Covad Communications Group, Inc.	21,114	98	4,851	-	-
Frontier Airlines Holdings, Inc. (formerly Frontier Airlines, Inc.)	43,732	1,045	1,479	-	-
Hanger Orthopedic Group, Inc.	10,496	-	4,881	-	-
LTX Corp.	24,279	233	1,961	-	-
TOTALS	$ 160,106	$ 3,426	$ 22,452	$ -	$ -
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $16,897,801,000. Net unrealized appreciation aggregated $2,992,919,000, of which $3,427,840,000 related to appreciated investment securities and $434,921,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Low-Priced Stock Fund

April 30, 2006

1.800342.102

LPS-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.5%
Auto Components - 1.5%
American Axle & Manufacturing Holdings, Inc. (e)	5,016,300	$ 88,337
ArvinMeritor, Inc. (e)	7,022,100	116,778
Brembo Spa (d)	100,000	1,028
Drew Industries, Inc. (a)(e)	1,844,600	66,295
Dura Automotive Systems, Inc. Class A (a)(e)	1,844,074	4,536
FCC Co. Ltd.	700,000	15,521
Federal Screw Works (e)	156,250	2,578
Halla Climate Control Co.	315,000	3,160
Intermet Corp. (a)	10	0
INZI Controls Co. Ltd. (e)	919,357	8,968
Johnson Controls, Inc.	2,200,000	179,410
Motonic Corp.	78,310	2,615
Murakami Corp. (e)	842,000	7,764
Musashi Seimitsu Industry Co. Ltd. (d)	200,000	5,480
Owari Precise Products Co. Ltd.	197,000	953
Piolax, Inc. (e)	975,000	23,546
Samsung Climate Control Co. Ltd.	330,050	2,677
Sewon Precision Industries Co. Ltd.	41,860	1,620
Stoneridge, Inc. (a)(e)	2,318,200	16,297
Strattec Security Corp. (a)(e)	501,900	18,977
Tachi-S Co. Ltd.	609,000	7,006
Tower Automotive, Inc. (a)(e)	4,000,000	352
Toyota Auto Body Co. Ltd.	170,000	3,456
Yutaka Giken Co. Ltd.	418,600	14,961
		592,315
Automobiles - 0.0%
Glendale International Corp.	370,300	1,259
Monaco Coach Corp.	74,619	1,039
National R.V. Holdings, Inc. (a)(e)	533,900	3,235
		5,533
Distributors - 0.2%
Advanced Marketing Services, Inc. (a)(e)	1,877,800	7,417
Compania de Distribucion Integral Logista SA	500,000	29,649
Computerlinks AG	10,000	182
Educational Development Corp. (e)	372,892	2,856
Goodfellow, Inc. (e)	400,000	9,302
Medion AG (d)	375,000	5,488
Prestige Brands Holdings, Inc. (a)	54,900	671
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Distributors - continued
Strongco Income Fund (d)	450,000	$ 8,867
Uni-Select, Inc.	878,500	25,781
		90,213
Diversified Consumer Services - 1.6%
Career Education Corp. (a)(e)	9,797,386	361,230
Corinthian Colleges, Inc. (a)(e)	8,650,000	128,799
Johnan Academic Preparatory Institute, Inc.	100,000	498
Kyoshin Co. Ltd.	130,000	749
Matthews International Corp. Class A	235,987	8,212
Meiko Network Japan Co. Ltd. (d)	250,000	1,537
Regis Corp.	1,614,800	56,631
Shingakukai Co. Ltd.	200,000	1,563
Shuei Yobiko Co. Ltd.	75,000	1,940
Steiner Leisure Ltd. (a)(e)	1,670,000	72,010
Up, Inc. (e)	660,000	5,245
Wao Corp.	102,000	555
		638,969
Hotels, Restaurants & Leisure - 3.5%
Applebee's International, Inc. (e)	8,250,000	191,483
ARK Restaurants Corp.	121,891	3,697
Benihana, Inc. (a)(e)	338,599	12,085
Benihana, Inc. Class A (sub. vtg.) (a)	303,325	10,877
Brinker International, Inc.	3,850,000	150,766
Canterbury Park Holding Corp.	104,000	1,456
CEC Entertainment, Inc. (a)(e)	3,700,000	129,870
Domino's Pizza UK & IRL PLC	75,000	661
Domino's Pizza, Inc.	1,400,000	36,862
Elxsi Corp. (a)	123,900	378
Enterprise Inns PLC	1,000,000	17,016
Flanigan's Enterprises, Inc.	84,300	830
Flight Centre LTD	20,000	158
Frisch's Restaurants, Inc.	21,800	513
Gondola Holdings PLC	3,286,069	19,107
Jack in the Box, Inc. (a)(e)	3,550,000	148,390
Monarch Casino & Resort, Inc. (a)	718,598	22,621
Morton's Restaurant Group, Inc.	140,600	2,362
Multimedia Games, Inc. (a)(d)(e)	2,776,364	38,286
Papa John's International, Inc. (a)(e)	3,600,046	120,314
Punch Taverns Ltd.	350,000	5,592
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ruby Tuesday, Inc. (e)	6,372,030	$ 189,695
Ruth's Chris Steak House, Inc.	100,000	2,335
Ryan's Restaurant Group, Inc. (a)(e)	3,922,900	52,528
Sonic Corp. (a)(e)	6,000,000	203,460
Sportscene Group, Inc. Class A (e)	406,500	5,290
Tim Hortons, Inc.	50,900	1,382
		1,368,014
Household Durables - 6.1%
Abbey PLC (e)	3,407,000	47,498
Barratt Developments PLC (e)	23,958,099	433,440
Beazer Homes USA, Inc. (d)	1,350,000	77,801
Bellway PLC (e)	10,000,000	218,850
Blyth, Inc. (e)	4,098,700	84,228
Bush Industries, Inc. Class A (sub. vtg.) (a)	1,024,400	41
Chitaly Holdings Ltd.	1,634,000	664
Chromcraft Revington, Inc. (a)(e)	957,300	12,445
Comstock Homebuilding Companies, Inc. Class A (a)	70,000	652
D.R. Horton, Inc. (e)	31,242,052	937,886
Decorator Industries, Inc. (e)	243,515	2,116
Dominion Homes, Inc. (a)(d)(e)	820,000	8,364
Helen of Troy Ltd. (a)(e)	2,999,700	61,974
Henry Boot PLC (e)	2,515,000	38,873
HTL International Holdings Ltd. (e)	26,512,500	21,970
Indesit Co. Spa (d)	100,000	1,322
Japan General Estate Co. Ltd.	100,000	1,875
Kaufman & Broad SA	188,700	11,189
Lenox Group, Inc. (a)(e)	1,390,500	18,939
Libbey, Inc. (e)	1,404,800	19,302
M/I Homes, Inc. (e)	1,730,000	74,684
Meritage Homes Corp. (a)	800,000	52,464
Ngai Lik Industrial Holdings Ltd. (e)	52,404,000	6,218
P&F Industries, Inc. Class A (a)(e)	358,249	5,015
Persimmon PLC	1,000,000	23,891
Redrow PLC	1,000,000	9,693
Southern Energy Homes, Inc. (a)(e)	1,400,100	8,653
Stanley Furniture Co., Inc. (e)	1,300,000	35,217
Technical Olympic USA, Inc.	100,000	2,100
Techtronic Industries Co. Ltd.	18,000,000	30,181
Toso Co. Ltd.	400,000	1,686
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tsann Kuen Enterprise Co. Ltd.	7,560,000	$ 11,350
Yankee Candle Co., Inc. (e)	4,540,000	136,836
		2,397,417
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (d)	952,700	19,577
Insight Enterprises, Inc. (a)	1,210,078	23,923
Sportsmans Guide, Inc. (a)	334,707	8,809
		52,309
Leisure Equipment & Products - 0.4%
Aruze Corp.	25,000	611
Asia Optical Co., Inc.	1,540,011	7,554
Escalade, Inc.	32,608	376
JAKKS Pacific, Inc. (a)	1,364,956	30,944
Johnson Health Tech Co. Ltd.	1,115,400	7,062
Jumbo SA	1,100,100	17,904
Marine Products Corp. (e)	3,882,300	42,278
Premier Image Technology Corp.	1,500,000	2,322
RC2 Corp. (a)	86,350	3,414
SCP Pool Corp.	900,000	42,048
Trigano SA	120,000	6,902
Western Metals Corp. (e)	763,200	427
		161,842
Media - 0.7%
Astral Media, Inc. Class A (non-vtg.)	270,000	8,791
Carrere Group (a)	55,000	1,630
CBS Corp. Class B	2,500,000	63,675
Championship Auto Racing Teams, Inc. (a)(e)	1,471,600	0
Chime Communications PLC (e)	14,800,000	11,336
Chubu-Nippon Broadcasting Co. Ltd.	96,900	1,344
Cofina SGPS SA	160,000	799
Cossette Communication Group, Inc. (sub. vtg.) (a)	390,500	3,336
EchoStar Communications Corp. Class A (a)	350,000	10,815
Johnston Press PLC (e)	14,400,927	127,707
P4 Radio Hele Norge ASA (d)	450,000	1,899
Saga Communications, Inc. Class A (a)(e)	1,809,800	16,578
TVA Group, Inc. Class B (non-vtg.)	2,086,100	31,721
Westwood One, Inc.	725,000	6,996
		286,627
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 2.3%
Conn's, Inc. (a)(d)	303,038	$ 10,355
Daiwa Co. Ltd.	290,000	975
Dollar General Corp. (d)	15,135,300	264,262
Dollar Tree Stores, Inc. (a)(e)	5,632,422	146,837
Don Quijote Co. Ltd. (d)	25,000	2,132
Gifi (d)	70,000	2,738
Harvey Norman Holdings Ltd.	12,000,000	34,549
Next PLC (e)	14,700,000	432,163
Thanks Japan Corp.	235,000	1,781
		895,792
Specialty Retail - 3.1%
ARB Corp. Ltd.	500,000	1,280
AutoZone, Inc. (a)	955,400	89,435
Big 5 Sporting Goods Corp.	87,210	1,616
BMTC Group, Inc. Class A (sub. vtg.)	3,200,000	56,100
Bricorama SA	30,000	1,752
Camaieu SA (a)	10,000	1,892
Clinton Cards PLC	9,500,000	9,356
Eddie Bauer Holdings, Inc. (a)	40,000	527
Finlay Enterprises, Inc. (a)(e)	988,722	9,561
Footstar, Inc. (a)(e)	2,016,000	11,894
French Connection Group PLC (e)	4,900,000	18,766
Friedmans, Inc. Class A (a)(e)	1,500,000	0
Genesco, Inc. (a)(e)	2,100,000	86,793
Glentel, Inc. (a)	90,200	566
Group 1 Automotive, Inc. (e)	1,637,000	89,347
Hot Topic, Inc. (a)(e)	4,492,400	66,622
JB Hi-Fi Ltd. (d)	100,000	380
JJB Sports PLC	4,500,000	14,772
John David Group PLC	1,400,000	7,519
Keiiyu Co. Ltd.	200,000	1,821
Komplett ASA (e)	994,950	14,048
La Senza Corp. (sub. vtg.)	161,800	3,184
Le Chateau, Inc. Class A (sub. vtg.) (d)	332,300	17,061
Lithia Motors, Inc. Class A (sub. vtg.)	1,126,100	38,164
Matalan PLC (d)	5,700,000	20,687
Monro Muffler Brake, Inc. (e)	800,013	29,080
Monsoon PLC (a)	4,200,000	29,394
Mothers Work, Inc. (a)(e)	521,042	13,568
Mr. Bricolage SA	347,261	7,820
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Nishimatsuya Chain Co. Ltd.	100,000	$ 2,244
Osim International Ltd.	8,650,600	9,905
Pacific Sunwear of California, Inc. (a)(e)	7,549,800	175,910
Pomeroy IT Solutions, Inc. (a)(e)	1,290,645	11,383
Rent-A-Center, Inc. (a)	745,000	20,577
Rex Stores Corp. (a)(e)	1,400,000	26,768
RONA, Inc. (a)	375,000	7,735
Ross Stores, Inc.	5,000,000	153,200
ScS Upholstery PLC (e)	2,438,000	23,410
Signet Group PLC sponsored ADR	725,000	13,964
Sincere Watch Ltd.	1,659,000	871
Sonic Automotive, Inc. Class A (sub. vtg.)	2,988,000	80,736
The Cato Corp. Class A (sub. vtg.)	848,010	19,190
TJX Companies, Inc.	600,000	14,478
Topps Tiles PLC	4,050,000	16,360
Wilsons Leather Experts, Inc. (a)(e)	2,000,012	7,800
		1,227,536
Textiles, Apparel & Luxury Goods - 2.9%
Adolfo Dominguez SA	3,780	191
Bijou Brigitte Modische Accessoires AG	30,000	8,611
Billabong International Ltd.	1,000,000	11,714
Cherokee, Inc. (e)	556,613	22,832
Danier Leather, Inc. (sub. vtg.)	400,000	2,862
Delta Apparel, Inc. (e)	851,700	14,556
Folli Follie SA	700,000	19,942
Fossil, Inc. (a)(e)	7,114,000	115,674
Gildan Activewear, Inc. Class A (a)(e)	4,200,000	201,172
Hampshire Group Ltd. (a)(e)	939,557	19,037
Handsome Co. Ltd.	1,491,230	27,195
JLM Couture, Inc. (a)(e)	197,100	505
Jones Apparel Group, Inc.	2,436,800	83,704
K-Swiss, Inc. Class A	150,000	4,302
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	1,211,100	30,895
Liz Claiborne, Inc.	3,498,700	136,624
Marimekko Oyj	200,000	4,491
Movado Group, Inc.	700,000	13,769
Perry Ellis International, Inc. (a)(e)	679,209	15,554
Quiksilver, Inc. (a)(e)	11,888,000	162,509
Rocky Shoes Boots, Inc. (a)(e)	487,458	12,030
Tandy Brands Accessories, Inc.	197,688	2,064
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ted Baker PLC	350,000	$ 3,077
Timberland Co. Class A (a)	2,515,600	85,656
Tommy Hilfiger Corp. (a)(e)	7,900,000	131,535
Van de Velde	30,000	6,692
		1,137,193
TOTAL CONSUMER DISCRETIONARY		8,853,760
CONSUMER STAPLES - 8.0%
Beverages - 1.9%
Baron de Ley SA (a)	200,000	11,648
C&C Group PLC	3,000,000	23,277
Constellation Brands, Inc. Class A (sub. vtg.) (a)	15,800,800	390,280
Hansen Natural Corp. (a)(d)(e)	1,480,000	191,601
Pepsi Bottling Group, Inc.	4,000,000	128,400
		745,206
Food & Staples Retailing - 3.9%
BJ's Wholesale Club, Inc. (a)(e)	7,006,000	214,524
Central European Distribution Corp. (a)(d)	370,800	15,221
CVS Corp.	8,700,000	258,564
Majestic Wine PLC	50,016	288
Metro, Inc. Class A (sub. vtg.) (e)	9,687,700	283,006
Ministop Co. Ltd.	100,000	2,305
Ozeki Co. Ltd.	540,000	17,546
President Chain Store Corp.	4,000,600	10,006
Safeway, Inc. (e)	26,000,000	653,380
San-A Co. Ltd.	100,000	4,198
Shoei Foods Corp.	206,000	1,335
Sligro Food Group NV	692,763	36,377
Sundrug Co. Ltd. (d)	900,000	20,707
Tsuruha Holdings, Inc. (a)	55,000	2,468
Village Super Market, Inc. Class A	46,870	2,765
Welcia Kanto Co. Ltd. (d)	27,500	1,166
Yaoko Co. Ltd.	100,000	2,569
		1,526,425
Food Products - 1.3%
American Italian Pasta Co. Class A (d)(e)	1,843,000	15,315
Cagle's, Inc. Class A (a)(e)	474,000	3,550
Dean Foods Co. (a)	600,000	23,766
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Diamond Foods, Inc.	205,143	$ 3,898
Food Empire Holdings Ltd.	3,608,000	879
Fresh Del Monte Produce, Inc. (e)	5,800,000	109,098
Gaban Co. Ltd.	27,000	228
Greggs PLC	182,000	12,255
IAWS Group PLC (Ireland)	4,250,000	76,838
Imperial Sugar Co.	70,000	2,392
Industrias Bachoco SA de CV sponsored ADR (d)	2,515,000	51,809
Interstate Bakeries Corp. (a)(e)	2,848,716	25,069
Kerry Group PLC Class A	1,300,000	32,475
Monterey Gourmet Foods, Inc. (a)(e)	1,473,650	8,621
People's Food Holdings Ltd.	11,000,000	8,698
Richmond Foods PLC	175,000	2,221
Robert Wiseman Dairies PLC	100,000	605
Samyang Genex Co. Ltd.	129,540	11,537
Saputo, Inc.	2,550,000	78,393
Select Harvests Ltd.	100,318	1,061
Singapore Food Industries Ltd.	4,000,000	2,758
Smithfield Foods, Inc. (a)	596,200	16,038
Sunjin Co. Ltd. (e)	219,400	9,375
United Food Holdings Ltd.	22,400,000	4,038
Want Want Holdings Ltd.	13,500,000	19,710
Yonkyu Co. Ltd.	10,000	132
		520,759
Household Products - 0.0%
Church & Dwight Co., Inc.	242,900	8,907
Personal Products - 0.3%
Avon Products, Inc.	841,522	27,442
DSG International Ltd. (a)(e)	446,800	2,457
Nature's Sunshine Products, Inc.	553,190	5,850
NBTY, Inc. (a)(e)	3,815,900	86,430
Sarantis SA (Reg.)	100,000	1,110
		123,289
Tobacco - 0.6%
Alliance One International, Inc. (e)	6,361,900	27,865
Loews Corp. - Carolina Group	3,750,000	192,150
		220,015
TOTAL CONSUMER STAPLES		3,144,601
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 10.2%
Energy Equipment & Services - 2.7%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	$ 37,082
Basic Energy Services, Inc.	341,800	11,392
Bolt Technology Corp. (a)	263,600	4,007
Bristow Group, Inc. (a)(e)	2,330,700	83,626
Calfrac Well Services Ltd.	144,800	4,676
CCS Income Trust (d)	2,000,000	68,515
CHC Helicopter Corp. Class A (sub. vtg.)	2,356,900	59,028
Enerflex Systems Ltd.	525,000	14,557
Ensign Energy Services, Inc.	1,900,000	79,688
Farstad Shipping ASA (d)(e)	2,500,000	43,311
Fugro NV (Certificaten Van Aandelen) unit	2,400,000	100,771
Gulf Island Fabrication, Inc. (e)	968,245	23,586
Lufkin Industries, Inc.	250,390	16,040
Maverick Tube Corp. (a)	600,000	32,652
NQL Energy Services, Inc. Class A (a)	2,000,200	15,100
Oil States International, Inc. (a)(e)	4,200,000	169,554
Pason Systems, Inc. (e)	2,500,000	76,029
PHI, Inc. (a)(e)	283,600	10,564
PHI, Inc. (non-vtg.) (a)	257,064	9,249
ProSafe ASA (d)(e)	2,250,000	133,646
Solstad Offshore ASA (d)	1,300,000	23,629
Superior Well Services, Inc.	100,000	3,234
Total Energy Services Trust (d)	2,748,000	46,701
Wenzel Downhole Tools Ltd. (a)	580,500	1,298
		1,067,935
Oil, Gas & Consumable Fuels - 7.5%
Adams Resources & Energy, Inc. (e)	416,700	15,522
Alpha Natural Resources, Inc. (a)	160,000	4,018
Callon Petroleum Co. (a)	316,500	6,533
Castle Energy Corp. (e)	1,095,000	25,481
Chesapeake Energy Corp.	8,100,000	256,608
Cimarex Energy Co.	420,700	18,069
CNPC (Hong Kong) Ltd.	27,000,000	16,193
Det Norske Oljeselskap ASA (DNO) (A Shares)	5,499,971	56,680
Edge Petroleum Corp. (a)	116,500	2,692
Ember Resources, Inc. (a)	100,000	657
Encore Acquisition Co. (a)	2,415,700	74,017
ENI Spa	2,500,000	76,513
Euronav NV (d)	500,000	14,370
Hankook Shell Oil Co. Ltd. (e)	77,730	5,481
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Harvest Natural Resources, Inc. (a)(d)(e)	3,765,000	$ 50,790
Holly Corp.	350,000	27,010
KCS Energy, Inc. (a)(e)	4,889,100	143,495
Mariner Energy, Inc. (a)	3,035,800	59,047
Michang Oil Industrial Co. Ltd. (e)	173,900	3,264
National Energy Group, Inc. (a)	548,313	3,290
Nissin Shoji Co. Ltd.	250,000	2,371
Occidental Petroleum Corp.	840,000	86,302
Oil Search Ltd.	28,000,463	91,463
Panhandle Royalty Co. Class A	318,700	6,932
Petroleo Brasileiro SA Petrobras sponsored ADR	10,000,000	988,295
Petroleum Development Corp. (a)(e)	1,275,000	51,013
Repsol YPF SA sponsored ADR	1,300,000	38,818
Ship Finance International Ltd. (NY Shares)	304,467	5,185
Statoil ASA sponsored ADR	1,950,000	63,921
Swift Energy Co. (a)	1,000,000	42,360
Tap Oil NL (a)(e)	9,100,000	14,932
Teekay Shipping Corp. (e)	4,150,000	159,651
Tesoro Corp.	1,500,000	104,880
Top Tankers, Inc.	550,000	4,120
Tsakos Energy Navigation Ltd.	370,000	14,201
UK Coal PLC (e)	9,800,000	29,133
USEC, Inc. (e)	8,618,000	109,449
Valhalla Uranium Ltd.	57,768	56
W&T Offshore, Inc. (d)(e)	4,160,000	177,590
Western Refining, Inc.	60,000	1,214
Whiting Petroleum Corp. (a)	83,900	3,545
World Fuel Services Corp. (e)	2,250,012	90,090
		2,945,251
TOTAL ENERGY		4,013,186
FINANCIALS - 11.4%
Capital Markets - 0.3%
Investors Financial Services Corp.	2,468,986	118,166
Massachusetts Financial Corp. Class A (a)(e)	763,800	1,604
Norvestia Oyj (B Shares) (a)	675,000	7,205
		126,975
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 2.8%
Anglo Irish Bank Corp. PLC	14,850,257	$ 244,503
Bank of the Ozarks, Inc. (e)	1,500,000	51,000
BOK Financial Corp.	1,192,259	58,039
Cascade Bancorp	362,331	10,558
Cascade Financial Corp.	86,496	1,687
Cathay General Bancorp (e)	2,824,500	108,065
Columbia Bancorp, Oregon	44,832	998
Epic Bancorp (e)	248,377	3,639
First Bancorp, Puerto Rico (d)(e)	7,936,000	84,122
First National Lincoln Corp., Maine	55,800	921
Great Southern Bancorp, Inc.	389,941	10,911
Hanmi Financial Corp.	1,788,252	34,835
International Bancshares Corp.	1,506,449	43,100
London Scottish Bank PLC	2,400,000	4,421
Merrill Merchants Bancshares, Inc.	106,260	2,683
Nara Bancorp, Inc.	156,000	2,933
Northern Empire Bancshares	135,083	3,272
Northrim Bancorp, Inc.	112,889	2,748
Old Second Bancorp, Inc.	154,673	4,764
Oriental Financial Group, Inc.	1,225,776	16,021
OTP Bank Rt.	125,000	4,847
OTP Bank Rt. unit	200,000	15,220
Popular, Inc.	7,675,312	158,725
Prosperity Bancshares, Inc.	529,480	17,261
Ringerikes Sparebank (e)	49,950	1,475
Ringkjoebing Bank (Reg.)	75,000	10,261
S.Y. Bancorp, Inc. (e)	820,822	21,538
Smithtown Bancorp, Inc. (d)	198,646	7,280
Southwest Bancorp, Inc., Oklahoma (e)	1,014,469	22,795
Sparebanken More (primary capital certificate)	70,000	3,124
Sparebanken Rogaland (primary capital certificate) (d)	290,000	9,178
Sterling Bancorp, New York (e)	1,875,000	39,188
Sydbank AS	1,500,000	54,542
Texas Regional Bancshares, Inc. Class A	865,541	24,815
UCBH Holdings, Inc.	1,150,600	20,354
		1,099,823
Consumer Finance - 0.5%
ACE Cash Express, Inc. (a)(e)	1,385,538	37,410
Aeon Credit Service (Asia) Co. Ltd.	13,250,000	11,279
Cattles PLC (e)	18,500,000	127,366
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
JCG Holdings Ltd.	17,000,000	$ 14,252
Nicholas Financial, Inc. (a)	459,150	6,098
		196,405
Diversified Financial Services - 0.1%
Newship Ltd. (e)	2,500	1,824
OKO Bank (A Shares)	3,100,000	49,554
		51,378
Insurance - 5.0%
Assurant, Inc.	4,000,000	192,680
Axis Capital Holdings Ltd.	4,800,000	143,136
Clark, Inc.	134,600	1,763
Direct General Corp. (d)(e)	2,116,300	35,533
Endurance Specialty Holdings Ltd.	907,700	28,102
Fidelity National Financial, Inc.	1,310,000	54,994
Fidelity National Title Group, Inc. Class A (d)	961,350	20,823
Financial Industries Corp. (a)(e)	1,302,480	11,006
Genworth Financial, Inc. Class A (non-vtg.)	9,000,000	298,800
Hilb Rogal & Hobbs Co.	927,200	37,904
IPC Holdings Ltd. (e)	3,998,600	106,643
Montpelier Re Holdings Ltd.	821,500	13,267
National Interstate Corp.	274,301	5,138
National Western Life Insurance Co. Class A (e)	233,238	54,111
Nationwide Financial Services, Inc. Class A (sub. vtg.)	3,750,000	164,550
Old Republic International Corp.	2,153,925	47,925
Philadelphia Consolidated Holdings Corp. (a)	3,450,000	114,299
Protective Life Corp.	2,146,600	108,189
RenaissanceRe Holdings Ltd.	3,100,000	130,355
Universal American Financial Corp. (a)	1,211,224	17,853
UnumProvident Corp. (d)(e)	17,500,000	355,425
UnumProvident Corp. unit	720,000	22,831
		1,965,327
Real Estate - 0.3%
Apartment Investment & Management Co. Class A	405,500	18,122
Equity Residential (SBI)	350,000	15,705
Housevalues, Inc. (a)(d)	912,954	8,408
Tejon Ranch Co. (a)(d)(e)	980,300	44,241
UMH Properties, Inc.	193,000	2,920
VastNed Offices/Industrial NV	75,000	2,656
		92,052
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 2.4%
Coastal Financial Corp.	400,334	$ 5,344
Commercial Capital Bancorp, Inc.	3	0
Doral Financial Corp. (d)(e)	7,300,000	57,743
Farmer Mac Class C (non-vtg.)	361,900	10,412
First Mutual Bancshares, Inc. (e)	520,987	13,561
Flushing Financial Corp.	99,957	1,692
Fremont General Corp. (e)	5,475,000	121,764
Harbor Florida Bancshares, Inc.	703,173	26,411
HMN Financial, Inc.	42,200	1,404
Logansport Financial Corp.	35,000	630
NetBank, Inc.	100,000	700
North Central Bancshares, Inc. (e)	144,320	5,628
Northern Rock PLC	3,000,000	57,995
R&G Financial Corp. Class B (e)	1,860,500	19,405
Radian Group, Inc.	2,300,000	144,256
Severn Bancorp, Inc.	388,282	7,789
The PMI Group, Inc. (e)	8,925,000	411,889
W Holding Co., Inc. (e)	8,909,000	66,728
Washington Savings Bank Fsb (a)(e)	462,150	4,011
		957,362
TOTAL FINANCIALS		4,489,322
HEALTH CARE - 8.4%
Biotechnology - 0.0%
Albany Molecular Research, Inc. (a)	1,321,617	13,216
Embrex, Inc. (a)	197,286	2,340
Seracare Life Sciences, Inc. (a)	207,600	965
Vital BioTech Holdings Ltd.	5,000,000	90
		16,611
Health Care Equipment & Supplies - 1.3%
Cantel Medical Corp. (a)(e)	1,547,650	22,735
Cochlear Ltd.	500,000	20,055
CONMED Corp. (a)	1,054,000	22,988
Cooper Companies, Inc. (e)	2,500,012	137,051
Escalon Medical Corp. (a)(d)(e)	585,100	2,890
Exactech, Inc. (a)(e)	1,133,700	16,019
Golden Meditech Co. Ltd.	12,384,000	3,833
Huntleigh Technology PLC	75,000	481
Invacare Corp.	1,394,100	42,729
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Kensey Nash Corp. (a)(d)	400,000	$ 12,068
Kinetic Concepts, Inc. (a)	429,400	18,748
Lifecore Biomedical, Inc. (a)	110,000	1,713
Medical Action Industries, Inc. (a)(e)	1,045,500	25,008
Merit Medical Systems, Inc. (a)(e)	2,720,700	31,805
Moulin Global Eyecare Hlds Ltd. (a)	5,000,167	0
Nakanishi, Inc.	220,000	23,705
National Dentex Corp. (a)(e)	461,225	10,903
Nutraceutical International Corp. (a)(e)	1,143,504	18,079
Orthofix International NV (a)(e)	1,413,200	57,362
Osteotech, Inc. (a)	753,905	3,377
Pihsiang Machinery Manufacturing Co.	195,435	398
Regeneration Technologies, Inc. (a)	23	0
Theragenics Corp. (a)(e)	2,966,000	10,203
Utah Medical Products, Inc. (e)	473,300	14,904
Waters Corp. (a)	100,000	4,532
Young Innovations, Inc. (e)	784,224	27,958
		529,544
Health Care Providers & Services - 5.9%
America Service Group, Inc. (a)	35,500	486
American HomePatient, Inc. (a)(e)	1,735,000	4,771
AMERIGROUP Corp. (a)(e)	4,482,000	115,770
AmSurg Corp. (a)(e)	2,410,012	61,552
Apria Healthcare Group, Inc. (a)(e)	4,481,100	98,136
Bio-Reference Laboratories, Inc. (a)	500,000	9,550
CML Healthcare Income Fund (d)	3,234,400	41,717
Community Health Systems, Inc. (a)	2,000,000	72,480
Corvel Corp. (a)(e)	1,001,195	22,106
Coventry Health Care, Inc. (a)	400,000	19,868
Dendrite International, Inc. (a)	1,015,000	12,616
Grupo Casa Saba SA de CV sponsored ADR (d)	192,400	4,225
Health Management Associates, Inc. Class A (e)	24,718,900	511,928
Healthspring, Inc.	475,000	8,075
Hokuyaku, Inc.	300,000	2,529
Horizon Health Corp. (a)(e)	1,150,000	24,035
ICON PLC sponsored ADR (a)	915,000	49,877
IMS Health, Inc.	2,700,000	73,386
Japan Medical Dynamic Marketing, Inc. (d)	100,000	790
LifePoint Hospitals, Inc. (a)(e)	3,339,500	105,862
Lincare Holdings, Inc. (a)(e)	9,200,000	363,676
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Magellan Health Services, Inc. (a)	335,000	$ 13,618
Molina Healthcare, Inc. (a)	750,000	24,525
National Healthcare Corp. (e)	1,000,000	42,550
Odyssey Healthcare, Inc. (a)(e)	2,700,000	46,953
Omnicare, Inc.	1,000,000	56,710
Option Care, Inc. (d)(e)	2,359,933	33,771
Patterson Companies, Inc. (a)	300,000	9,774
Per-Se Technologies, Inc. (a)	700,000	19,565
PRA International (a)	544,173	12,657
RehabCare Group, Inc. (a)(e)	1,283,700	21,091
ResCare, Inc. (a)	1,000,024	20,530
Rhoen-Klinikum AG	250,000	11,639
U.S. Physical Therapy, Inc. (a)	316,104	4,941
United Drug PLC:
(Ireland)	2,629,050	12,405
(United Kingdom)	906,695	4,250
UnitedHealth Group, Inc.	6,000,000	298,440
Universal Health Services, Inc. Class B	1,400,000	71,106
		2,307,960
Pharmaceuticals - 1.2%
Far East Pharmaceutical Technology Co. Ltd. (a)	13,000,000	0
First Horizon Pharmaceutical Corp. (a)	350,000	7,795
Fornix Biosciences NV	112,922	3,775
Il Dong Pharmaceutical Co. Ltd.	140,010	6,651
Merck & Co., Inc.	5,000,000	172,100
Nichi-iko Pharmaceutical Co. Ltd. (d)	300,000	3,849
Par Pharmaceutical Companies, Inc. (a)	100,000	2,575
Pfizer, Inc.	10,500,000	265,965
Tong Ren Tang Technologies Co. Ltd. (H Shares)	400,000	887
Torii Pharmaceutical Co. Ltd.	107,600	2,258
Whanin Pharmaceutical Co. Ltd.	280,000	3,607
		469,462
TOTAL HEALTH CARE		3,323,577
INDUSTRIALS - 9.8%
Aerospace & Defense - 0.8%
Astronics Corp. (a)(e)	706,112	10,201
CAE, Inc. (e)	15,800,400	130,021
Cobham PLC	6,000,000	20,271
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
DHB Industries, Inc. (a)	200,000	$ 762
Ducommun, Inc. (a)(e)	1,005,600	23,994
K&F Industries Holdings, Inc.	300,000	5,322
Magellan Aerospace Corp. (a)	1,350,000	3,743
Moog, Inc. Class A (a)(e)	2,533,600	94,883
Pemco Aviation Group, Inc. (a)(e)	245,280	3,695
The Allied Defense Group, Inc. (a)(e)	320,488	7,342
Triumph Group, Inc. (a)	500,000	23,530
		323,764
Air Freight & Logistics - 0.0%
AirNet Systems, Inc. (a)(e)	593,400	1,869
Baltrans Holdings Ltd.	6,000,000	4,721
Park-Ohio Holdings Corp. (a)	153,193	2,998
		9,588
Airlines - 0.2%
ExpressJet Holdings, Inc. Class A (a)(e)	5,464,206	30,600
MAIR Holdings, Inc. (a)(e)	2,000,026	10,160
Pinnacle Airlines Corp. (a)(d)	568,353	3,728
Republic Airways Holdings, Inc. (a)	1,539,687	26,175
Ryanair Holdings PLC sponsored ADR (a)	450,000	21,186
		91,849
Building Products - 1.8%
Aaon, Inc.	451,338	12,376
Ameron International Corp.	218,900	14,380
Beltecno Corp.	90,000	578
Chosun Refractories Co.	118,000	5,630
Dynasty Ceramic PCL For. Reg.)	500,000	254
Goodman Global, Inc.	400,600	7,932
Insteel Industries, Inc. (e)	452,968	16,923
Kingspan Group PLC (Ireland)	3,600,000	59,499
Kondotec, Inc.	275,000	3,791
NCI Building Systems, Inc. (a)(e)	2,113,000	137,324
Patrick Industries, Inc. (a)(e)	273,280	3,357
Permasteelisa Spa	425,000	8,116
Royal Group Technologies Ltd. (sub. vtg.) (a)	6,250,000	53,947
Simpson Manufacturing Co. Ltd.	165,000	6,598
USG Corp. (a)(e)	3,500,000	374,395
		705,100
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
AJIS Co. Ltd.	30,000	$ 645
GFK AG	63,600	2,914
Mitie Group PLC	5,500,000	19,861
Navigant Consulting, Inc. (a)	806,600	17,003
Nippon Filing Co. Ltd.	16,000	69
On Assignment, Inc. (a)(e)	1,842,871	23,957
Penna Consulting PLC (a)	395,000	846
RCM Technologies, Inc. (a)(e)	1,140,063	7,638
RemedyTemp, Inc. Class A (a)(e)	881,200	11,090
Roto Smeets de Boer NV	120,000	7,419
Spherion Corp. (a)	2,630,900	27,835
Wesco, Inc.	300,000	1,515
Wyndeham Press Group PLC (e)	4,000,000	11,234
		132,026
Construction & Engineering - 2.7%
Abengoa SA	400,000	12,480
Actividades de Construccion y Servicios SA (ACS)	2,300,000	95,498
Aoki Marine Co. Ltd.	126,000	599
Arcadis NV	415,000	19,697
Chodai Co. Ltd.	124,000	762
Dongyang Express & Construction Corp.	10,650	507
Heijmans NV (e)	1,970,000	94,373
Hibiya Engineering Ltd.	1,310,000	13,690
Imtech NV	500,000	27,529
Jacobs Engineering Group, Inc. (a)	2,000,000	165,400
Jst Co. Ltd.	260,000	1,187
Kaneshita Construction Co. Ltd.	815,000	6,284
Keller Group PLC	165,000	1,505
KHD Humboldt Wedag International Ltd. (a)(e)	763,800	21,997
Kier Group PLC	500,000	15,684
Koninklijke BAM Groep NV	860,000	92,389
Kyeryong Construction Industrial Co. Ltd.	215,000	10,121
Matsui Construction Co. Ltd.	439,100	2,148
Sanyo Engineering & Construction, Inc.	1,000,000	6,858
Shaw Group, Inc. (a)(e)	5,917,153	181,065
Shinsegae Engineering & Construction Co. Ltd. (e)	305,720	15,397
ShoLodge, Inc. (a)(e)	490,427	3,482
Stantec, Inc. (a)(e)	1,893,300	73,429
Tae Young Corp.	10,000	838
Takada Kiko Co. Ltd.	675,000	3,497
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Takigami Steel Construction Co. Ltd.	300,000	$ 2,260
Technical Olympic SA (Reg.)	600,000	3,724
URS Corp. (a)(e)	3,786,900	163,102
Yokogawa Bridge Corp. (d)	800,000	5,480
Yokogawa Construction Co. Ltd.	179,800	725
Yurtec Corp.	1,150,000	6,918
		1,048,625
Electrical Equipment - 1.3%
Acbel Polytech, Inc.	548,025	319
Aichi Electric Co. Ltd.	900,000	3,043
AZZ, Inc. (a)(e)	539,100	12,938
BYD Co. Ltd. (H Shares)	2,000,000	4,037
C&D Technologies, Inc. (e)	2,552,800	20,576
Channell Commercial Corp. (a)	201,589	734
Chase Corp. (e)	404,700	5,896
Deswell Industries, Inc. (e)	976,403	9,286
Dewey Electronics Corp. (a)	61,200	252
Draka Holding NV (a)(d)(e)	3,332,396	64,326
EnerSys (a)	530,600	7,439
General Cable Corp. (a)	2,274,200	71,796
Genlyte Group, Inc. (a)(e)	2,650,000	182,612
Global Power Equipment Group, Inc. (a)(d)	1,189,000	5,113
GrafTech International Ltd. (a)(e)	5,137,729	34,731
Koito Industries Ltd.	700,000	3,676
Korea Electric Terminal Co. Ltd. (e)	610,000	9,475
Nexans SA	425,000	35,818
Power Logics Co. Ltd.	525,000	5,956
Superior Essex, Inc. (a)(e)	1,369,320	38,286
TB Wood's Corp. (a)(e)	188,095	2,609
		518,918
Industrial Conglomerates - 0.7%
Aalberts Industries NV	143,414	11,689
DCC PLC (Ireland) (e)	8,300,000	201,580
Mega First Corp. BHD	713,000	199
Teleflex, Inc.	750,000	48,930
		262,398
Machinery - 1.4%
Ampco-Pittsburgh Corp. (e)	693,015	20,395
Cascade Corp. (e)	1,194,200	49,559
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Collins Industries, Inc.	172,210	$ 1,292
Columbus McKinnon Corp. (NY Shares) (a)	429,728	11,504
First Engineering Ltd.	3,500,000	2,369
FKI PLC	3,500,000	7,484
Foremost Income Fund (e)	1,500,000	24,821
Gardner Denver, Inc. (a)	500,000	37,265
Gehl Co. (a)	363,105	13,028
Greenbrier Companies, Inc. (e)	1,285,300	51,605
Hardinge, Inc. (e)	884,287	14,237
Ingersoll-Rand Co. Ltd. Class A	850,000	37,188
Met-Pro Corp.	223,421	3,405
Metalrax Group PLC	1,775,000	2,444
NACCO Industries, Inc. Class A	300,000	48,330
Quipp, Inc. (e)	141,500	1,469
S&T Corp.	170,000	5,218
Seksun Corp. Ltd. (e)	28,500,000	6,670
Supreme Industries, Inc. Class A	181,350	1,355
The Weir Group PLC	700,000	5,841
Trifast PLC (e)	7,142,858	7,393
Trinity Industries, Inc. (e)	2,775,000	176,213
Twin Disc, Inc.	176,174	5,879
Velan, Inc. (sub. vtg.)	421,900	5,287
Wolverine Tube, Inc. (a)(d)(e)	1,476,481	4,769
		545,020
Marine - 0.0%
Chuan Hup Holdings Ltd.	3,000,000	645
Compagnie Maritime Belge SA (CMB)	100,000	3,250
Ocean Wilsons Holdings Ltd.	200,000	1,702
Tokyo Kisen Co. Ltd. (e)	600,000	5,380
		10,977
Road & Rail - 0.2%
Daiwa Logistics Co. Ltd.	366,500	3,878
Dongyang Express Bus Corp.	4,350	78
Hutech Norin Co. Ltd.	140,000	1,555
Japan Logistic Systems Corp.	300,000	1,199
Marten Transport Ltd. (a)	899,988	19,602
P.A.M. Transportation Services, Inc. (a)(e)	870,701	23,509
Sakai Moving Service Co. Ltd.	228,900	5,226
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Trancom Co. Ltd.	300,000	$ 7,034
Universal Truckload Services, Inc. (a)	174,985	5,307
		67,388
Trading Companies & Distributors - 0.3%
Brammer PLC	2,249,960	8,956
Grafton Group PLC Class A unit	4,500,017	62,395
Nishio Rent All Co. Ltd.	342,100	6,699
Richelieu Hardware Ltd.	845,200	16,707
SIG PLC	1,350,000	22,282
Uehara Sei Shoji Co. Ltd. (e)	1,240,000	8,167
Wakita & Co. Ltd.	650,000	6,507
		131,713
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	832,000	6,788
Meiko Transportation Co. Ltd.	495,000	6,303
		13,091
TOTAL INDUSTRIALS		3,860,457
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.5%
Adtran, Inc.	100,000	2,514
Applied Innovation, Inc. (a)(e)	932,732	4,034
Bel Fuse, Inc. Class A	408,563	11,142
Belden CDT, Inc.	2,104,700	65,877
Black Box Corp. (e)	1,981,025	92,950
Blonder Tongue Laboratories, Inc. (a)(e)	445,700	869
ClearOne Communications, Inc. (a)(e)	824,048	3,214
Comba Telecom Systems Holdings Ltd.	2,050,000	674
Communications Systems, Inc. (e)	688,881	7,633
Ditech Communications Corp. (a)(e)	3,220,200	30,334
ECI Telecom Ltd. (a)	5,500,000	58,740
Gemtek Technology Corp.	753,061	1,404
Intracom Holdings SA (Reg.) (e)	6,800,000	54,392
Ixia (a)	250,000	2,825
Nera Telecommunications Ltd.	9,000,000	2,647
NETGEAR, Inc. (a)(e)	3,294,057	73,952
Optical Cable Corp. (a)(e)	601,700	2,762
Packeteer, Inc. (a)(e)	2,425,000	31,671
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Performance Technologies, Inc. (a)	483,319	$ 3,572
Plantronics, Inc.	850,000	31,875
SpectraLink Corp.	631,000	7,528
Sunrise Telecom, Inc. (a)	1,486,755	3,375
Tkh Group NV unit (d)	806,000	54,302
UTStarcom, Inc. (a)(d)(e)	8,273,850	57,503
		605,789
Computers & Peripherals - 1.0%
ASUSTeK Computer, Inc.	1,210,000	3,349
Chicony Electronics Co. Ltd.	2,000,000	2,159
Datapulse Technology Ltd.	3,550,000	393
Dataram Corp. (e)	858,800	4,921
High Tech Computer Corp.	108,000	3,453
InFocus Corp. (a)(e)	3,962,700	19,298
Logitech International SA sponsored ADR (a)	2,800,000	115,640
Overland Storage, Inc. (a)(e)	1,399,970	11,564
Qualstar Corp. (a)(e)	1,260,803	4,728
Seagate Technology	7,500,000	199,200
TPV Technology Ltd.	28,000,000	30,335
Unisteel Technology Ltd.	12,675,000	16,116
		411,156
Electronic Equipment & Instruments - 2.9%
AddTech AB (B Shares)	275,000	4,074
CPI International, Inc.	234,300	4,217
CTS Corp. (e)	2,220,000	31,324
Daidensha Co. Ltd.	35,000	194
Delta Electronics, Inc.	14,675,332	45,720
Delta Electronics PCL (For. Reg.)	31,326,800	16,778
FARO Technologies, Inc. (a)	59,800	908
Fujitsu Devices, Inc.	65,000	1,042
Global Imaging Systems, Inc. (a)(e)	2,322,490	86,745
Hon Hai Precision Industry Co. Ltd. (Foxconn)	51,778,044	351,343
Huan Hsin Holdings Ltd.	2,500,000	862
Ingram Micro, Inc. Class A (a)	565,000	10,390
INTOPS Co. Ltd.	100,000	2,820
Jurong Technologies Industrial Corp. Ltd.	13,000,000	13,240
Kingboard Chemical Holdings Ltd.	31,800,000	83,875
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	3,180,000	892
M-Flex Electronix, Inc. (a)(d)	500,000	29,140
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Mercury Computer Systems, Inc. (a)(e)	1,052,770	$ 20,066
Mesa Laboratories, Inc. (e)	226,850	3,312
MOCON, Inc. (e)	331,401	2,930
Muramoto Electronic Thailand PCL (For. Reg.)	1,141,800	7,971
Orbotech Ltd. (a)(e)	2,999,985	76,230
PC Connection, Inc. (a)	607,365	3,583
Perceptron, Inc. (a)	18,623	148
Planar Systems, Inc. (a)(e)	1,248,843	20,331
Samsung SDI Co. Ltd. GDR (f)	200,000	4,300
ScanSource, Inc. (a)(e)	1,100,007	68,860
SED International Holdings, Inc. (a)(e)	480,000	326
Sigmatron International, Inc. (a)(e)	371,000	3,525
Sinotronics Holdings Ltd.	13,000,000	2,113
Solectron Corp. (a)	14,422,400	57,690
Spectrum Control, Inc. (a)(e)	1,306,151	11,729
SYNNEX Corp. (a)(e)	1,820,300	34,495
Taitron Components, Inc. Class A (sub. vtg.) (a)	465,200	1,130
Tech Data Corp. (a)	444,500	16,322
Tomen Electronics Corp. (d)	70,000	1,740
TT electronics PLC (e)	10,500,000	34,660
Varitronix International Ltd.	11,000,000	8,654
Winland Electronics, Inc. (a)(e)	353,100	2,186
Wireless Telecom Group, Inc. (e)	1,596,200	4,437
Xyratex Ltd. (a)(e)	1,495,000	44,715
Ya Hsin Industrial Co. Ltd.	1,648,905	1,592
Zomax, Inc. (a)(e)	3,156,609	5,745
		1,122,354
Internet Software & Services - 0.0%
Digitas, Inc. (a)	450,000	6,350
Internet Gold Golden Lines Ltd. (a)	548,100	3,404
Online Resources Corp. (a)	102,500	1,329
ValueClick, Inc. (a)	200,000	3,370
YP Corp.	1,608,800	1,931
		16,384
IT Services - 2.0%
Affiliated Computer Services, Inc. Class A (a)	2,000,000	111,520
Computer Sciences Corp. (a)	4,318,700	252,860
Convergys Corp. (a)	1,545,000	30,081
CSE Global Ltd.	8,000,000	5,263
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
CSG Systems International, Inc. (a)	603,548	$ 15,258
Daitec Co. Ltd. (e)	789,600	8,660
Econocom Group SA	150,000	1,287
Emblaze Ltd. (a)	400,000	1,036
Fiserv, Inc. (a)	1,100,000	49,588
Indra Sistemas SA	1,500,000	30,885
infoUSA, Inc.	1,280,952	14,308
Kanbay International, Inc. (a)	571,860	8,864
Lightbridge, Inc. (a)	501,579	6,380
Sabre Holdings Corp. Class A	5,775,000	133,345
Technology Solutions Co. (a)(e)	184,375	1,871
The BISYS Group, Inc. (a)(e)	6,100,000	97,234
Wright Express Corp. (a)	375,000	11,546
		779,986
Semiconductors & Semiconductor Equipment - 0.9%
Axcelis Technologies, Inc. (a)(e)	9,031,004	53,193
BE Semiconductor Industries NV (NY Shares) (a)	2,940,000	17,993
Catalyst Semiconductor, Inc. (a)(e)	1,727,985	8,294
Eagle Test Systems, Inc.	495,623	7,831
Elan Microelectronics Corp.	2,295,922	1,418
ESS Technology, Inc. (a)(e)	3,956,700	12,543
Intest Corp. (a)(e)	909,300	3,519
IXYS Corp. (a)	151,103	1,528
KEC Corp. (e)	7,450,000	16,312
Lattice Semiconductor Corp. (a)(e)	7,900,018	52,535
Leadis Technology, Inc. (a)	325,990	2,018
MediaTek, Inc.	3,850,000	44,948
Melexis NV (e)	3,045,000	48,598
Omnivision Technologies, Inc. (a)	250,000	7,270
Pericom Semiconductor Corp. (a)(e)	2,599,998	25,376
Realtek Semiconductor Corp.	15,621,550	17,944
Reliability, Inc. (a)(e)	666,700	133
SigmaTel, Inc. (a)(d)(e)	3,349,500	22,408
Taiwan Mask Corp.	5,250,000	2,797
Trio-Tech International	40,000	279
Ultra Clean Holdings, Inc. (a)	80,031	717
		347,654
Software - 2.4%
Ansoft Corp. (a)	67,988	3,004
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Ansys, Inc. (a)(e)	2,869,972	$ 162,010
Bottomline Technologies, Inc. (a)	110,000	1,295
Catapult Communications Corp. (a)(e)	1,477,132	17,666
Dynamics Research Corp. (a)	229,231	3,381
ECtel Ltd. (a)(e)	2,000,014	10,960
Epicor Software Corp. (a)	1,034,700	12,551
EPIQ Systems, Inc. (a)	292,710	5,096
Exact Holdings NV (e)	1,675,000	59,594
FactSet Research Systems, Inc.	414,500	18,296
Fair, Isaac & Co., Inc.	199,900	7,418
ICT Automatisering NV (e)	525,001	13,115
Infomedia Ltd.	600,000	289
Jack Henry & Associates, Inc.	2,000,000	44,900
MacDonald Dettwiler & Associates Ltd. (a)	350,000	15,966
Macrovision Corp. (a)	575,000	13,168
Mercury Interactive Corp. (a)	300,000	10,800
MetaSolv, Inc. (a)	984,126	3,336
Netsmart Technologies, Inc. (a)(e)	449,985	6,367
Oracle Corp. (a)	31,000,000	452,290
Pegasystems, Inc. (a)	416,188	3,309
Pervasive Software, Inc. (a)(e)	2,291,544	9,327
Planit Holdings PLC	3,400,000	1,457
Progress Software Corp. (a)	1,090,000	30,073
Springsoft, Inc.	6,290,873	10,016
TTI Team Telecom International Ltd. (a)(e)	1,172,000	5,661
Unit 4 Agresso NV (a)	550,000	12,386
		933,731
TOTAL INFORMATION TECHNOLOGY		4,217,054
MATERIALS - 5.9%
Chemicals - 1.6%
Aronkasei Co. Ltd.	737,000	4,511
Bairnco Corp. (e)	630,873	6,908
CPAC, Inc. (e)	577,200	2,505
Dongbu Fine Chemical Co. Ltd.	135,080	2,363
Engelhard Corp.	4,100,400	157,496
FMC Corp. (e)	2,900,000	184,324
Innospec, Inc. (e)	1,381,800	34,738
Kendrion NV (a)(d)	800,000	1,867
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Korea Polyol Co. Ltd.	144,929	$ 6,577
Miwon Commercial Co. Ltd.	6,530	196
Nihon Kagaku Sangyo Co. Ltd.	123,000	1,043
OM Group, Inc. (a)(e)	2,892,600	82,844
Rockwood Holdings, Inc.	248,000	5,895
Spartech Corp.	463,515	10,953
Summa Industries, Inc. (e)	437,926	4,353
Tokyo Printing Ink Manufacturing Co. Ltd.	400,000	1,296
Tronox, Inc. Class A (d)	400,000	6,960
Yara International ASA (d)	7,000,000	112,751
		627,580
Construction Materials - 1.4%
Brampton Brick Ltd. Class A (sub. vtg.)	827,000	10,208
Cemex SA de CV sponsored ADR	1,500,000	101,280
Devcon International Corp. (a)	120,864	1,088
Eagle Materials, Inc.	275,178	18,231
Lafarge North America, Inc. (e)	4,400,000	375,320
Titan Cement Co. SA (Reg.)	700,000	35,609
		541,736
Containers & Packaging - 0.2%
Airspray NV	110,000	3,776
British Polythene Industries PLC	625,000	7,221
Caraustar Industries, Inc. (a)	1,076,146	10,665
Peak International Ltd. (a)(e)	1,375,700	3,990
RPC Group PLC	850,000	3,875
Silgan Holdings, Inc.	1,804,908	70,085
Starlite Holdings Ltd.	1,000,000	76
		99,688
Metals & Mining - 2.3%
Algoma Steel, Inc.	850,000	24,238
Blue Earth Refineries, Inc. (a)	439,200	615
Compania de Minas Buenaventura SA sponsored ADR	3,433,600	104,347
Croesus Mining NL (a)	1,100,000	230
Equigold NL	2,950,000	3,642
Equigold NL warrants 5/31/07 (a)	737,500	168
Gerdau SA sponsored ADR	5,400,000	93,420
Grupo Imsa SA de CV unit	4,500,000	15,189
Hanil Iron & Steel Co.	55,000	1,085
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	800,000	13,440
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Harris Steel Group, Inc. (e)	1,650,000	$ 41,693
Industrias Penoles SA de CV	3,680,900	33,237
Jubilee Mines NL	500,000	3,054
Korea Steel Shapes Co. Ltd.	35,960	1,300
Major Drilling Group International, Inc. (a)	700,000	15,966
Mittal Steel Co. NV Class A (NY Shares)	1,650,000	61,859
Northwest Pipe Co. (a)(e)	680,375	20,064
Novicourt, Inc.	994,450	2,206
POSCO sponsored ADR	4,200,000	295,974
Resolute Mining Ltd. (a)(d)	500,000	862
Richmont Mines, Inc. (a)	800,000	3,578
Ryerson Tull, Inc. (d)(e)	1,600,000	47,008
Samuel Manu-Tech, Inc.	250,000	3,086
Sherritt International Corp.	4,500,000	49,106
Stillwater Mining Co. (a)	2,000,000	33,940
Titanium Metals Corp. (a)	399,600	28,631
Tohoku Steel Co. Ltd.	275,000	3,816
Webco Industries, Inc. (a)	13,543	894
Wheeling Pittsburgh Corp. (a)(e)	841,516	18,093
		920,741
Paper & Forest Products - 0.4%
Buckeye Technologies, Inc. (a)(e)	3,744,000	30,139
Gunns Ltd.	2,650,000	6,402
M-real Oyj (B Shares)	3,100,000	20,181
Sino-Forest Corp. (a)(e)	9,101,000	48,598
Sino-Forest Corp. (a)(e)(f)	4,400,000	23,496
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,250,000	20,113
		148,929
TOTAL MATERIALS		2,338,674
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc. (e)	1,200,300	27,775
Hungarian Telephone & Cable Corp. (a)(d)	204,200	3,216
PT Telkomunikasi Indonesia Tbk sponsored ADR	750,000	25,875
Telecom Plus PLC (a)	154,757	328
XETA Technologies, Inc. (a)(e)	974,969	2,408
		59,602
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
Cosmote Mobile Telecommunications SA	1,700,000	$ 41,695
Metro One Telecommunications, Inc. (a)(e)	2,469,785	1,284
SK Telecom Co. Ltd. sponsored ADR	2,500,000	66,750
Taiwan Cellular Co. Ltd.	6,250,000	6,288
		116,017
TOTAL TELECOMMUNICATION SERVICES		175,619
UTILITIES - 0.3%
Electric Utilities - 0.3%
Allegheny Energy, Inc. (a)	300,000	10,689
Korea Electric Power Corp. sponsored ADR	4,700,000	107,160
Maine & Maritimes Corp. (e)	108,000	1,673
		119,522
Gas Utilities - 0.0%
Hokuriku Gas Co.	1,700,000	6,031
Keiyo Gas Co. Ltd.	223,000	1,283
KyungDong City Gas Co. Ltd.	140,000	4,527
Otaki Gas Co. Ltd. (d)	654,000	3,911
Shinnihon Gas Corp.	68,500	385
		16,137
TOTAL UTILITIES		135,659
TOTAL COMMON STOCKS (Cost $20,460,247)		34,551,909
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Impath Bankruptcy Liquidating Trust Class A	1,665,000	2,997
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem Spa (Risp)	350,000	5,957
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $21,795)		8,954
Convertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Trans-Lux Corp. 8.25% 3/1/12	$ 500	$ 465
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Mercer International, Inc. 8.5% 10/15/10 (f)	3,900	4,841
TOTAL CONVERTIBLE BONDS (Cost $4,478)		5,306
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 4.54% to 4.61% 6/8/06 to 7/6/06 (g) (Cost $20,188)	20,300	20,190
Money Market Funds - 14.1%
	Shares
Fidelity Cash Central Fund, 4.8% (b)	4,662,305,472	4,662,305
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	895,857,786	895,858
TOTAL MONEY MARKET FUNDS (Cost $5,558,163)		5,558,163
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $26,064,871)		40,144,522
NET OTHER ASSETS - (1.9)%		(736,375)
NET ASSETS - 100%		$ 39,408,147
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
4,275 Russell 1000 Mini Index Contracts	June 2006	$ 328,662	$ 18,180
567 Russell 2000 Index Contracts	June 2006	217,955	11,606
TOTAL EQUITY INDEX CONTRACTS		$ 546,617	$ 29,786
The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $32,637,000 or 0.1% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $20,190,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 121,006
Fidelity Securities Lending Cash Central Fund	7,364
Total	$ 128,370
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aastra Technologies Ltd.	$ 36,685	$ -	$ 38,096	$ -	$ -
Abbey PLC	38,418	-	-	495	47,498
ACE Cash Express, Inc.	31,634	998	-	-	37,410
Action Performance Companies, Inc.	15,660	-	23,535	-	-
Adams Resources & Energy, Inc.	8,837	-	193	156	15,522
Advanced Marketing Services, Inc.	10,234	-	-	-	7,417
AirNet Systems, Inc.	1,394	1,220	-	-	1,869
Albany Molecular Research, Inc.	31,040	213	9,472	-	-
Alliance One International, Inc.	39,390	-	611	195	27,865
American Axle & Manufacturing Holdings, Inc.	132,992	3,715	-	2,226	88,337
American HomePatient, Inc.	4,043	-	-	-	4,771
American Italian Pasta Co. Class A	32,465	4,787	-	-	15,315
AMERIGROUP Corp.	64,103	49,684	-	-	115,770
Ampco-Pittsburgh Corp.	1,298	12,517	-	79	20,395
AmSurg Corp.	45,892	18,411	-	-	61,552
Ansys, Inc.	104,352	-	-	-	162,010
Applebee's International, Inc.	218,708	-	-	1,650	191,483
Applied Innovation, Inc.	4,068	440	185	-	4,034
Apria Healthcare Group, Inc.	57,341	68,270	-	-	98,136
ArvinMeritor, Inc.	130,706	3,110	-	2,094	116,778
Astronics Corp.	7,716	-	581	-	10,201
Atlantic Tele-Network, Inc.	15,783	-	741	444	27,775
Axcelis Technologies, Inc.	36,623	28,730	7,821	-	53,193
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AZZ, Inc.	$ 9,704	$ -	$ -	$ -	$ 12,938
Bairnco Corp.	7,388	-	520	122	6,908
Bank of the Ozarks, Inc.	50,205	-	-	450	51,000
Barratt Developments PLC	303,385	-	-	7,547	433,440
Belhaven Group PLC	21,696	-	25,882	-	-
Bellway PLC	159,352	-	11,327	3,399	218,850
Benihana, Inc.	7,477	-	1,218	-	12,085
BJ's Wholesale Club, Inc.	223,421	-	-	-	214,524
Black Box Corp.	86,769	-	-	357	92,950
Blonder Tongue Laboratories, Inc.	1,172	-	27	-	869
Blyth, Inc.	86,484	22,709	-	1,785	84,228
Bolt Technology Corp.	4,303	-	4,797	-	-
Boston Acoustics, Inc.	4,738	-	4,804	-	-
Bristow Group, Inc.	-	5,796	-	-	83,626
British Polythene Industries PLC	8,511	-	7,505	477	-
Buckeye Technologies, Inc.	36,130	-	-	-	30,139
C&D Technologies, Inc.	25,477	207	-	140	20,576
CAE, Inc.	95,194	-	5,623	353	130,021
Cagle's, Inc. Class A	5,688	-	-	-	3,550
Cantel Medical Corp.	20,505	6,942	-	-	22,735
Caraustar Industries, Inc.	29,358	-	13,300	-	-
Career Education Corp.	238,946	121,854	-	-	361,230
Cascade Corp.	53,350	5,617	7,516	513	49,559
Castle Energy Corp.	17,668	-	1,440	115	25,481
Catalyst Semiconductor, Inc.	7,845	-	-	-	8,294
Catapult Communications Corp.	-	21,760	-	-	17,666
Cathay General Bancorp	91,604	13,268	5,770	763	108,065
Cattles PLC	110,942	-	17,036	5,553	127,366
CEC Entertainment, Inc.	141,747	-	-	-	129,870
Championship Auto Racing Teams, Inc.	250	-	-	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Charlotte Russe Holding, Inc.	$ 28,168	$ -	$ 27,603	$ -	$ -
Chase Corp.	5,585	-	-	142	5,896
Cherokee, Inc.	24,583	-	5,064	1,170	22,832
Chime Communications PLC	7,639	-	424	43	11,336
Chromcraft Revington, Inc.	13,546	-	-	-	12,445
Citect Corp. Ltd.	2,703	-	6,672	237	-
ClearOne Communications, Inc.	3,370	265	377	-	3,214
Clinton Cards PLC	14,074	-	1,059	118	-
Coastcast Corp.	1,809	-	-	-	-
Columbus McKinnon Corp. (NY Shares)	22,499	-	25,289	-	-
Communications Systems, Inc.	5,568	1,653	-	135	7,633
Compudyne Corp.	3,670	-	3,089	-	-
Cooper Companies, Inc.	171,751	-	-	75	137,051
Corinthian Colleges, Inc.	124,891	404	6,721	-	128,799
Corvel Corp.	26,892	-	-	-	22,106
CPAC, Inc.	2,828	-	-	121	2,505
CTS Corp.	33,873	-	6,364	205	31,324
D.R. Horton, Inc.	1,059,846	183,866	-	8,020	937,886
Daitec Co. Ltd.	9,656	-	3,163	197	8,660
Dataram Corp.	5,848	-	-	137	4,921
DCC PLC (Ireland)	184,736	-	1,274	1,513	201,580
Decorator Industries, Inc.	1,948	-	-	22	2,116
Delta Apparel, Inc.	11,150	865	-	99	14,556
Department 56, Inc.(OLD)	16,641	-	-	-	-
Deswell Industries, Inc.	15,579	364	900	441	9,286
Direct General Corp.	39,448	-	-	254	35,533
Ditech Communications Corp.	5,137	18,893	-	-	30,334
Dollar Tree Stores, Inc.	124,511	14,480	-	-	146,837
Dominion Homes, Inc.	17,720	-	-	-	8,364
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Dong-A Pharmaceutical Co. Ltd.	$ 25,506	$ -	$ 38,971	$ -	$ -
Doral Financial Corp.	112,639	-	-	2,234	57,743
Draka Holding NV	41,617	-	-	-	64,326
Drew Industries, Inc.	44,550	-	4,133	-	66,295
DSG International Ltd.	2,234	-	-	-	2,457
Ducommun, Inc.	22,143	-	-	-	23,994
Dura Automotive Systems, Inc. Class A	8,778	-	-	-	4,536
Eagle Materials, Inc.	86,751	-	99,444	315	-
ECI Telecom Ltd.	44,605	-	-	-	-
ECtel Ltd.	8,528	-	147	-	10,960
Educational Development Corp.	3,119	732	-	75	2,856
Electronics for Imaging, Inc.	87,875	-	92,239	-	-
Elscint Ltd.	7,914	-	-	-	-
Embrex, Inc.	6,118	182	4,127	-	-
EMCOR Group, Inc.	61,799	-	83,790	-	-
Enesco Group, Inc.	2,919	-	1,729	-	-
Engelhard Corp.	154,926	63,220	136,470	2,249	-
Epic Bancorp	207	3,865	-	19	3,639
Escalon Medical Corp.	4,698	-	-	-	2,890
ESS Technology, Inc.	16,025	-	-	-	12,543
Exact Holdings NV	46,788	-	1,574	-	59,594
Exactech, Inc.	14,999	1,859	-	-	16,019
ExpressJet Holdings, Inc. Class A	53,036	3,509	-	-	30,600
Fab Industries, Inc.	1,641	-	1,641	-	-
Farstad Shipping ASA	33,128	-	-	-	43,311
Federal Screw Works	3,203	-	-	47	2,578
Financial Industries Corp.	9,964	-	-	-	11,006
Finlay Enterprises, Inc.	12,656	-	-	-	9,561
First Bancorp, Puerto Rico	194,444	70	-	1,500	84,122
First Mutual Bancshares, Inc.	13,762	-	135	678	13,561
Flanigan's Enterprises, Inc.	1,121	-	365	30	-
FMC Corp.	175,392	-	-	522	184,324
Footstar, Inc.	12,802	-	-	-	11,894
Foremost Income Fund	-	-	-	272	24,821
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fossil, Inc.	$ 169,242	$ -	$ -	$ -	$ 115,674
Fremont General Corp.	133,809	-	-	1,588	121,764
French Connection Group PLC	25,646	-	3,566	463	18,766
Fresh Brands, Inc.	3,856	-	3,600	-	-
Fresh Del Monte Produce, Inc.	142,019	10,358	-	3,434	109,098
Friedmans, Inc. Class A	1,867	-	28	-	-
Gehl Co.	28,742	1,152	20,344	-	-
General Cable Corp.	63,080	-	45,499	-	-
Genesco, Inc.	80,663	-	2,472	-	86,793
Genlyte Group, Inc.	136,157	-	-	-	182,612
Gildan Activewear, Inc. Class A	151,835	-	34,496	-	201,172
Global Imaging Systems, Inc.	80,498	-	-	-	86,745
Goodfellow, Inc.	9,177	-	-	406	9,302
GrafTech International Ltd.	-	29,935	-	-	34,731
Greenbrier Companies, Inc.	-	39,158	2,211	204	51,605
Group 1 Automotive, Inc.	58,510	7,209	32,361	294	89,347
Gulf Island Fabrication, Inc.	21,389	-	-	218	23,586
Hampshire Group Ltd.	21,301	-	116	-	19,037
Hankook Shell Oil Co. Ltd.	4,178	-	-	930	5,481
Hansen Natural Corp.	78,787	-	10,976	-	191,601
Hardinge, Inc.	13,530	-	-	80	14,237
Harris Steel Group, Inc.	28,811	-	964	353	41,693
Harvest Natural Resources, Inc.	19,621	16,598	-	-	50,790
Health Management Associates, Inc. Class A	580,720	6,962	-	3,942	511,928
Heijmans NV	100,990	-	4,900	3,044	94,373
Helen of Troy Ltd.	69,872	400	-	-	61,974
Henry Boot PLC	26,190	-	-	215	38,873
Horizon Health Corp.	31,224	-	1,098	-	24,035
Hot Topic, Inc.	56,232	19,482	-	-	66,622
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
HTL International Holdings Ltd.	$ 16,023	$ 901	$ -	$ 210	$ 21,970
ICT Automatisering NV	10,440	-	2,685	-	13,115
Il Dong Pharmaceutical Co. Ltd.	6,503	-	2,964	84	-
iMergent, Inc.	9,752	-	3,465	-	-
InFocus Corp.	14,186	-	-	-	19,298
Innospec, Inc.	-	-	-	111	34,738
Insteel Industries, Inc.	11,954	703	22,052	147	16,923
Interstate Bakeries Corp.	27,633	-	-	-	25,069
Intest Corp.	3,298	162	-	-	3,519
Intracom Holdings SA (Reg.)	35,880	-	445	-	54,392
Invacare Corp.	68,953	4,724	13,571	57	-
Inventive Leisure PLC	2,243	-	3,733	42	-
INZI Controls Co. Ltd.	3,873	474	-	152	8,968
IPC Holdings Ltd.	141,575	13,097	-	2,120	106,643
Jack in the Box, Inc.	126,992	6,291	-	-	148,390
JAKKS Pacific, Inc.	25,709	-	3,198	-	-
JLM Couture, Inc.	542	-	-	-	505
Johnston Press PLC	124,717	407	2,091	2,156	127,707
KCS Energy, Inc.	87,398	9,878	-	-	143,495
KEC Corp.	13,469	-	-	215	16,312
KHD Humboldt Wedag International Ltd.	-	-	-	-	21,997
Komplett ASA	8,585	-	-	708	14,048
Koninklijke BAM Groep NV	88,816	-	33,623	-	-
Korea Electric Terminal Co. Ltd.	8,167	-	-	151	9,475
Lafarge North America, Inc.	429,147	-	126,380	4,014	375,320
Lattice Semiconductor Corp.	51,503	-	11,221	-	52,535
Lenox Group, Inc.	-	977	-	-	18,939
Libbey, Inc.	15,211	5,420	-	202	19,302
LifePoint Hospitals, Inc.	56,114	65,826	-	-	105,862
Lincare Holdings, Inc.	380,464	-	9,066	-	363,676
Lufkin Industries, Inc.	45,886	-	36,527	174	-
M/I Homes, Inc.	104,335	-	1,012	130	74,684
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Maine & Maritimes Corp.	$ 2,508	$ 75	$ -	$ 26	$ 1,673
MAIR Holdings, Inc.	18,080	-	-	-	10,160
Marine Products Corp.	54,549	194	-	505	42,278
Mariner Energy, Inc.	22,315	7,041	-	-	-
Massachusetts Financial Corp. Class A	-	-	-	-	1,604
Medical Action Industries, Inc.	19,392	349	-	-	25,008
Melexis NV	35,162	1,693	-	1,469	48,598
Mercury Computer Systems, Inc.	-	20,529	-	-	20,066
Merit Medical Systems, Inc.	34,460	9,068	-	-	31,805
Mesa Laboratories, Inc.	2,997	-	-	102	3,312
Metals USA, Inc.	40,437	390	42,931	-	-
MetaSolv, Inc.	10,656	-	7,720	-	-
Metro One Telecommunications, Inc.	1,976	-	-	-	1,284
Metro, Inc. Class A (sub. vtg.)	245,209	-	-	2,135	283,006
MFC Bancorp Ltd.	14,199	-	-	-	-
Michang Oil Industrial Co. Ltd.	3,263	-	-	93	3,264
MOCON, Inc.	3,347	-	-	71	2,930
Monro Muffler Brake, Inc.	23,380	-	315	121	29,080
Monterey Gourmet Foods, Inc.	5,071	341	-	-	8,621
Moog, Inc. Class A	47,355	31,310	-	-	94,883
Mothers Work, Inc.	6,675	-	-	-	13,568
Multimedia Games, Inc.	29,096	-	-	-	38,286
Murakami Corp.	8,686	-	73	54	7,764
Nagawa Co. Ltd.	10,850	-	12,669	-	-
National Dentex Corp.	7,858	1,212	-	-	10,903
National Healthcare Corp.	33,250	835	-	448	42,550
National R.V. Holdings, Inc.	7,128	-	2,032	-	3,235
National Western Life Insurance Co. Class A	49,595	-	1,864	82	54,111
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
NBTY, Inc.	$ 75,603	$ 14,780	$ -	$ -	$ 86,430
NCI Building Systems, Inc.	77,626	3,568	-	-	137,324
NETGEAR, Inc.	10,355	53,609	-	-	73,952
Netsmart Technologies, Inc.	3,619	1,485	216	-	6,367
Newship Ltd.	662	-	-	-	1,824
Next PLC	414,958	-	9,166	3,616	432,163
Ngai Lik Industrial Holdings Ltd.	9,438	-	-	169	6,218
North Central Bancshares, Inc.	5,861	-	363	138	5,628
Northwest Pipe Co.	16,812	823	-	-	20,064
Novicourt, Inc.	1,280	21	-	141	-
NQL Energy Services, Inc. Class A	10,126	-	3,759	-	-
Nutraceutical International Corp.	223	15,377	-	-	18,079
Octel Corp.	23,739	-	-	97	-
Odyssey Healthcare, Inc.	38,959	1,652	920	-	46,953
Offshore Logistics, Inc.	77,760	-	-	-	-
Oil States International, Inc.	122,757	1,703	-	-	169,554
Olympic Steel, Inc.	11,199	-	11,714	-	-
OM Group, Inc.	65,320	1,955	-	-	82,844
On Assignment, Inc.	11,204	-	2,062	-	23,957
Optical Cable Corp.	3,878	105	-	-	2,762
Option Care, Inc.	22,432	10,070	-	106	33,771
Orbotech Ltd.	79,499	-	5,204	-	76,230
Orthofix International NV	63,947	-	-	-	57,362
Osteotech, Inc.	4,549	-	1,393	-	-
Overland Storage, Inc.	11,636	2,228	49	-	11,564
Overnite Corp.	76,158	-	76,405	-	-
P&F Industries, Inc. Class A	5,620	286	-	-	5,015
P.A.M. Transportation Services, Inc.	18,332	-	4,207	-	23,509
Pacific Sunwear of California, Inc.	184,140	-	-	-	175,910
PacifiCare Health Systems, Inc.	472,440	-	207,974	-	-
Packeteer, Inc.	-	23,398	-	-	31,671
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Papa John's International, Inc.	$ 95,682	$ -	$ 24,487	$ -	$ 120,314
Pason Systems, Inc.	49,210	-	-	184	76,029
Patrick Industries, Inc.	2,596	-	-	-	3,357
Pe Ben Oilfield Services Ltd.	2,471	-	5,183	-	-
Peacock Group PLC	31,834	-	41,053	-	-
Peak International Ltd.	5,021	-	-	-	3,990
Pemco Aviation Group, Inc.	6,439	-	-	-	3,695
Perceptron, Inc.	5,353	-	5,402	-	-
Performance Technologies, Inc.	8,054	-	6,346	-	-
Pericom Semiconductor Corp.	23,367	1,411	700	-	25,376
Perry Ellis International, Inc.	8,884	6,573	-	-	15,554
Pervasive Software, Inc.	8,642	1,360	-	-	9,327
Petroleum Development Corp.	49,608	-	1,898	-	51,013
PHI, Inc.	7,796	-	-	-	10,564
Philadelphia Consolidated Holdings Corp.	95,473	-	-	-	-
Piolax, Inc.	18,642	-	-	198	23,546
Planar Systems, Inc.	11,057	644	3,682	-	20,331
Pomeroy IT Solutions, Inc.	16,662	-	-	-	11,383
ProSafe ASA	77,080	2,530	-	1,691	133,646
PXRE Group Ltd.	45,380	-	24,616	259	-
Qualstar Corp.	4,501	-	-	-	4,728
Quiksilver, Inc.	151,110	36,198	-	-	162,509
Quipp, Inc.	1,869	-	-	14	1,469
Quixote Corp.	9,149	-	9,060	-	-
R&G Financial Corp. Class B	16,590	8,655	-	433	19,405
RCM Technologies, Inc.	4,949	34	-	-	7,638
RehabCare Group, Inc.	23,300	5,912	-	-	21,091
Reliability, Inc.	100	-	-	-	133
RemedyTemp, Inc. Class A	7,384	314	-	-	11,090
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Renal Care Group, Inc.	$ 345,083	$ -	$ 352,800	$ -	$ -
Resource America, Inc. Class A	362	25,144	24,431	133	-
Rex Stores Corp.	21,756	-	-	-	26,768
Ringerikes Sparebank	1,324	-	-	77	1,475
Roanoke Electric Steel Corp.	21,499	-	25,493	355	-
Rocky Shoes Boots, Inc.	-	11,858	-	-	12,030
Roto Smeets de Boer NV	17,209	-	8,455	-	-
Ruby Tuesday, Inc.	103,834	50,488	-	143	189,695
Ryan's Restaurant Group, Inc.	51,115	-	-	-	52,528
Ryerson Tull, Inc.	46,889	-	18,608	283	47,008
S.Y. Bancorp, Inc.	18,986	759	-	309	21,538
Safeway, Inc.	656,100	-	24,440	4,005	653,380
Saga Communications, Inc. Class A	-	22,859	-	-	16,578
SBS Technologies, Inc.	13,329	-	13,428	-	-
ScanSource, Inc.	52,503	-	-	-	68,860
ScS Upholstery PLC	13,910	176	-	452	23,410
SED International Holdings, Inc.	240	-	-	-	326
Seksun Corp. Ltd.	6,936	-	-	109	6,670
Shaw Group, Inc.	112,808	1,004	789	-	181,065
Shinsegae Engineering & Construction Co. Ltd.	7,723	-	-	252	15,397
ShoLodge, Inc.	1,606	274	-	-	3,482
SigmaTel, Inc.	-	35,075	-	-	22,408
Sigmatron International, Inc.	3,992	-	-	-	3,525
Sino-Forest Corp.	20,280	216	-	-	48,598
Sino-Forest Corp. (144A)	10,107	-	549	-	23,496
Somera Communications, Inc.	4,815	-	2,163	-	-
Sonic Corp.	184,891	-	3,501	-	203,460
Southern Energy Homes, Inc.	7,981	-	-	-	8,653
Southwest Bancorp, Inc., Oklahoma	27,541	-	3,909	269	22,795
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Spectrum Control, Inc.	$ 8,991	$ 262	$ -	$ -	$ 11,729
Sportscene Group, Inc. Class A	-	-	-	-	5,290
Sportscene Restrants, Inc. Class A	2,988	-	-	59	-
Stanley Furniture Co., Inc.	37,284	-	-	260	35,217
Stantec, Inc.	50,257	-	-	-	73,429
Steiner Leisure Ltd.	59,616	-	2,073	-	72,010
Sterling Bancorp, New York	40,500	-	296	1,059	39,188
Steven Madden Ltd.	29,292	-	41,066	1,274	-
Stoneridge, Inc.	23,205	-	-	-	16,297
Strattec Security Corp.	32,122	-	-	-	18,977
Summa Industries, Inc.	3,407	-	-	79	4,353
Sunjin Co. Ltd.	6,968	-	-	136	9,375
Superior Essex, Inc.	-	34,498	-	-	38,286
Swift Energy Co.	63,209	-	25,118	-	-
SYNNEX Corp.	33,351	462	-	-	34,495
Tap Oil NL	19,152	-	-	-	14,932
TB Wood's Corp.	2,677	582	2,808	-	2,609
Tech Data Corp.	144,498	25,110	157,492	-	-
Technology Solutions Co.	1,475	-	-	-	1,871
Teekay Shipping Corp.	190,942	-	-	2,583	159,651
Tejon Ranch Co.	60,161	-	-	-	44,241
The Allied Defense Group, Inc.	11,428	-	3,211	-	7,342
The BISYS Group, Inc.	111,683	-	13,962	-	97,234
The PMI Group, Inc.	365,479	-	-	1,406	411,889
Theragenics Corp.	10,470	-	-	-	10,203
Tokyo Kisen Co. Ltd.	3,687	-	-	72	5,380
Tollgrade Communications, Inc.	7,223	86	8,117	-	-
Tommy Hilfiger Corp.	113,077	-	9,659	-	131,535
Tower Automotive, Inc.	1,007	-	87	-	352
Trifast PLC	8,976	-	-	90	7,393
Trinity Industries, Inc.	148,200	-	58,532	705	176,213
Trio-Tech International	1,168	-	1,649	146	-
TT electronics PLC	29,527	-	-	678	34,660
TTI Team Telecom International Ltd.	3,821	-	-	-	5,661
Twin Disc, Inc.	6,659	114	10,292	136	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Uehara Sei Shoji Co. Ltd.	$ 7,726	$ -	$ 66	$ 76	$ 8,167
UK Coal PLC	24,739	-	1,023	-	29,133
UnumProvident Corp.	325,550	10,046	-	3,863	355,425
UnumProvident Corp. unit	22,342	-	-	1,114	-
Up, Inc.	3,497	-	-	79	5,245
URS Corp.	141,819	-	-	-	163,102
USEC, Inc.	132,775	1,857	-	2,354	109,449
USG Corp.	210,407	-	55,624	-	374,395
Utah Medical Products, Inc.	10,772	-	-	239	14,904
UTStarcom, Inc.	72,975	-	-	-	57,503
W Holding Co., Inc.	94,135	1,013	-	1,157	66,728
W&T Offshore, Inc.	41,835	79,728	6,492	301	177,590
Washington Savings Bank Fsb	4,571	-	-	-	4,011
Western Metals Corp.	-	-	-	-	427
Wheeling Pittsburgh Corp.	15,980	-	-	-	18,093
Wilsons Leather Experts, Inc.	14,216	-	362	-	7,800
Winland Electronics, Inc.	1,026	624	-	-	2,186
Wireless Telecom Group, Inc.	2,978	1,573	-	73	4,437
Wolverine Tube, Inc.	9,760	-	-	-	4,769
World Fuel Services Corp.	55,729	382	1,424	257	90,090
Wyndeham Press Group PLC	7,979	-	-	336	11,234
XETA Technologies, Inc.	2,847	-	-	-	2,408
Xyratex Ltd.	1,675	20,760	-	-	44,715
Yankee Candle Co., Inc.	137,562	-	-	568	136,836
Young Innovations, Inc.	24,586	3,379	-	85	27,958
Zomax, Inc.	9,312	-	-	-	5,745
Total	$ 18,485,502	$ 1,520,646	$ 2,566,810	$ 113,351	$ 17,819,501
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $26,068,506,000. Net unrealized appreciation aggregated $14,076,016,000, of which $15,274,322,000 related to appreciated investment securities and $1,198,306,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Puritan® Fund

April 30, 2006

1.800346.102

PUR-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	387,800	$ 6,829
Johnson Controls, Inc.	402,300	32,808
		39,637
Automobiles - 0.8%
Ford Motor Co.	1,043,000	7,249
General Motors Corp. (g)	1,017,800	23,287
Harley-Davidson, Inc.	350,700	17,830
Hyundai Motor Co.	261,680	23,001
Monaco Coach Corp.	257,800	3,589
Renault SA	316,099	36,690
Toyota Motor Corp. sponsored ADR	625,700	73,288
Winnebago Industries, Inc.	403,132	11,872
		196,806
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	2,153,300	17,334
Hotels, Restaurants & Leisure - 0.2%
Gaylord Entertainment Co. (a)	117,000	5,177
McDonald's Corp.	1,038,300	35,894
		41,071
Household Durables - 0.7%
Koninklijke Philips Electronics NV (NY Shares)	195,000	6,724
Newell Rubbermaid, Inc.	3,629,400	99,518
Sony Corp. sponsored ADR	175,200	8,574
Whirlpool Corp.	663,083	59,512
		174,328
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	2,103,900	56,721
Media - 3.6%
CBS Corp. Class B	2,261,875	57,610
Clear Channel Communications, Inc.	4,113,900	117,370
Comcast Corp. Class A (a)	3,526,416	109,143
Discovery Holding Co. Class A (a)	550,970	8,209
Gannett Co., Inc.	230,800	12,694
Knight-Ridder, Inc.	422,400	26,189
Lagardere S.C.A. (Reg.)	111,777	9,237
Liberty Media Corp. Class A (a)	5,194,706	43,376
Live Nation, Inc. (a)	537,237	10,208
News Corp. Class A	1,591,200	27,305
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
NTL, Inc. (a)	1,143,760	$ 31,431
The New York Times Co. Class A (g)	1,314,820	32,594
The Reader's Digest Association, Inc. (non-vtg.)	2,121,060	29,228
The Walt Disney Co.	3,354,390	93,789
Time Warner, Inc.	8,423,460	146,568
Viacom, Inc. Class B (non-vtg.) (a)	2,083,875	83,001
Vivendi Universal SA sponsored ADR (g)	1,017,700	37,177
		875,129
Multiline Retail - 1.0%
Big Lots, Inc. (a)	3,289,600	47,535
Dollar Tree Stores, Inc. (a)	1,879,700	49,004
Family Dollar Stores, Inc.	1,530,200	38,255
Federated Department Stores, Inc.	784,700	61,089
Kohl's Corp. (a)	467,800	26,122
Sears Holdings Corp. (a)	90,615	13,020
		235,025
Specialty Retail - 0.6%
AnnTaylor Stores Corp. (a)	1,492,650	55,721
Gap, Inc.	1,482,941	26,826
OfficeMax, Inc.	201,700	7,806
RadioShack Corp.	2,010,900	34,185
Stage Stores, Inc.	531	17
Tiffany & Co., Inc.	322,165	11,240
		135,795
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	772,960	30,184
VF Corp.	320,716	19,625
		49,809
TOTAL CONSUMER DISCRETIONARY		1,821,655
CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Anheuser-Busch Companies, Inc.	1,723,700	76,843
Molson Coors Brewing Co. Class B	175,200	12,940
The Coca-Cola Co.	463,000	19,427
		109,210
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.7%
Wal-Mart Stores, Inc.	3,762,000	$ 169,403
Food Products - 0.3%
Corn Products International, Inc.	877,100	24,559
Kraft Foods, Inc. Class A	1,663,100	51,955
		76,514
Household Products - 1.0%
Colgate-Palmolive Co.	2,844,800	168,185
Kimberly-Clark Corp.	1,085,100	63,511
Procter & Gamble Co.	370,923	21,591
		253,287
Personal Products - 0.4%
Avon Products, Inc.	2,797,030	91,211
Tobacco - 0.7%
Altria Group, Inc.	2,378,440	174,007
TOTAL CONSUMER STAPLES		873,632
ENERGY - 8.5%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	1,601,000	129,409
BJ Services Co.	1,296,200	49,320
Halliburton Co.	877,900	68,608
Noble Corp.	906,850	71,587
Schlumberger Ltd. (NY Shares)	3,603,180	249,124
		568,048
Oil, Gas & Consumable Fuels - 6.1%
Apache Corp.	845,310	60,051
BP PLC sponsored ADR	2,931,926	216,142
Chevron Corp.	3,016,100	184,042
ConocoPhillips	1,076,300	72,004
Double Hull Tankers, Inc.	583,100	7,464
El Paso Corp.	1,440,600	18,598
EOG Resources, Inc.	335,400	23,555
Exxon Mobil Corp.	8,297,824	523,427
Kerr-McGee Corp.	204,200	20,391
Lukoil Oil Co. sponsored ADR	289,600	26,064
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total SA:
Series B	169,700	$ 46,844
sponsored ADR	1,991,700	274,894
		1,473,476
TOTAL ENERGY		2,041,524
FINANCIALS - 18.4%
Capital Markets - 2.7%
Ameriprise Financial, Inc.	873,717	42,847
Bank of New York Co., Inc.	4,095,900	143,971
Mellon Financial Corp.	2,153,000	81,017
Merrill Lynch & Co., Inc.	1,859,300	141,790
Morgan Stanley	2,527,240	162,502
Nomura Holdings, Inc.	1,349,000	30,595
State Street Corp.	662,167	43,253
		645,975
Commercial Banks - 5.2%
Bank of America Corp.	10,608,925	529,598
Comerica, Inc.	796,400	45,291
FirstRand Ltd.	4,660,712	15,348
KeyCorp	748,300	28,600
Kookmin Bank sponsored ADR	544,600	48,497
Lloyds TSB Group PLC	3,077,099	29,939
Marshall & Ilsley Corp.	577,000	26,380
Royal Bank of Scotland Group PLC	859,684	28,080
U.S. Bancorp, Delaware	2,137,750	67,211
Wachovia Corp.	4,198,941	251,307
Wells Fargo & Co.	2,475,000	170,008
		1,240,259
Consumer Finance - 0.4%
American Express Co.	1,725,901	92,871
Diversified Financial Services - 3.3%
CIT Group, Inc.	105,500	5,698
Citigroup, Inc.	8,215,392	410,359
JPMorgan Chase & Co.	8,422,452	382,211
		798,268
Insurance - 4.9%
ACE Ltd.	3,071,177	170,573
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Allianz AG sponsored ADR	1,510,000	$ 25,262
Allstate Corp.	1,620,600	91,548
American International Group, Inc.	6,106,837	398,471
Genworth Financial, Inc. Class A (non-vtg.)	1,389,400	46,128
Hartford Financial Services Group, Inc.	1,285,400	118,167
MetLife, Inc. unit	1,144,400	32,066
Montpelier Re Holdings Ltd.	1,131,200	18,269
PartnerRe Ltd.	682,700	42,703
Swiss Reinsurance Co. (Reg.) (g)	448,105	32,697
The St. Paul Travelers Companies, Inc.	3,248,137	143,015
Willis Group Holdings Ltd.	920,900	32,370
XL Capital Ltd. Class A	519,100	34,203
		1,185,472
Real Estate - 0.4%
Developers Diversified Realty Corp.	415,600	22,110
Equity Office Properties Trust	793,730	25,637
Equity Residential (SBI)	789,100	35,407
		83,154
Thrifts & Mortgage Finance - 1.5%
Countrywide Financial Corp.	408,590	16,613
Fannie Mae	3,825,650	193,578
Freddie Mac	1,440,000	87,926
Golden West Financial Corp., Delaware	348,900	25,075
Sovereign Bancorp, Inc.	1,959,050	43,432
		366,624
TOTAL FINANCIALS		4,412,623
HEALTH CARE - 4.8%
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	3,657,557	137,890
Boston Scientific Corp. (a)	2,564,300	59,594
		197,484
Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	548,600	36,948
UnitedHealth Group, Inc.	77,300	3,845
		40,793
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 3.8%
Abbott Laboratories	294,400	$ 12,583
Bristol-Myers Squibb Co.	3,310,600	84,023
Eli Lilly & Co.	409,100	21,650
GlaxoSmithKline PLC sponsored ADR	571,600	32,513
Johnson & Johnson	2,954,600	173,169
Merck & Co., Inc.	3,080,100	106,017
Novartis AG sponsored ADR	699,100	40,205
Pfizer, Inc.	8,163,700	206,787
Schering-Plough Corp.	4,820,900	93,140
Wyeth	2,840,900	138,267
		908,354
TOTAL HEALTH CARE		1,146,631
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.8%
EADS NV (g)	1,133,690	44,740
Honeywell International, Inc.	3,703,000	157,378
Lockheed Martin Corp.	1,637,200	124,263
The Boeing Co.	450,200	37,569
United Technologies Corp.	1,210,500	76,032
		439,982
Airlines - 0.1%
UAL Corp. (a)	390,995	14,080
Building Products - 0.1%
Masco Corp.	1,022,596	32,621
Commercial Services & Supplies - 0.5%
Cendant Corp.	2,714,800	47,319
Waste Management, Inc.	1,703,600	63,817
		111,136
Electrical Equipment - 0.2%
Emerson Electric Co.	724,400	61,538
Industrial Conglomerates - 2.0%
3M Co.	722,900	61,757
General Electric Co.	6,818,300	235,845
Textron, Inc.	461,300	41,494
Tyco International Ltd.	5,883,724	155,036
		494,132
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.0%
Briggs & Stratton Corp.	937,600	$ 31,635
Caterpillar, Inc.	977,700	74,051
Deere & Co.	335,700	29,468
Dover Corp.	1,664,300	82,799
Eaton Corp.	233,500	17,898
Illinois Tool Works, Inc.	206,800	21,238
Ingersoll-Rand Co. Ltd. Class A	2,098,800	91,823
Navistar International Corp. (a)	692,405	18,266
SPX Corp.	2,009,600	110,026
		477,204
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	1,341,300	106,674
Laidlaw International, Inc.	382,700	9,472
Union Pacific Corp.	462,300	42,166
		158,312
TOTAL INDUSTRIALS		1,789,005
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	3,069,200	64,300
Lucent Technologies, Inc. (a)	7,116,300	19,854
Lucent Technologies, Inc. warrants 12/10/07 (a)	10,603	5
Motorola, Inc.	3,195,953	68,234
		152,393
Computers & Peripherals - 1.4%
Dell, Inc. (a)	661,900	17,342
EMC Corp. (a)	2,545,200	34,386
Hewlett-Packard Co.	4,216,402	136,907
International Business Machines Corp.	1,412,700	116,322
Sun Microsystems, Inc. (a)	5,462,925	27,315
		332,272
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	547,800	21,046
Arrow Electronics, Inc. (a)	1,120,700	40,569
Avnet, Inc. (a)	2,134,470	55,816
Solectron Corp. (a)	7,943,700	31,775
		149,206
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
MoneyGram International, Inc.	1,274,900	$ 43,219
Office Electronics - 0.2%
Xerox Corp. (a)	3,729,800	52,366
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	1,679,100	63,671
Applied Materials, Inc.	3,002,300	53,891
Freescale Semiconductor, Inc.:
Class A (a)	111,590	3,528
Class B (a)	2,334,888	73,946
Intel Corp.	5,791,540	115,715
Micron Technology, Inc. (a)	2,404,100	40,798
Samsung Electronics Co. Ltd.	43,360	29,607
Teradyne, Inc. (a)	947,100	15,968
		397,124
Software - 0.7%
Microsoft Corp.	4,838,600	116,852
Oracle Corp. (a)	1,018,500	14,860
Symantec Corp. (a)	2,094,967	34,316
		166,028
TOTAL INFORMATION TECHNOLOGY		1,292,608
MATERIALS - 3.1%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	906,100	62,086
Ashland, Inc.	446,100	29,362
Bayer AG sponsored ADR (g)	378,500	17,089
Celanese Corp. Class A	1,088,800	23,899
Chemtura Corp.	2,889,951	35,257
Dow Chemical Co.	1,216,000	49,382
E.I. du Pont de Nemours & Co.	930,000	41,013
Georgia Gulf Corp.	1,001,940	29,718
Lyondell Chemical Co.	1,902,044	45,839
PolyOne Corp. (a)	1,588,800	14,109
Praxair, Inc.	259,800	14,583
Rohm & Haas Co.	292,700	14,811
Tronox, Inc. Class B (a)	41,174	712
		377,860
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Amcor Ltd.	2,432,300	$ 13,359
Smurfit-Stone Container Corp. (a)	3,343,607	43,300
		56,659
Metals & Mining - 0.9%
Alcan, Inc.	906,200	47,320
Alcoa, Inc.	3,462,400	116,960
Freeport-McMoRan Copper & Gold, Inc. Class B	331,366	21,400
Phelps Dodge Corp.	262,600	22,633
		208,313
Paper & Forest Products - 0.4%
International Paper Co.	1,573,100	57,182
Weyerhaeuser Co.	679,400	47,877
		105,059
TOTAL MATERIALS		747,891
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	10,649,387	279,120
BellSouth Corp.	6,509,770	219,900
Consolidated Communications Holdings, Inc.	545,500	8,292
Philippine Long Distance Telephone Co. sponsored ADR (g)	888,300	35,310
Qwest Communications International, Inc. (a)	8,302,300	55,708
Telkom SA Ltd. sponsored ADR	317,325	29,994
Verizon Communications, Inc.	5,511,200	182,035
		810,359
Wireless Telecommunication Services - 0.6%
DigitalGlobe, Inc. (a)(h)	15,842	40
Sprint Nextel Corp.	3,621,700	89,818
Vodafone Group PLC sponsored ADR	2,030,600	48,125
		137,983
TOTAL TELECOMMUNICATION SERVICES		948,342
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.9%
Electric Utilities - 0.2%
Entergy Corp.	871,400	$ 60,946
Portland General Electric Co. (a)	10,398	318
		61,264
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	1,973,600	33,492
TXU Corp.	1,136,438	56,401
		89,893
Multi-Utilities - 1.3%
Dominion Resources, Inc.	1,387,600	103,890
Duke Energy Corp.	1,290,400	37,576
NorthWestern Energy Corp.	349,300	12,271
Public Service Enterprise Group, Inc.	1,379,000	86,463
Wisconsin Energy Corp.	1,887,700	73,715
		313,915
TOTAL UTILITIES		465,072
TOTAL COMMON STOCKS (Cost $11,492,341)		15,538,983
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Ford Motor Co. Capital Trust II 6.50%	561,900	15,581
General Motors Corp.:
Series B, 5.25%	501,100	8,258
Series C, 6.25%	369,100	6,688
		30,527
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	485,200	11,116
TOTAL CONSUMER DISCRETIONARY		41,643
FINANCIALS - 0.1%
Insurance - 0.1%
Conseco, Inc. Series B, 5.50%	194,000	5,754
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Insurance - continued
The Chubb Corp. Series B, 7.00%	173,900	$ 6,297
Travelers Property Casualty Corp. 4.50%	289,800	7,122
XL Capital Ltd. 6.50%	649,600	14,252
		33,425
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	255,700	13,125
INFORMATION TECHNOLOGY - 0.1%
Office Electronics - 0.1%
Xerox Corp. Series C, 6.25%	198,572	22,954
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	8,700	266
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	96,900	4,147
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. Series A, 5.75%	23,200	5,737
TOTAL CONVERTIBLE PREFERRED STOCKS		121,297
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75%	1,498	1,648
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	84,400	4,591
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%	3,790	3,879
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)	187	$ 0
UTILITIES - 0.0%
Electric Utilities - 0.0%
Entergy Gulf States, Inc. Series A, adj. rate	17,743	1,793
TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,911
TOTAL PREFERRED STOCKS (Cost $152,179)		133,208
Corporate Bonds - 12.9%
	Principal Amount (000s)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 11,321	5,887
Six Flags, Inc. 4.5% 5/15/15	4,900	7,816
		13,703
Media - 0.2%
Liberty Media Corp.:
4% 11/15/29 (h)	17,982	11,057
3.5% 1/15/31 (h)	14,140	14,281
News America, Inc. liquid yield option note 0% 2/28/21 (h)	28,330	16,834
		42,172
TOTAL CONSUMER DISCRETIONARY		55,875
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	7,030	8,805
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Atmel Corp. 0% 5/23/21	9,100	4,373
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 5.25% 12/15/11 (h)	$ 16,070	$ 23,469
Wireless Telecommunication Services - 0.0%
ICO North America, Inc. 7.5% 8/15/09 (l)	5,390	6,791
TOTAL TELECOMMUNICATION SERVICES		30,260
TOTAL CONVERTIBLE BONDS		99,313
Nonconvertible Bonds - 12.5%
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.1%
Goodyear Tire & Rubber Co. 9% 7/1/15	5,000	5,163
Keystone Automotive Operations, Inc. 9.75% 11/1/13	810	729
Tenneco, Inc. 8.625% 11/15/14	1,450	1,465
Visteon Corp.:
7% 3/10/14	1,510	1,216
8.25% 8/1/10	6,000	5,280
		13,853
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31	11,100	8,103
Diversified Consumer Services - 0.1%
Affinion Group, Inc.:
10.125% 10/15/13 (h)	9,000	9,338
11.5% 10/15/15 (h)	3,270	3,352
Service Corp. International (SCI):
7.7% 4/15/09 (Reg. S)	2,500	2,550
6.5% 3/15/08	1,860	1,851
7% 6/15/17 (h)	3,100	3,038
7.7% 4/15/09	3,095	3,172
		23,301
Hotels, Restaurants & Leisure - 0.4%
Carrols Corp. 9% 1/15/13	5,860	5,948
Chukchansi Economic Development Authority:
7.9662% 11/15/12 (h)(j)	1,140	1,170
8% 11/15/13 (h)	1,890	1,951
Festival Fun Parks LLC 10.875% 4/15/14 (h)	1,650	1,660
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM MIRAGE:
6% 10/1/09	$ 420	$ 414
6.75% 9/1/12	2,000	1,983
6.75% 4/1/13 (h)	7,520	7,426
6.875% 4/1/16 (h)	3,760	3,666
8.5% 9/15/10	6,840	7,276
Penn National Gaming, Inc. 6.75% 3/1/15	2,160	2,122
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (h)	1,080	1,077
Six Flags, Inc.:
9.625% 6/1/14	12,000	12,150
9.75% 4/15/13	1,585	1,609
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07	4,705	4,764
7.875% 5/1/12	2,675	2,866
Station Casinos, Inc. 6.625% 3/15/18 (h)	3,290	3,130
Town Sports International Holdings, Inc. 0% 2/1/14 (e)	10,580	7,961
Town Sports International, Inc. 9.625% 4/15/11	5,770	6,044
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	6,660	7,334
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)	1,610	1,095
9% 1/15/12	2,940	2,999
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (h)	930	979
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,155	2,247
		87,871
Household Durables - 0.2%
Beazer Homes USA, Inc. 8.625% 5/15/11	3,140	3,273
Fortune Brands, Inc. 5.125% 1/15/11	10,885	10,625
Goodman Global Holdings, Inc. 7.4913% 6/15/12 (j)	7,770	7,925
Interface, Inc. 9.5% 2/1/14	880	902
Ryland Group, Inc. 9.125% 6/15/11	3,580	3,781
Sealy Mattress Co. 8.25% 6/15/14	3,000	3,150
Standard Pacific Corp.:
6.5% 8/15/10	3,000	2,888
9.25% 4/15/12	1,815	1,860
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Technical Olympic USA, Inc.:
8.25% 4/1/11 (h)	$ 5,000	$ 4,988
9% 7/1/10	230	234
9% 7/1/10	3,205	3,261
		42,887
Media - 1.0%
AOL Time Warner, Inc. 6.875% 5/1/12	3,820	3,984
BSKYB Finance UK PLC 6.5% 10/15/35 (h)	11,000	10,363
CanWest Media, Inc. 8% 9/15/12	1,160	1,169
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	9,484	9,555
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (h)	10,000	10,075
Comcast Corp. 6.45% 3/15/37	25,750	24,511
Cox Communications, Inc. 4.625% 6/1/13	17,100	15,541
CSC Holdings, Inc.:
7.625% 4/1/11	3,440	3,492
7.625% 7/15/18	5,955	5,955
7.875% 2/15/18	2,020	2,040
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10	1,630	1,716
9.875% 8/15/13	1,865	2,052
Dex Media, Inc.:
0% 11/15/13 (e)	6,845	5,818
0% 11/15/13 (e)	295	251
8% 11/15/13	1,750	1,794
EchoStar DBS Corp.:
6.375% 10/1/11	8,000	7,800
6.625% 10/1/14	3,000	2,895
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	2,515	2,553
Houghton Mifflin Co.:
0% 10/15/13 (e)	4,375	3,719
8.25% 2/1/11	8,155	8,471
9.875% 2/1/13	7,910	8,543
Lamar Media Corp. 7.25% 1/1/13	1,290	1,293
LBI Media Holdings, Inc. 0% 10/15/13 (e)	4,450	3,382
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
LBI Media, Inc. 10.125% 7/15/12	$ 4,060	$ 4,365
Liberty Media Corp.:
5.7% 5/15/13	2,950	2,744
5.7% 5/15/13	8,410	7,821
8.25% 2/1/30	10,280	9,851
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	6,000	5,220
News America Holdings, Inc. 7.75% 12/1/45	18,112	19,376
News America, Inc. 6.2% 12/15/34	5,885	5,442
Nexstar Broadcasting, Inc. 7% 1/15/14	8,000	7,480
PanAmSat Corp.:
6.375% 1/15/08	2,720	2,720
9% 8/15/14	4,264	4,483
R.H. Donnelley Corp. 6.875% 1/15/13 (h)	1,100	1,024
R.H. Donnelley Finance Corp. III 6.875% 1/15/13 (h)	1,900	1,769
Radio One, Inc. 8.875% 7/1/11	4,005	4,190
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (h)	4,000	4,240
10.375% 9/1/14 (h)	12,000	13,395
Time Warner, Inc. 9.125% 1/15/13	4,910	5,652
Viacom, Inc. 5.75% 4/30/11 (h)	7,265	7,212
		243,956
Specialty Retail - 0.1%
AutoNation, Inc. 7.0138% 4/15/13 (h)(j)	1,270	1,289
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14 (h)	5,000	5,038
GSC Holdings Corp./Gamestop, Inc. 8.865% 10/1/11 (h)(j)	7,000	7,210
Linens 'n Things, Inc. / Linens 'n Things Center, Inc. 10.3656% 1/15/14 (h)(j)	5,000	5,075
Nebraska Book Co., Inc. 8.625% 3/15/12	4,380	4,008
Sonic Automotive, Inc. 8.625% 8/15/13	5,000	5,138
		27,758
Textiles, Apparel & Luxury Goods - 0.0%
Jostens IH Corp. 7.625% 10/1/12	1,430	1,419
Levi Strauss & Co. 12.25% 12/15/12	4,780	5,425
		6,844
TOTAL CONSUMER DISCRETIONARY		454,573
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (h)	$ 6,585	$ 6,080
Miller Brewing Co. 5.5% 8/15/13 (h)	3,275	3,201
		9,281
Food Products - 0.1%
Doane Pet Care Co.:
10.625% 11/15/15	1,950	2,379
10.75% 3/1/10	3,650	3,979
H.J. Heinz Co. 6.428% 12/1/08 (h)(j)	7,380	7,499
NPI Merger Corp.:
9.23% 10/15/13 (h)(j)	540	552
10.75% 4/15/14 (h)	1,315	1,356
Pierre Foods, Inc. 9.875% 7/15/12	4,315	4,466
Swift & Co. 12.5% 1/1/10	4,980	4,980
		25,211
Personal Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11	5,000	4,888
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	9,860	10,456
TOTAL CONSUMER STAPLES		49,836
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Basic Energy Services, Inc. 7.125% 4/15/16 (h)	5,000	4,963
Cooper Cameron Corp. 2.65% 4/15/07	6,550	6,346
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	4,615	4,299
Dresser-Rand Group, Inc. 7.375% 11/1/14	1,577	1,616
Hanover Compressor Co.:
7.5% 4/15/13	660	667
9% 6/1/14	1,890	2,032
Petronas Capital Ltd. 7% 5/22/12 (h)	28,745	30,661
Pride International, Inc. 7.375% 7/15/14	3,000	3,120
		53,704
Oil, Gas & Consumable Fuels - 1.0%
ANR Pipeline, Inc. 8.875% 3/15/10	6,360	6,742
Arch Western Finance LLC 6.75% 7/1/13	4,960	4,898
Atlas Pipeline Partners LP / Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (h)	1,480	1,517
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Oil Sands Ltd. 4.8% 8/10/09 (h)	$ 8,945	$ 8,673
Chaparral Energy, Inc. 8.5% 12/1/15 (h)	3,120	3,245
Chesapeake Energy Corp.:
6.375% 6/15/15	4,000	3,840
6.5% 8/15/17	4,280	4,120
6.5% 8/15/17 (h)	4,000	3,850
6.625% 1/15/16	4,000	3,880
Drummond Co., Inc. 7.375% 2/15/16 (h)	11,410	11,239
Duke Capital LLC 6.75% 2/15/32	2,874	2,938
El Paso Corp.:
6.375% 2/1/09 (h)	1,285	1,270
6.5% 5/15/06 (h)	3,325	3,325
6.5% 6/1/08 (h)	3,245	3,248
6.95% 6/1/28 (h)	180	165
7.75% 6/15/10 (h)	6,680	6,872
7.875% 6/15/12	3,410	3,529
El Paso Energy Corp.:
6.95% 12/15/07	3,730	3,753
7.375% 12/15/12	2,640	2,666
7.8% 8/1/31	1,020	1,012
8.05% 10/15/30	655	669
EnCana Holdings Finance Corp. 5.8% 5/1/14	11,285	11,222
Encore Acquisition Co. 7.25% 12/1/17	6,000	5,955
Enterprise Products Operating LP 6.375% 2/1/13	8,320	8,443
EXCO Resources, Inc. 7.25% 1/15/11	1,120	1,106
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	1,810	1,824
Kinder Morgan Energy Partners LP 5.8% 3/15/35	3,505	3,100
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	13,650	13,410
Massey Energy Co. 6.875% 12/15/13 (h)	6,000	5,775
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)	3,700	3,363
Nexen, Inc. 5.875% 3/10/35	5,865	5,323
Pemex Project Funding Master Trust:
5.75% 12/15/15 (h)	2,810	2,664
5.75% 12/15/15	1,500	1,422
6.125% 8/15/08	10,750	10,815
6.625% 6/15/35 (h)	2,000	1,890
6.625% 6/15/35	2,500	2,363
7.375% 12/15/14	5,810	6,159
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. 8.75% 7/1/12	$ 5,490	$ 5,792
Range Resources Corp. 7.375% 7/15/13	1,330	1,357
Ship Finance International Ltd. 8.5% 12/15/13	10,070	9,466
Southern Star Central Corp. 6.75% 3/1/16 (h)	1,990	1,980
Talisman Energy, Inc. 5.85% 2/1/37	5,550	5,055
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (h)	1,580	1,600
Teekay Shipping Corp. 8.875% 7/15/11	10,030	10,883
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (h)	3,270	3,303
Williams Companies, Inc.:
6.375% 10/1/10 (h)	8,000	7,970
7.125% 9/1/11	8,615	8,852
7.5% 1/15/31	2,171	2,214
7.625% 7/15/19	2,750	2,901
8.125% 3/15/12	10,630	11,365
		239,023
TOTAL ENERGY		292,727
FINANCIALS - 3.4%
Capital Markets - 0.3%
Bank of New York Co., Inc.:
3.4% 3/15/13 (j)	5,300	5,098
4.25% 9/4/12 (j)	6,980	6,872
E*TRADE Financial Corp. 7.375% 9/15/13	1,600	1,632
Goldman Sachs Group, Inc.:
4.75% 7/15/13	8,545	8,026
5.125% 1/15/15	21,575	20,404
Legg Mason, Inc. 6.75% 7/2/08	4,110	4,220
Lehman Brothers Holdings, Inc. 5.5% 4/4/16	6,805	6,574
Morgan Stanley:
4% 1/15/10	3,800	3,603
5.05% 1/21/11	12,665	12,361
Nuveen Investments, Inc. 5.5% 9/15/15	7,205	6,821
		75,611
Commercial Banks - 0.5%
Bank of America Corp. 4.5% 8/1/10	18,000	17,373
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
BB&T Capital Trust I 5.85% 8/18/35	$ 7,485	$ 6,873
Export-Import Bank of Korea:
4.125% 2/10/09 (h)	2,670	2,577
5.25% 2/10/14 (h)	4,620	4,435
HSBC Holdings PLC 6.5% 5/2/36	6,610	6,650
KeyBank NA, Cleveland 5.45% 3/3/16	6,875	6,607
Korea Development Bank:
3.875% 3/2/09	15,285	14,653
4.75% 7/20/09	6,050	5,923
5.75% 9/10/13	10,125	10,113
Rabobank Capital Funding Trust II 5.26% 12/31/49 (h)(j)	3,600	3,415
Wachovia Bank NA 4.875% 2/1/15	16,500	15,356
Wells Fargo & Co.:
4% 9/10/12 (j)	4,870	4,767
4.2% 1/15/10	17,430	16,693
Woori Bank 6.125% 5/3/16 (h)(j)	6,945	6,941
		122,376
Consumer Finance - 0.8%
Capital One Bank 4.875% 5/15/08	4,045	4,002
Ford Motor Credit Co.:
5.7% 11/16/06 (j)	20,000	19,903
6.625% 6/16/08	6,000	5,637
7.375% 2/1/11	12,000	10,877
9.4725% 4/15/12 (j)	12,000	12,015
General Electric Capital Corp.:
4.875% 10/21/10	49,250	48,110
6% 6/15/12	7,100	7,260
General Motors Acceptance Corp.:
5.645% 5/18/06 (j)	15,000	14,997
6.875% 9/15/11	14,715	13,759
8% 11/1/31	28,000	26,460
Household Finance Corp.:
4.125% 11/16/09	12,675	12,137
7% 5/15/12	2,595	2,761
HSBC Finance Corp. 5.5% 1/19/16	12,535	12,108
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
MBNA Corp. 7.5% 3/15/12	$ 4,845	$ 5,294
Triad Acquisition Corp. 11.125% 5/1/13	2,125	2,125
		197,445
Diversified Financial Services - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
8.75% 11/15/13	7,000	6,843
9.0354% 12/15/10 (j)	4,000	4,070
Citigroup, Inc.:
4.625% 8/3/10	6,570	6,361
5% 9/15/14	18,000	17,048
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	675	720
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (h)	5,000	4,950
ILFC E-Capital Trust I 5.9% 12/21/65 (h)(j)	2,800	2,731
JPMorgan Chase & Co.:
4.875% 3/15/14	14,055	13,151
5.75% 1/2/13	7,930	7,929
JPMorgan Chase Capital XVII 5.85% 8/1/35	11,300	10,200
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (h)	12,315	12,179
Universal City Florida Holding Co. I/II 9.43% 5/1/10 (j)	1,540	1,586
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(j)	9,000	8,477
		96,245
Insurance - 0.1%
Assurant, Inc. 5.625% 2/15/14	3,895	3,781
Axis Capital Holdings Ltd. 5.75% 12/1/14	4,950	4,734
Metropolitan Life Global Funding I 4.625% 8/19/10 (h)	15,600	15,034
Symetra Financial Corp. 6.125% 4/1/16 (h)	5,985	5,852
Travelers Property Casualty Corp. 6.375% 3/15/33	4,345	4,254
Willis Group North America, Inc. 5.625% 7/15/15	2,590	2,478
		36,133
Real Estate - 1.0%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	7,275	7,530
Archstone Smith Operating Trust 5.25% 12/1/10	2,990	2,934
Boston Properties, Inc. 6.25% 1/15/13	3,600	3,681
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Brandywine Operating Partnership LP:
5.625% 12/15/10	$ 9,290	$ 9,165
5.75% 4/1/12	4,630	4,573
BRE Properties, Inc. 4.875% 5/15/10	5,955	5,773
Camden Property Trust 5.875% 11/30/12	7,910	7,873
CarrAmerica Realty Corp.:
5.25% 11/30/07	6,175	6,159
5.5% 12/15/10	7,920	7,888
Colonial Properties Trust:
4.75% 2/1/10	9,799	9,445
5.5% 10/1/15	10,000	9,460
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	2,710	2,846
Developers Diversified Realty Corp.:
3.875% 1/30/09	3,470	3,306
5% 5/3/10	6,015	5,835
5.25% 4/15/11	3,395	3,295
5.375% 10/15/12	4,500	4,356
EOP Operating LP:
4.65% 10/1/10	25,645	24,585
4.75% 3/15/14	6,560	6,018
6.75% 2/15/12	4,539	4,722
7.75% 11/15/07	9,155	9,447
Equity Residential 5.125% 3/15/16	6,290	5,876
Healthcare Realty Trust, Inc. 5.125% 4/1/14	2,815	2,606
Heritage Property Investment Trust, Inc. 4.5% 10/15/09	8,410	8,052
iStar Financial, Inc.:
5.15% 3/1/12	7,835	7,488
5.65% 9/15/11	9,695	9,537
5.8% 3/15/11	4,095	4,061
Mack-Cali Realty LP 7.25% 3/15/09	3,650	3,783
Omega Healthcare Investors, Inc. 7% 1/15/16	4,090	3,998
ProLogis Trust 7.05% 7/15/06	10,000	10,023
Regency Centers LP 5.25% 8/1/15	6,475	6,073
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,427
Simon Property Group LP:
4.6% 6/15/10	5,280	5,087
5.1% 6/15/15	7,805	7,305
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	$ 6,860	$ 6,706
6.625% 10/15/14	3,440	3,388
		229,301
Thrifts & Mortgage Finance - 0.3%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	2,946	2,824
5.625% 5/15/07	12,000	12,026
Independence Community Bank Corp.:
3.75% 4/1/14 (j)	5,365	5,081
4.9% 9/23/10	7,580	7,290
Residential Capital Corp.:
6% 2/22/11	7,530	7,376
6.125% 11/21/08	10,190	10,146
6.5% 4/17/13	5,000	4,983
6.8983% 4/17/09 (h)(j)	8,000	7,990
Washington Mutual Bank:
5.65% 8/15/14	3,760	3,672
6.875% 6/15/11	8,300	8,741
		70,129
TOTAL FINANCIALS		827,240
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.0%
Accellent, Inc. 10.5% 12/1/13	4,330	4,666
Health Care Providers & Services - 0.4%
AmeriPath, Inc. 10.5% 4/1/13	8,305	8,845
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	4,520	4,803
Concentra Operating Corp.:
9.125% 6/1/12	8,060	8,463
9.5% 8/15/10	635	673
CRC Health Group, Inc. 10.75% 2/1/16 (h)	2,190	2,250
DaVita, Inc.:
6.625% 3/15/13	8,000	7,900
7.25% 3/15/15	10,520	10,494
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	5,000	5,025
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Lifecare Holdings, Inc. 9.25% 8/15/13 (h)	$ 3,000	$ 1,898
Multiplan, Inc. 10.375% 4/15/16 (h)	10,205	10,371
Psychiatric Solutions, Inc. 7.75% 7/15/15	3,725	3,800
ResCare, Inc. 7.75% 10/15/13	3,410	3,427
Rural/Metro Corp.:
0% 3/15/16 (e)	3,290	2,443
9.875% 3/15/15	9,050	9,638
Skilled Healthcare Group, Inc. 11% 1/15/14 (h)	5,460	5,788
Team Finance LLC / Health Finance Corp. 11.25% 12/1/13 (h)	6,460	6,670
Tenet Healthcare Corp.:
7.375% 2/1/13	5,605	5,269
9.25% 2/1/15 (h)	10,000	10,200
		107,957
Pharmaceuticals - 0.1%
VWR International, Inc. 8% 4/15/14	13,870	13,870
TOTAL HEALTH CARE		126,493
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	5,000	4,963
Bombardier, Inc.:
6.3% 5/1/14 (h)	10,420	9,612
7.45% 5/1/34 (h)	2,340	2,112
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,722
7.625% 2/1/18	1,830	1,878
Orbimage Holdings, Inc. 14.2% 7/1/12 (h)(j)	2,180	2,376
Transdigm, Inc. 8.375% 7/15/11	1,340	1,405
		26,068
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	117	118
6.978% 10/1/12	1,632	1,673
7.024% 4/15/11	5,300	5,446
7.858% 4/1/13	8,100	8,614
AMR Corp. 10.2% 3/15/20	3,445	3,101
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	$ 1,369	$ 1,371
6.748% 9/15/18	221	209
6.795% 2/2/20	1,134	1,066
6.9% 7/2/18	1,988	1,849
6.9% 7/2/19	3,500	3,500
7.056% 3/15/11	3,670	3,776
8.388% 5/1/22	110	105
9.798% 4/1/21	7,096	7,345
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	8,225	2,118
8.3% 12/15/29 (d)	17,761	4,597
9.5% 11/18/08 (d)(h)	2,227	2,160
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	10,870	10,870
7.779% 1/2/12	2,473	2,263
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	1,123	1,112
7.248% 7/2/14	1,736	226
7.691% 4/1/17	123	112
7.95% 9/1/16	138	137
NWA Trust 10.23% 6/21/14	873	829
U.S. Airways pass thru trust certificates 6.85% 7/30/19	4,431	4,525
United Airlines pass thru Certificates:
6.071% 9/1/14	4,785	4,724
6.201% 3/1/10	2,047	2,047
6.602% 9/1/13	5,937	5,914
		79,807
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	2,530	2,720
Nortek, Inc. 8.5% 9/1/14	3,860	3,971
		6,691
Commercial Services & Supplies - 0.2%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	6,000	5,880
Allied Security Escrow Corp. 11.375% 7/15/11	5,320	5,307
Allied Waste North America, Inc.:
7.375% 4/15/14	5,000	4,938
8.5% 12/1/08	4,340	4,579
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Browning-Ferris Industries, Inc. 9.25% 5/1/21	$ 1,350	$ 1,418
Corrections Corp. of America 6.75% 1/31/14	2,390	2,336
FTI Consulting, Inc. 7.625% 6/15/13	920	957
Mac-Gray Corp. 7.625% 8/15/15	5,400	5,522
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (h)	2,170	2,430
		33,367
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13	2,045	1,989
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (h)	12,000	12,910
Nell AF Sarl 8.375% 8/15/15 (h)	2,410	2,386
		15,296
Machinery - 0.1%
Case New Holland, Inc.:
7.125% 3/1/14 (h)	3,970	3,910
9.25% 8/1/11	5,000	5,300
Columbus McKinnon Corp. 8.875% 11/1/13	590	614
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	1,734
Invensys PLC 9.875% 3/15/11 (h)	8,640	9,115
		20,673
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	5,222	5,757
H-Lines Finance Holding Corp. 0% 4/1/13 (e)	818	695
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12	874	913
		7,365
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.75% 5/15/16 (h)	1,650	1,679
Hertz Corp.:
8.875% 1/1/14 (h)	7,000	7,420
10.5% 1/1/16 (h)	4,540	4,994
Kansas City Southern Railway Co.:
7.5% 6/15/09	8,005	8,085
9.5% 10/1/08	460	486
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Progress Rail Services Corp./Progress Metal Reclamation Co. 7.75% 4/1/12 (h)	$ 5,000	$ 5,200
TFM SA de CV:
9.375% 5/1/12	4,220	4,515
yankee 10.25% 6/15/07	5,990	6,230
		38,609
Trading Companies & Distributors - 0.1%
Ashtead Holdings PLC 8.625% 8/1/15 (h)	1,490	1,542
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (h)	13,720	15,161
		16,703
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (j)	7,330	7,044
TOTAL INDUSTRIALS		253,612
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14 (h)	3,770	3,845
L-3 Communications Corp. 6.375% 10/15/15	4,820	4,663
Lucent Technologies, Inc. 6.45% 3/15/29	7,000	6,195
		14,703
Electronic Equipment & Instruments - 0.0%
Itron, Inc. 7.75% 5/15/12	860	882
Sanmina-SCI Corp. 8.125% 3/1/16	4,410	4,471
Solectron Global Finance Ltd. 8% 3/15/16 (h)	1,480	1,502
		6,855
IT Services - 0.2%
Iron Mountain, Inc.:
6.625% 1/1/16	7,000	6,598
7.75% 1/15/15	7,795	7,892
8.25% 7/1/11	815	823
8.625% 4/1/13	370	385
SunGard Data Systems, Inc.:
4.875% 1/15/14	25,115	22,133
9.125% 8/15/13 (h)	6,630	7,078
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.: - continued
9.4306% 8/15/13 (h)(j)	$ 3,550	$ 3,763
10.25% 8/15/15 (h)	10,170	10,882
		59,554
Office Electronics - 0.1%
Xerox Corp.:
6.875% 8/15/11	6,000	6,105
7.125% 6/15/10	4,270	4,382
7.625% 6/15/13	7,130	7,469
		17,956
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 7.75% 5/15/13	6,000	5,715
Avago Technologies Finance Ltd.:
10.32% 6/1/13 (h)(j)	6,000	6,315
11.875% 12/1/15 (h)	5,260	5,773
Freescale Semiconductor, Inc. 7.8183% 7/15/09 (j)	5,000	5,113
		22,916
Software - 0.1%
Activant Solutions, Inc.:
9.5% 5/1/16 (h)	1,590	1,612
10.99% 4/1/10 (h)(j)	5,000	5,100
SERENA Software, Inc. 10.375% 3/15/16 (h)	7,960	8,438
SS&C Technologies, Inc. 11.75% 12/1/13 (h)	5,000	5,350
		20,500
TOTAL INFORMATION TECHNOLOGY		142,484
MATERIALS - 0.6%
Chemicals - 0.2%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	6,500	7,150
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series A, 0% 10/1/14 (e)	4	3
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	4,160	4,534
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 9% 7/15/14	2,600	2,678
Huntsman ICI Chemicals LLC 10.125% 7/1/09	1,267	1,297
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16 (h)	2,190	2,234
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Innophos, Inc. 8.875% 8/15/14	$ 6,730	$ 6,932
Koppers, Inc. 9.875% 10/15/13	722	792
Lyondell Chemical Co.:
9.5% 12/15/08	2,354	2,448
9.5% 12/15/08	1,201	1,249
NOVA Chemicals Corp. 7.5613% 11/15/13 (j)	3,450	3,459
PAHC Holdings Corp. 15% 2/1/10 pay-in-kind	3,455	3,524
Tronox Worldwide LLC / Tronox Worldwide Finance Corp. 9.5% 12/1/12 (h)	6,860	7,220
		43,520
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13	790	810
Containers & Packaging - 0.2%
BWAY Corp. 10% 10/15/10	840	888
Crown Americas LLC / Crown Americas Capital Corp.:
7.625% 11/15/13 (h)	4,000	4,090
7.75% 11/15/15 (h)	4,000	4,100
Crown Cork & Seal, Inc. 7.375% 12/15/26	2,590	2,409
Graham Packaging Co. LP/ GPC Capital Corp. 8.5% 10/15/12	2,640	2,680
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	2,750	2,661
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	2,390	2,294
7.75% 5/15/11	1,760	1,808
8.875% 2/15/09	9,730	10,071
Owens-Illinois, Inc.:
7.5% 5/15/10	770	770
7.8% 5/15/18	350	343
8.1% 5/15/07	1,630	1,663
		33,777
Metals & Mining - 0.2%
AK Steel Corp. 7.75% 6/15/12	6,000	6,105
Compass Minerals International, Inc. 0% 12/15/12 (e)	4,550	4,323
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10	8,480	9,105
Newmont Mining Corp. 5.875% 4/1/35	21,965	19,822
RathGibson, Inc. 11.25% 2/15/14 (h)	6,230	6,697
		46,052
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.0%
International Paper Co. 4.25% 1/15/09	$ 6,565	$ 6,343
P.H. Glatfelter Co. 7.125% 5/1/16 (h)	700	705
Stone Container Corp. 9.75% 2/1/11	2,320	2,378
		9,426
TOTAL MATERIALS		133,585
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.0%
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,500	2,826
British Telecommunications PLC:
8.375% 12/15/10	1,170	1,300
8.875% 12/15/30	3,080	3,893
Deutsche Telekom International Finance BV 5.25% 7/22/13	6,480	6,191
Eschelon Operating Co. 8.375% 3/15/10	1,620	1,551
KT Corp. 5.875% 6/24/14 (h)	5,495	5,413
Level 3 Financing, Inc. 12.25% 3/15/13 (h)	8,360	8,945
Mobifon Holdings BV 12.5% 7/31/10	6,225	7,034
New Skies Satellites BV 9.125% 11/1/12	7,140	7,693
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (h)	2,340	2,434
Qwest Corp.:
7.625% 6/15/15	10,930	11,586
8.875% 3/15/12	16,520	18,089
SBC Communications, Inc.:
5.1% 9/15/14	11,000	10,356
5.875% 8/15/12	4,000	4,015
Sprint Capital Corp.:
6.875% 11/15/28	16,000	16,483
7.625% 1/30/11	5,040	5,439
Telecom Italia Capital:
4% 1/15/10	13,000	12,241
4.95% 9/30/14	7,930	7,259
6% 9/30/34	6,000	5,355
Telefonos de Mexico SA de CV 4.75% 1/27/10	28,595	27,540
TELUS Corp. yankee 7.5% 6/1/07	27,430	28,000
U.S. West Communications:
7.2% 11/10/26	845	864
7.25% 9/15/25	840	853
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Global Funding Corp.:
5.85% 9/15/35	$ 11,980	$ 10,671
7.25% 12/1/10	10,455	11,081
Verizon New York, Inc.:
6.875% 4/1/12	11,355	11,654
7.375% 4/1/32	5,570	5,576
		234,342
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 6.375% 3/1/35	12,810	11,741
American Towers, Inc. 7.25% 12/1/11	3,500	3,570
AT&T Wireless Services, Inc.:
7.875% 3/1/11	4,420	4,837
8.75% 3/1/31	3,280	4,123
Centennial Communications Corp. 10.74% 1/1/13 (j)	5,000	5,232
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	8,260	8,487
Digicel Ltd. 9.25% 9/1/12 (h)	730	782
Inmarsat Finance II PLC 0% 11/15/12 (e)	6,310	5,427
Intelsat Ltd. 6.5% 11/1/13	16,835	13,215
Intelsat Subsidiary Holding Co. Ltd.:
8.25% 1/15/13	5,000	5,088
9.6094% 1/15/12 (j)	9,095	9,266
Nextel Partners, Inc. 8.125% 7/1/11	10,000	10,575
Rogers Communications, Inc.:
8.035% 12/15/10 (j)	2,350	2,421
9.625% 5/1/11	4,765	5,384
Rural Cellular Corp. 8.25% 3/15/12 (h)	2,590	2,720
Vodafone Group PLC 5.5% 6/15/11	10,155	10,042
		102,910
TOTAL TELECOMMUNICATION SERVICES		337,252
UTILITIES - 1.6%
Electric Utilities - 0.7%
Appalachian Power Co. 6.375% 4/1/36	6,000	5,813
Cleveland Electric Illuminating Co. 5.65% 12/15/13	7,670	7,503
Exelon Corp. 4.9% 6/15/15	15,000	13,795
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp. 6.45% 11/15/11	$ 18,393	$ 18,967
Mirant Americas Generation LLC 9.125% 5/1/31	9,075	9,529
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	2,540	2,591
Nevada Power Co.:
5.875% 1/15/15	1,270	1,225
6.65% 4/1/36 (h)	8,310	8,086
10.875% 10/15/09	526	563
Niagara Mohawk Power Corp. 8.875% 5/15/07	5,060	5,229
Pepco Holdings, Inc.:
4% 5/15/10	5,825	5,460
6.45% 8/15/12	13,415	13,663
PPL Energy Supply LLC 5.7% 10/15/35	19,380	18,602
Progress Energy, Inc.:
7% 10/30/31	16,200	16,963
7.1% 3/1/11	5,100	5,388
Sierra Pacific Power Co. 8% 6/1/08	4,015	4,206
Sierra Pacific Resources 6.75% 8/15/17	2,010	1,990
Southern California Edison Co.:
4.65% 4/1/15	685	630
5% 1/15/14	590	562
TXU Energy Co. LLC 7% 3/15/13	24,385	25,255
		166,020
Gas Utilities - 0.2%
Colorado Interstate Gas Co.:
5.95% 3/15/15	7,000	6,650
6.8% 11/15/15 (h)	5,000	5,031
Consolidated Natural Gas Co. 6.85% 4/15/11	4,530	4,745
Dynegy Holdings, Inc. 8.375% 5/1/16 (h)	2,600	2,594
El Paso Energy Corp. 6.75% 5/15/09	5,725	5,696
Northwest Pipeline Corp. 8.125% 3/1/10	1,290	1,351
Southern Natural Gas Co.:
8% 3/1/32	120	129
8.875% 3/15/10	8,610	9,127
Tennessee Gas Pipeline Co.:
7.5% 4/1/17	255	268
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Tennessee Gas Pipeline Co.: - continued
8.375% 6/15/32	$ 765	$ 857
Texas Eastern Transmission Corp. 7.3% 12/1/10	12,250	13,034
		49,482
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
8.75% 5/15/13 (h)	3,050	3,305
9.375% 9/15/10	5,451	5,942
9.5% 6/1/09	1,357	1,460
Constellation Energy Group, Inc. 7% 4/1/12	21,445	22,714
Duke Capital LLC:
4.331% 11/16/06	2,905	2,891
5.668% 8/15/14	9,310	9,083
Enron Corp.:
6.4% 7/15/06 (d)	3,600	1,013
6.625% 11/15/05 (d)	2,155	606
6.75% 9/1/04 (d)	1,425	392
9.125% 4/1/03 (d)	4,315	1,214
Mirant North America LLC/Mirant North America Finance Corp. 7.375% 12/31/13 (h)	2,640	2,650
NRG Energy, Inc.:
7.25% 2/1/14	7,530	7,558
7.375% 2/1/16	19,560	19,682
TXU Corp.:
4.8% 11/15/09	6,000	5,760
5.55% 11/15/14	4,000	3,721
		87,991
Multi-Utilities - 0.4%
Aquila, Inc. 14.875% 7/1/12	9,000	12,240
CMS Energy Corp.:
6.3% 2/1/12	4,625	4,521
6.875% 12/15/15	2,890	2,897
7.5% 1/15/09	1,420	1,452
8.9% 7/15/08	4,085	4,320
Dominion Resources, Inc.:
4.75% 12/15/10	4,000	3,836
5.15% 7/15/15	12,800	11,902
5.95% 6/15/35	8,900	8,107
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
6.25% 6/30/12	$ 5,085	$ 5,149
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	5,160	5,104
5.875% 10/1/12	3,450	3,455
6.125% 4/1/36 (h)	22,100	21,081
Sempra Energy 7.95% 3/1/10	4,000	4,308
		88,372
TOTAL UTILITIES		391,865
TOTAL NONCONVERTIBLE BONDS		3,009,667
TOTAL CORPORATE BONDS (Cost $3,099,439)		3,108,980
U.S. Government and Government Agency Obligations - 10.4%

U.S. Government Agency Obligations - 3.5%
Fannie Mae:
4.25% 5/15/09	284,013	277,035
4.375% 7/17/13	20,070	18,874
4.625% 1/15/08	20,618	20,443
4.625% 10/15/13	30,000	28,730
4.75% 12/15/10	60,000	58,736
4.875% 4/15/09	32,500	32,257
6% 5/15/11	23,350	24,073
6.125% 3/15/12	1,502	1,563
6.25% 2/1/11	17,675	18,269
Freddie Mac:
4.25% 7/15/09	85,150	82,861
4.875% 2/17/09	143,335	142,346
4.875% 11/15/13	23,400	22,760
5.25% 11/5/12	5,610	5,472
5.75% 1/15/12	60,000	61,296
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.875% 3/21/11	$ 37,620	$ 38,273
Tennessee Valley Authority 5.375% 4/1/56	5,573	5,279
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		838,267
U.S. Treasury Inflation Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	189,731	187,393
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	33,561	31,910
1.625% 1/15/15	31,216	29,417
2% 1/15/14 (i)	161,294	157,391
2.375% 4/15/11	60,061	60,375
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		466,486
U.S. Treasury Obligations - 4.9%
U.S. Treasury Bonds 6.125% 8/15/29	60,452	67,050
U.S. Treasury Notes:
3.75% 5/15/08	450,194	440,487
4% 3/15/10	297,090	287,725
4% 2/15/15	9,000	8,339
4.25% 11/15/14	169,130	159,874
4.5% 2/15/09	178,371	176,615
4.5% 11/15/15	50,000	47,852
TOTAL U.S. TREASURY OBLIGATIONS		1,187,942
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,536,007)		2,492,695
U.S. Government Agency - Mortgage Securities - 7.5%

Fannie Mae - 6.4%
3.734% 1/1/35 (j)	1,321	1,298
3.749% 12/1/34 (j)	930	914
3.752% 10/1/33 (j)	842	821
3.782% 12/1/34 (j)	197	194
3.792% 6/1/34 (j)	3,916	3,786
3.824% 6/1/33 (j)	684	671
3.829% 1/1/35 (j)	870	856
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.847% 1/1/35 (j)	$ 2,512	$ 2,470
3.853% 11/1/34 (j)	5,240	5,160
3.854% 10/1/33 (j)	23,477	22,984
3.869% 1/1/35 (j)	1,464	1,441
3.879% 6/1/33 (j)	3,586	3,519
3.902% 10/1/34 (j)	1,027	1,013
3.913% 5/1/34 (j)	281	280
3.917% 12/1/34 (j)	800	788
3.947% 11/1/34 (j)	1,669	1,646
3.957% 1/1/35 (j)	1,068	1,052
3.96% 5/1/33 (j)	281	277
3.972% 12/1/34 (j)	833	821
3.978% 12/1/34 (j)	1,093	1,078
3.983% 12/1/34 (j)	5,536	5,459
3.988% 1/1/35 (j)	676	667
4% 5/1/19 to 10/1/20	28,487	26,520
4.003% 12/1/34 (j)	520	513
4.006% 2/1/35 (j)	746	735
4.013% 1/1/35 (j)	1,524	1,503
4.021% 2/1/35 (j)	672	663
4.042% 12/1/34 (j)	1,529	1,508
4.048% 10/1/18 (j)	757	743
4.05% 1/1/35 (j)	410	404
4.051% 1/1/35 (j)	699	690
4.066% 4/1/33 (j)	284	280
4.067% 1/1/35 (j)	1,445	1,425
4.09% 2/1/35 (j)	534	526
4.091% 2/1/35 (j)	1,409	1,390
4.092% 2/1/35 (j)	493	487
4.106% 2/1/35 (j)	2,674	2,641
4.109% 1/1/35 (j)	1,544	1,524
4.113% 11/1/34 (j)	1,239	1,224
4.115% 2/1/35 (j)	1,747	1,724
4.121% 1/1/35 (j)	1,492	1,473
4.122% 1/1/35 (j)	2,688	2,654
4.144% 1/1/35 (j)	2,225	2,205
4.153% 2/1/35 (j)	1,377	1,359
4.166% 11/1/34 (j)	356	353
4.176% 1/1/35 (j)	1,314	1,298
4.178% 1/1/35 (j)	2,749	2,719
4.178% 1/1/35 (j)	1,778	1,729
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.188% 10/1/34 (j)	$ 2,219	$ 2,202
4.22% 3/1/34 (j)	711	696
4.223% 1/1/35 (j)	755	746
4.25% 2/1/35 (j)	916	891
4.267% 2/1/35 (j)	494	489
4.27% 10/1/34 (j)	248	245
4.28% 8/1/33 (j)	1,699	1,678
4.283% 3/1/35 (j)	797	788
4.287% 7/1/34 (j)	666	664
4.294% 3/1/33 (j)	1,052	1,041
4.299% 5/1/35 (j)	1,129	1,117
4.304% 3/1/33 (j)	391	381
4.304% 12/1/34 (j)	531	525
4.315% 10/1/33 (j)	395	389
4.316% 3/1/33 (j)	443	431
4.345% 6/1/33 (j)	509	503
4.356% 1/1/35 (j)	886	864
4.357% 4/1/35 (j)	539	533
4.362% 2/1/34 (j)	2,007	1,974
4.392% 1/1/35 (j)	996	986
4.393% 11/1/34 (j)	11,663	11,561
4.395% 5/1/35 (j)	2,491	2,463
4.398% 2/1/35 (j)	1,349	1,316
4.434% 10/1/34 (j)	4,262	4,229
4.436% 4/1/34 (j)	1,298	1,283
4.438% 3/1/35 (j)	1,202	1,173
4.465% 8/1/34 (j)	2,602	2,561
4.474% 5/1/35 (j)	840	832
4.481% 1/1/35 (j)	1,196	1,187
4.5% 6/1/19 to 5/1/35 (n)	187,050	172,246
4.5% 5/1/21	131,911	125,588
4.504% 8/1/34 (j)	1,803	1,799
4.526% 2/1/35 (j)	14,452	14,255
4.54% 2/1/35 (j)	5,545	5,503
4.543% 2/1/35 (j)	566	561
4.545% 7/1/35 (j)	3,053	3,022
4.546% 2/1/35 (j)	851	844
4.555% 1/1/35 (j)	1,778	1,765
4.559% 9/1/34 (j)	3,324	3,303
4.584% 8/1/34 (j)	1,183	1,183
4.584% 7/1/35 (j)	3,466	3,434
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.618% 7/1/34 (j)	$ 34,609	$ 34,425
4.629% 9/1/34 (j)	349	350
4.633% 3/1/35 (j)	444	441
4.641% 1/1/33 (j)	587	583
4.704% 3/1/35 (j)	1,453	1,427
4.705% 10/1/32 (j)	210	209
4.726% 7/1/34 (j)	2,487	2,453
4.728% 1/1/35 (j)	4,245	4,226
4.731% 2/1/33 (j)	184	183
4.74% 10/1/34 (j)	3,466	3,418
4.746% 1/1/35 (j)	165	164
4.747% 10/1/32 (j)	229	228
4.798% 12/1/32 (j)	1,173	1,169
4.798% 12/1/34 (j)	891	879
4.812% 6/1/35 (j)	4,170	4,145
4.815% 5/1/33 (j)	53	53
4.83% 8/1/34 (j)	942	941
4.844% 11/1/34 (j)	2,792	2,758
4.873% 10/1/34 (j)	10,473	10,353
4.969% 12/1/32 (j)	85	84
4.984% 11/1/32 (j)	648	647
5% 6/1/09 to 11/1/35	567,338	540,175
5% 2/1/35 (j)	403	402
5.042% 7/1/34 (j)	515	511
5.063% 11/1/34 (j)	228	228
5.081% 9/1/34 (j)	8,638	8,580
5.104% 5/1/35 (j)	5,656	5,650
5.172% 5/1/35 (j)	3,490	3,466
5.177% 5/1/35 (j)	9,304	9,240
5.197% 8/1/33 (j)	1,262	1,257
5.197% 6/1/35 (j)	4,008	4,010
5.221% 5/1/35 (j)	9,680	9,619
5.318% 7/1/35 (j)	577	577
5.5% 10/1/08 to 10/1/34	115,298	113,267
5.505% 2/1/36 (j)	15,928	15,872
5.636% 1/1/36 (j)	4,455	4,456
6% 4/1/11 to 4/1/35	121,862	122,273
6.5% 7/1/12 to 12/1/35	109,181	111,472
6.5% 5/1/36 (n)	3,009	3,059
7% 8/1/19 to 6/1/33	27,518	28,411
7.5% 5/1/25 to 11/1/31	5,252	5,487
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
8.5% 1/1/09 to 6/1/21	$ 20	$ 21
10% 8/1/17	2	2
TOTAL FANNIE MAE		1,549,907
Freddie Mac - 0.8%
4% 8/1/20 to 2/1/21	26,585	24,717
4.05% 12/1/34 (j)	874	859
4.106% 12/1/34 (j)	1,249	1,230
4.152% 1/1/35 (j)	1,257	1,238
4.263% 3/1/35 (j)	1,150	1,134
4.294% 5/1/35 (j)	2,077	2,049
4.304% 12/1/34 (j)	1,238	1,203
4.33% 1/1/35 (j)	2,908	2,870
4.353% 2/1/35 (j)	2,584	2,550
4.443% 3/1/35 (j)	1,241	1,206
4.45% 2/1/34 (j)	1,199	1,178
4.462% 6/1/35 (j)	1,750	1,726
4.482% 3/1/35 (j)	1,355	1,320
4.484% 3/1/35 (j)	8,301	8,161
4.552% 2/1/35 (j)	1,950	1,902
4.704% 9/1/35 (j)	41,007	40,496
4.768% 10/1/32 (j)	167	165
4.869% 3/1/33 (j)	470	468
5.007% 4/1/35 (j)	6,394	6,362
5.143% 4/1/35 (j)	6,033	5,967
5.338% 6/1/35 (j)	4,386	4,361
5.405% 8/1/33 (j)	562	563
5.5% 9/1/09 to 11/1/20	31,775	31,523
5.571% 1/1/36 (j)	7,815	7,777
5.588% 4/1/32 (j)	241	242
6% 2/1/17 to 11/1/33	34,810	34,804
8% 10/1/16 to 4/1/20	139	145
TOTAL FREDDIE MAC		186,216
Government National Mortgage Association - 0.3%
4.25% 7/20/34 (j)	2,196	2,164
5.5% 10/15/32 to 5/15/34	6,935	6,817
6% 9/15/08 to 12/15/10	1,897	1,932
6.5% 6/15/23 to 2/15/32	11,583	11,960
7% 10/15/17 to 6/15/33	34,241	35,567
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
7.5% 8/15/21 to 11/15/28	$ 10,491	$ 11,006
8% 9/15/06 to 5/15/32	3,806	3,991
8.5% 11/15/16 to 1/15/31	693	741
9% 3/15/10 to 9/15/20	51	55
9.5% 3/15/23	8	9
11% 7/20/13 to 7/20/20	263	296
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		74,538
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,859,156)		1,810,661
Asset-Backed Securities - 0.7%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.4594% 2/25/34 (j)	2,225	2,231
Class M2, 6.0594% 2/25/34 (j)	2,525	2,542
American Express Credit Account Master Trust Series 2001-6 Class B, 5.2513% 12/15/08 (j)	13,200	13,198
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.3894% 4/25/34 (j)	1,245	1,245
Class M2, 5.4394% 4/25/34 (j)	950	950
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7 Class A3, 5.2613% 12/15/33 (j)	1,175	1,179
Bank One Issuance Trust:
Series 2002-C1 Class C1, 5.8613% 12/15/09 (j)	8,448	8,508
Series 2004-B2 Class B2, 4.37% 4/15/12	13,000	12,603
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	11,450	11,013
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	6,000	5,925
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.1013% 5/15/09 (j)	4,025	4,025
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 5.65% 4/7/10 (j)	6,100	6,207
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.4594% 5/25/34 (j)	5,275	5,290
Series 2004-3 Class M1, 5.4594% 6/25/34 (j)	1,500	1,505
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (h)	3,875	3,874
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (h)	$ 4,987	$ 4,812
Class C, 5.074% 6/15/35 (h)	4,527	4,352
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 5.6394% 11/25/33 (j)	89	89
Class M2, 6.7094% 11/25/33 (j)	700	704
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.5094% 3/25/34 (j)	415	416
Class M4, 5.8594% 3/25/34 (j)	325	327
Ford Credit Auto Owner Trust Series 2005-A Class A4, 3.72% 10/15/09	6,000	5,854
GSAMP Trust Series 2004-FM2:
Class M1, 5.4594% 1/25/34 (j)	2,693	2,693
Class M2, 6.0594% 1/25/34 (j)	1,500	1,500
Class M3, 6.2594% 1/25/34 (j)	1,500	1,500
Home Equity Asset Trust:
Series 2003-2 Class M1, 5.8394% 8/25/33 (j)	2,582	2,592
Series 2003-4:
Class M1, 5.7594% 10/25/33 (j)	4,080	4,097
Class M2, 6.8594% 10/25/33 (j)	4,825	4,860
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.2913% 10/15/10 (j)	1,610	1,620
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.4594% 7/25/34 (j)	2,125	2,125
Class M2, 5.5094% 7/25/34 (j)	375	375
Class M3, 5.9094% 7/25/34 (j)	800	800
Class M4, 6.0594% 7/25/34 (j)	525	526
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.0594% 12/27/32 (j)	1,820	1,840
Series 2003-NC8 Class M1, 5.6594% 9/25/33 (j)	2,610	2,622
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.9594% 1/25/32 (j)	3,471	3,475
Series 2002-NC1 Class M1, 5.7594% 2/25/32 (h)(j)	2,827	2,829
Series 2002-NC3 Class M1, 5.6794% 8/25/32 (j)	1,480	1,483
Nissan Auto Lease Trust:
Series 2003-A Class A3B, 2.57% 6/15/09	599	596
Series 2005-A Class A3, 4.7% 10/15/08	14,135	14,039
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	5,655	5,501
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.4094% 6/25/34 (j)	1,425	1,427
Class M4, 5.9344% 6/25/34 (j)	2,395	2,411
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.3513% 3/15/11 (h)(j)	$ 9,350	$ 9,349
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	5,060	4,989
TOTAL ASSET-BACKED SECURITIES (Cost $171,697)		170,098
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.6%
Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 5.3594% 3/25/35 (j)	2,242	2,246
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3678% 12/25/33 (j)	1,143	1,143
Class 2A1, 4.1685% 12/25/33 (j)	4,798	4,684
Series 2003-L Class 2A1, 3.9757% 1/25/34 (j)	4,441	4,314
Series 2004-B:
Class 1A1, 3.4268% 3/25/34 (j)	2,605	2,572
Class 2A2, 4.1079% 3/25/34 (j)	3,370	3,270
Series 2004-C Class 1A1, 3.3621% 4/25/34 (j)	5,620	5,534
Series 2004-D:
Class 1A1, 3.5351% 5/25/34 (j)	7,205	7,062
Class 2A2, 4.1994% 5/25/34 (j)	10,124	9,817
Series 2004-G Class 2A7, 4.5675% 8/25/34 (j)	8,138	7,946
Series 2004-H Class 2A1, 4.4764% 9/25/34 (j)	8,421	8,202
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.3294% 4/25/34 (j)	1,028	1,028
Series 2004-AR6 Class 9A2, 5.3294% 10/25/34 (j)	2,317	2,322
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,147	1,131
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.332% 5/25/17 (j)	7,762	7,741
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.237% 8/25/17 (j)	5,725	5,761
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,510	2,510
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,111	1,123
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 6.3988% 7/10/35 (h)(j)	8,935	9,139
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Class B4, 6.5988% 7/10/35 (h)(j)	$ 6,870	$ 7,026
Class B5, 7.1988% 7/10/35 (h)(j)	6,372	6,532
Class B6, 7.6988% 7/10/35 (h)(j)	2,757	2,833
Series 2003-CB1:
Class B3, 6.2988% 6/10/35 (h)(j)	3,096	3,157
Class B4, 6.4988% 6/10/35 (h)(j)	2,769	2,827
Class B5, 7.0988% 6/10/35 (h)(j)	1,890	1,935
Class B6, 7.5988% 6/10/35 (h)(j)	1,121	1,150
Series 2004-B:
Class B4, 5.9488% 2/10/36 (h)(j)	1,578	1,603
Class B5, 6.3988% 2/10/36 (h)(j)	1,068	1,084
Class B6, 6.8488% 2/10/36 (h)(j)	388	394
Series 2004-C:
Class B4, 5.7988% 9/10/36 (j)	1,956	1,985
Class B5, 6.1988% 9/10/36 (j)	2,152	2,168
Class B6, 6.5988% 9/10/36 (j)	293	295
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 5.4094% 6/25/33 (h)(j)	2,785	2,797
WAMU Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.1494% 10/25/45 (j)	5,169	5,166
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	943	955
Series 2004-RA2 Class 2A, 7% 7/25/33	1,672	1,707
Wells Fargo Mortgage Backed Securities Trust Series 2004-T Class A1, 3.4532% 9/25/34 (j)	8,560	8,565
TOTAL PRIVATE SPONSOR		139,724
U.S. Government Agency - 0.1%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2625 Class QX, 2.25% 3/15/22	1,423	1,384
Series 2640 Class QG, 2% 4/15/22	1,868	1,812
Series 2780 Class OC, 4.5% 3/15/17	6,903	6,647
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class: - continued
Series 2885 Class PC, 4.5% 3/15/18	$ 9,142	$ 8,755
Series 2888 Class GD, 4.5% 4/15/18	4,800	4,495
TOTAL U.S. GOVERNMENT AGENCY		23,093
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $165,249)		162,817
Commercial Mortgage Securities - 1.1%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.3148% 2/14/43 (j)	3,105	3,278
Class A3, 6.3648% 2/14/43 (j)	3,355	3,463
Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 5.74% 7/14/11 (h)(j)	3,558	3,544
Class B, 5.84% 7/14/11 (h)(j)	1,774	1,767
Class C, 5.99% 7/14/11 (h)(j)	3,553	3,539
Class D, 6.62% 7/14/11 (h)(j)	2,065	2,058
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.3194% 4/25/34 (h)(j)	5,437	5,444
Class B, 6.8594% 4/25/34 (h)(j)	627	633
Class M1, 5.5194% 4/25/34 (h)(j)	488	489
Class M2, 6.1594% 4/25/34 (h)(j)	488	493
Series 2004-2 Class A, 5.3894% 8/25/34 (h)(j)	6,051	6,070
Series 2004-3:
Class A1, 5.3294% 1/25/35 (h)(j)	6,473	6,489
Class A2, 5.3794% 1/25/35 (h)(j)	894	895
Class M1, 5.4594% 1/25/35 (h)(j)	1,107	1,109
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (h)	3,530	3,476
Series 2004-ESA:
Class B, 4.888% 5/14/16 (h)	5,430	5,354
Class C, 4.937% 5/14/16 (h)	3,020	2,982
Class D, 4.986% 5/14/16 (h)	1,460	1,444
Class E, 5.064% 5/14/16 (h)	4,540	4,504
Class F, 5.182% 5/14/16 (h)	1,090	1,083
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 3.8689% 8/1/24 (h)(j)	866	792
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	$ 10,600	$ 11,286
Series 1997-C2 Class D, 7.27% 1/17/35	10,735	11,180
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	8,265	8,877
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (h)	6,000	6,006
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.5768% 4/29/39 (h)(j)	2,900	2,942
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	1,682	1,703
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8884% 10/16/23 (j)	1,306	1,323
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	8,218	7,754
Series 2003-47 Class C, 4.227% 10/16/27	11,326	10,923
Series 2003-59 Class D, 3.654% 10/16/27	12,000	11,024
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7315% 12/10/41 (j)(k)	5,865	146
GS Mortgage Securities Corp. II:
sequential pay:
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,995	5,837
Series 2004-C1 Class A1, 3.659% 10/10/28	29,352	28,285
Series 1998-GLII Class E, 6.9671% 4/13/31 (j)	4,895	5,035
Series 2006-GG6 Class A2, 5.506% 4/10/38 (j)	18,525	18,526
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (h)	2,360	2,488
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0402% 4/25/21 (h)(j)	190	171
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (h)	13,900	12,216
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F, 5.377% 1/12/44 (h)(j)	5,400	5,093
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	5,149	5,231
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (h)	$ 32,000	$ 32,561
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	21,417	20,652
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $271,303)		268,165
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 7.125% 1/11/12	18,215	19,526
Israeli State (guaranteed by U.S. Government through Agency for International Development) 4.625% 6/15/13	1,870	1,732
United Mexican States:
5.625% 1/15/17	13,000	12,415
5.875% 1/15/14	22,375	22,129
6.75% 9/27/34	4,465	4,521
7.5% 1/14/12	12,100	12,983
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $72,101)		73,306
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $6,510)	6,580	6,884
Floating Rate Loans - 1.0%

CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Delphi Corp. revolver loan 11.75% 6/18/09 (j)(m)	196	203
Goodyear Tire & Rubber Co. Tranche 2, term loan 7.9544% 4/30/10 (j)	450	456
		662
Automobiles - 0.0%
AM General LLC Tranche C2, term loan 14.2088% 5/2/12 (j)	6,000	6,240
Hotels, Restaurants & Leisure - 0.1%
BLB Worldwide Holdings, Inc. Tranche 2, term loan 8.74% 7/18/11 (j)	460	468
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Centerplate, Inc. term loan 8.3616% 10/1/10 (j)	$ 1,485	$ 1,498
Hilton Head Communications LP Tranche B, term loan 9% 3/31/08 (j)	6,500	6,273
London Arena & Waterfront Finance LLC Tranche A, term loan 8.38% 3/8/12 (j)	870	877
Southwest Sports Group, Inc. Tranche B, term loan 7.46% 12/22/10 (j)	7,000	7,053
		16,169
Household Durables - 0.0%
National Bedding Co. LLC Tranche 2, term loan 9.91% 8/31/12 (j)	5,000	5,069
Media - 0.1%
Century Cable Holdings LLC Tranche B, term loan 9.75% 6/30/09 (j)	5,000	4,850
Charter Communications Operating LLC Tranche B, term loan 7.755% 4/28/13 (j)	5,000	5,019
CSC Holdings, Inc. Tranche B, term loan 6.6643% 3/29/13 (j)	7,890	7,910
Wide Open West Finance LLC Tranche 2, term loan 10.04% 4/28/14 (j)	3,230	3,254
		21,033
Specialty Retail - 0.1%
Toys 'R' US, Inc. term loan 7.8256% 12/9/08 (j)	8,445	8,466
Textiles, Apparel & Luxury Goods - 0.0%
Xerium Technologies, Inc. Tranche B, term loan 7.2294% 5/18/12 (j)	440	440
TOTAL CONSUMER DISCRETIONARY		58,079
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bolthouse Farms, Inc. Tranche 2, term loan 10.37% 12/16/13 (j)	5,000	5,138
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
El Paso Corp.:
Credit-Linked Deposit 7.52% 11/22/09 (j)	1,256	1,272
term loan 7.75% 11/22/09 (j)	1,834	1,857
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.1044% 10/31/12 (j)	$ 356	$ 360
term loan:
6.83% 10/31/07 (j)	2,000	2,000
7.2565% 10/31/12 (j)	1,476	1,491
		6,980
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 7.2294% 4/8/12 (j)	2,580	2,603
Olympus Cable Holdings LLC Tranche B, term loan 9.75% 9/30/10 (j)	6,220	6,080
		8,683
Real Estate - 0.1%
Capital Automotive (REIT) Tranche B, term loan 6.58% 12/16/10 (j)	6,000	6,037
LNR Property Corp. Tranche B, term loan 7.8308% 2/3/08 (j)	4,527	4,561
		10,598
TOTAL FINANCIALS		19,281
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Genoa Healthcare Group LLC Tranche 2, term loan 12.5575% 2/4/13 (j)	2,500	2,519
Golden Gate National Senior Care LLC Tranche 2, term loan 12.9588% 9/14/11 (j)	1,000	1,015
HealthSouth Corp. term loan 8.15% 3/10/13 (j)	10,000	10,100
Lifecare Holdings, Inc. term loan 7.07% 8/11/12 (j)	4,740	4,491
Quintiles Transnational Corp. Tranche 2, term loan 8.82% 3/31/14 (j)	7,000	7,105
Renal Advantage, Inc. Tranche B, term loan 7.4246% 9/30/12 (j)	169	171
		25,401
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Transdigm, Inc. term loan 10.22% 11/10/11 (j)	6,000	6,045
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
AWAS Aviation Acquisitions Ltd. Tranche 2, term loan 11% 3/15/13 (j)	$ 6,350	$ 6,445
Airlines - 0.0%
Delta Air Lines, Inc.:
Tranche B, term loan 11.01% 3/16/08 (j)	320	329
Tranche C, term loan 13.51% 3/16/08 (j)	2,230	2,291
		2,620
Building Products - 0.1%
Masonite International Corp. term loan 11.3519% 4/6/15 (j)	9,000	8,550
Commercial Services & Supplies - 0.0%
Envirocare of Utah, Inc. Tranche 2, term loan 10.6% 4/13/10 (j)	4,750	4,845
Machinery - 0.0%
Wastequip, Inc. Tranche 2, term loan 10.9794% 7/15/12 (j)	2,000	2,025
Road & Rail - 0.0%
Hertz Corp.:
Credit-Linked Deposit 7.18% 12/21/12 (j)	176	177
Tranche B, term loan 7.0171% 12/21/12 (j)	1,196	1,203
Tranche DD, term loan 12/21/12 (j)(m)	206	207
		1,587
TOTAL INDUSTRIALS		32,117
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Infor Global Solutions AG:
Tranche 1, term loan 7.8% 4/18/11 (j)	2,890	2,890
Tranche 2, term loan 12.05% 4/18/12 (j)	6,620	6,653
Tranche 2, term loan 12.3% 4/18/12 (j)	19,850	19,924
Open Solutions, Inc. Tranche 2, term loan 11.33% 12/14/11 (j)	5,095	5,210
SERENA Software, Inc. term loan 7.41% 3/10/13 (j)	360	364
SS&C Technologies, Inc. term loan 7.48% 11/23/12 (j)	579	584
		35,625
MATERIALS - 0.1%
Chemicals - 0.0%
Solutia, Inc. Tranche B, term loan 8.33% 3/31/07 (j)	260	262
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Murray Energy Corp. Tranche 2, term loan 12.625% 1/28/11 (j)	$ 2,970	$ 3,074
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.:
Tranche 2, term loan 7.9393% 12/23/13 (j)	7,980	8,140
Tranche B, term loan 6.8847% 12/23/12 (j)	14,963	15,037
		23,177
TOTAL MATERIALS		26,513
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
NTL Cable PLC term loan 10.3313% 3/3/07 (j)	2,000	2,000
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. term loan 9.125% 12/31/11 (j)	5,000	5,000
TOTAL TELECOMMUNICATION SERVICES		7,000
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
LSP Gen Finance Co. LLC Tranche 2, term loan 10.25% 4/13/14 (j)	110	112
NRG Energy, Inc.:
Credit-Linked Deposit 6.9794% 2/1/13 (j)	871	878
term loan 6.82% 2/1/13 (j)	3,819	3,853
Plum Point Energy Association LLC:
Credit-Linked Deposit 7.1669% 3/14/14 (j)	777	783
term loan 8.25% 3/14/14 (j)	3,223	3,247
		8,873
TOTAL FLOATING RATE LOANS (Cost $222,067)		225,004
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.0%
Abbey National PLC 7.35% (j)	10,000	10,135
Preferred Securities - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (f)	$ 9,425	$ 9,242
MUFG Capital Finance 1 Ltd. 6.346% (j)	12,740	12,614
		21,856
TOTAL PREFERRED SECURITIES (Cost $32,541)		31,991
Money Market Funds - 1.0%
	Shares
Fidelity Cash Central Fund, 4.8% (b)	81,142,883	81,143
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	163,178,470	163,178
TOTAL MONEY MARKET FUNDS (Cost $244,321)		244,321
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.69%, dated 4/28/06 due 5/1/06) (Cost $2,572)	$ 2,573	2,572
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $20,327,483)		24,269,685
NET OTHER ASSETS - (0.9)%		(212,960)
NET ASSETS - 100%		$ 24,056,725
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10

	Sept. 2010	$ 6,800	$ 18
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	11,500	37
TOTAL CREDIT DEFAULT SWAPS		18,300	55
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	58,025	(2,236)
TOTAL INTEREST RATE SWAPS		58,025	(2,236)
Total Return Swaps
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Bank of America	July 2006	10,200	(95)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	21,300	(199)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	$ 2,705	$ (10)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2006	20,400	(474)
TOTAL TOTAL RETURN SWAPS		54,605	(778)
		$ 130,930	$ (2,959)
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $842,904,000 or 3.5% of net assets.

(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,364,000.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,791,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05	$ 5,390

(m) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $212,000 and $213,000, respectively. The interest rate will be determined at time of settlement.

(n) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 23,120
Fidelity Securities Lending Cash Central Fund	773
Total	$ 23,893
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $20,312,955,000. Net unrealized appreciation aggregated $3,956,730,000, of which $4,638,319,000 related to appreciated investment securities and $681,589,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund

April 30, 2006

1.800366.102

FVD-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	16,100	$ 283,521
Automobiles - 0.0%
National R.V. Holdings, Inc. (a)	43,691	264,767
Distributors - 0.1%
Prestige Brands Holdings, Inc. (a)	29,500	360,785
Diversified Consumer Services - 0.0%
Service Corp. International (SCI)	10,300	82,915
Hotels, Restaurants & Leisure - 2.5%
Accor SA	24,900	1,567,299
Applebee's International, Inc.	28,300	656,843
Aristocrat Leisure Ltd.	109,200	1,221,909
Boyd Gaming Corp.	30,400	1,514,528
Buffalo Wild Wings, Inc. (a)	23,686	1,022,761
Carnival Corp. unit	50,500	2,364,410
Gaylord Entertainment Co. (a)	26,400	1,168,200
Greek Organization of Football Prognostics SA	8,800	325,304
OSI Restaurant Partners, Inc.	25,400	1,084,580
Red Robin Gourmet Burgers, Inc. (a)	23,617	1,061,820
Royal Caribbean Cruises Ltd.	57,300	2,394,567
Ruth's Chris Steak House, Inc.	300	7,005
		14,389,226
Household Durables - 0.4%
Cyrela Brazil Realty SA	41,000	697,413
Garmin Ltd.	17,200	1,485,392
		2,182,805
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.	84,900	2,288,904
Media - 1.2%
E.W. Scripps Co. Class A	24,000	1,105,920
Gannett Co., Inc.	5,000	275,000
Grupo Televisa SA de CV (CPO) sponsored ADR	20,400	432,480
News Corp.:
Class A	64,452	1,105,996
Class B (d)	21,700	395,591
The Walt Disney Co.	46,800	1,308,528
Univision Communications, Inc. Class A (a)	24,900	888,681
Viacom, Inc. Class B (non-vtg.) (a)	27,500	1,095,325
		6,607,521
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.9%
Dollar General Corp.	68,000	$ 1,187,280
Dollar Tree Stores, Inc. (a)	19,067	497,077
Family Dollar Stores, Inc.	51,100	1,277,500
Federated Department Stores, Inc.	71,700	5,581,845
JCPenney Co., Inc.	24,600	1,610,316
Lojas Renner SA	10,400	595,496
Lotte Shopping Co. Ltd. GDR (a)(e)	9,500	198,420
		10,947,934
Specialty Retail - 2.0%
AutoZone, Inc. (a)	4,200	393,162
Best Buy Co., Inc.	18,800	1,065,208
Circuit City Stores, Inc.	44,800	1,288,000
Gymboree Corp. (a)	24,100	724,928
Home Depot, Inc.	10,900	435,237
Office Depot, Inc. (a)	26,800	1,087,544
OfficeMax, Inc.	114,300	4,423,410
Pier 1 Imports, Inc.	102,993	1,243,126
Truworths International Ltd.	98,100	473,164
		11,133,779
Textiles, Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	31,936	1,247,101
Polo Ralph Lauren Corp. Class A	5,100	309,672
Warnaco Group, Inc. (a)	14,000	311,920
		1,868,693
TOTAL CONSUMER DISCRETIONARY		50,410,850
CONSUMER STAPLES - 6.4%
Beverages - 0.6%
InBev SA (d)	21,600	1,089,521
Pernod Ricard SA	5,100	988,970
SABMiller PLC	49,300	1,040,269
		3,118,760
Food & Staples Retailing - 1.2%
CVS Corp.	26,600	790,552
Kroger Co.	56,500	1,144,690
Safeway, Inc.	126,844	3,187,590
Wal-Mart Stores, Inc.	42,900	1,931,787
		7,054,619
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.5%
Corn Products International, Inc.	96,688	$ 2,707,264
McCormick & Co., Inc. (non-vtg.)	158,500	5,520,555
		8,227,819
Household Products - 0.5%
Colgate-Palmolive Co.	48,900	2,890,968
Personal Products - 1.3%
Alberto-Culver Co.	66,100	2,972,517
Avon Products, Inc.	134,900	4,399,089
		7,371,606
Tobacco - 1.3%
Altria Group, Inc.	104,200	7,623,272
TOTAL CONSUMER STAPLES		36,287,044
ENERGY - 15.0%
Energy Equipment & Services - 13.5%
Baker Hughes, Inc.	56,800	4,591,144
BJ Services Co.	77,400	2,945,070
Bronco Drilling Co., Inc.	300	8,103
Cooper Cameron Corp. (a)	58,400	2,934,016
Diamond Offshore Drilling, Inc.	59,800	5,428,046
ENSCO International, Inc.	99,900	5,343,651
GlobalSantaFe Corp.	89,100	5,453,811
Halliburton Co.	36,500	2,852,475
Hydril Co. (a)	34,800	2,789,568
National Oilwell Varco, Inc. (a)	238,474	16,447,552
Noble Corp.	68,100	5,375,814
Pride International, Inc. (a)	113,948	3,975,646
Rowan Companies, Inc.	61,000	2,704,130
Smith International, Inc.	212,248	8,963,233
Transocean, Inc. (a)	32,400	2,626,668
Weatherford International Ltd. (a)	82,000	4,340,260
		76,779,187
Oil, Gas & Consumable Fuels - 1.5%
Peabody Energy Corp.	51,500	3,288,790
Valero Energy Corp.	84,600	5,477,004
		8,765,794
TOTAL ENERGY		85,544,981
Common Stocks - continued
	Shares	Value
FINANCIALS - 21.9%
Capital Markets - 1.2%
Ameriprise Financial, Inc.	12,140	$ 595,346
Merrill Lynch & Co., Inc.	71,510	5,453,353
State Street Corp.	13,600	888,352
		6,937,051
Commercial Banks - 3.9%
Bank of America Corp.	171,900	8,581,248
Wachovia Corp.	124,300	7,439,355
Wells Fargo & Co.	85,800	5,893,602
		21,914,205
Consumer Finance - 0.4%
American Express Co.	39,900	2,147,019
Diversified Financial Services - 3.6%
CBOT Holdings, Inc. Class A	100	10,595
IntercontinentalExchange, Inc.	6,100	434,991
JPMorgan Chase & Co.	396,000	17,970,476
NETeller PLC (a)	148,200	2,094,668
		20,510,730
Insurance - 7.2%
ACE Ltd.	64,300	3,571,222
AFLAC, Inc.	24,500	1,164,778
AMBAC Financial Group, Inc.	30,200	2,487,272
American International Group, Inc.	175,900	11,477,475
Aspen Insurance Holdings Ltd.	127,579	3,106,549
Endurance Specialty Holdings Ltd.	61,194	1,894,566
Genworth Financial, Inc. Class A (non-vtg.)	12,900	428,280
Hartford Financial Services Group, Inc.	11,200	1,029,616
MetLife, Inc.	17,700	922,170
Montpelier Re Holdings Ltd.	29,800	481,270
Navigators Group, Inc. (a)	100	4,731
Old Republic International Corp.	62,100	1,381,725
PartnerRe Ltd.	38,700	2,420,685
Platinum Underwriters Holdings Ltd.	80,278	2,213,264
The St. Paul Travelers Companies, Inc.	128,600	5,662,258
USI Holdings Corp. (a)	95,400	1,450,080
XL Capital Ltd. Class A	19,294	1,271,282
		40,967,223
Real Estate - 3.8%
CapitalSource, Inc.	31,063	729,981
CBL & Associates Properties, Inc.	23,028	920,890
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Developers Diversified Realty Corp.	16,900	$ 899,080
Digital Realty Trust, Inc.	9,569	269,846
Duke Realty Corp.	21,800	771,720
Equity Lifestyle Properties, Inc.	108,297	4,763,985
Equity Residential (SBI)	52,000	2,333,240
General Growth Properties, Inc.	50,890	2,389,286
IVG Immobilien AG	92,800	2,663,595
Kimco Realty Corp.	36,500	1,355,245
Ramco-Gershenson Properties Trust (SBI)	11,400	308,142
United Dominion Realty Trust, Inc. (SBI)	159,900	4,347,681
		21,752,691
Thrifts & Mortgage Finance - 1.8%
Clayton Holdings, Inc.	14,600	314,922
Countrywide Financial Corp.	30,400	1,236,064
Fannie Mae	64,200	3,248,520
Freddie Mac	46,200	2,820,972
Golden West Financial Corp., Delaware	12,800	919,936
Radian Group, Inc.	22,700	1,423,744
		9,964,158
TOTAL FINANCIALS		124,193,077
HEALTH CARE - 12.3%
Biotechnology - 1.1%
Biogen Idec, Inc. (a)	53,900	2,417,415
Cephalon, Inc. (a)	30,000	1,969,800
MedImmune, Inc. (a)	36,000	1,132,920
Seracare Life Sciences, Inc. (a)	80,100	372,465
		5,892,600
Health Care Equipment & Supplies - 1.8%
Alcon, Inc.	16,000	1,627,360
Baxter International, Inc.	90,500	3,411,850
C.R. Bard, Inc.	31,900	2,375,274
Cooper Companies, Inc.	3,000	164,460
Fisher Scientific International, Inc. (a)	14,500	1,022,975
Syneron Medical Ltd. (a)	41,000	1,060,670
Thermo Electron Corp. (a)	16,300	628,202
		10,290,791
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 5.4%
Acibadem Saglik Hizmetleri AS	49,000	$ 596,522
Aetna, Inc.	22,000	847,000
American Retirement Corp. (a)	23,800	604,520
Cardinal Health, Inc.	30,500	2,054,175
Chemed Corp.	51,700	2,817,133
CIGNA Corp.	10,600	1,134,200
Emdeon Corp. (a)	100,050	1,141,571
Health Net, Inc. (a)	65,833	2,679,403
Healthspring, Inc.	800	13,600
Henry Schein, Inc. (a)	16,600	773,892
Humana, Inc. (a)	31,440	1,420,459
McKesson Corp.	35,700	1,734,663
Odyssey Healthcare, Inc. (a)	159,900	2,780,661
Omnicare, Inc.	49,200	2,790,132
Quest Diagnostics, Inc.	10,400	579,592
Sunrise Senior Living, Inc. (a)	72,800	2,708,160
UnitedHealth Group, Inc.	76,847	3,822,370
VistaCare, Inc. Class A (a)	126,600	1,926,852
WebMD Health Corp. Class A	10,400	452,608
		30,877,513
Pharmaceuticals - 4.0%
Allergan, Inc.	1,100	112,992
Johnson & Johnson	72,300	4,237,503
Merck & Co., Inc.	125,400	4,316,268
Pfizer, Inc.	506,400	12,827,112
Wyeth	28,100	1,367,627
		22,861,502
TOTAL HEALTH CARE		69,922,406
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.5%
General Dynamics Corp.	30,800	2,021,096
Goodrich Corp.	10,500	467,250
Honeywell International, Inc.	53,900	2,290,750
L-3 Communications Holdings, Inc.	23,900	1,952,630
Precision Castparts Corp.	26,024	1,638,992
		8,370,718
Air Freight & Logistics - 0.1%
PhileoAllied BHD	541,300	671,959
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.9%
AirTran Holdings, Inc. (a)	117,800	$ 1,646,844
AMR Corp. (a)	97,500	2,402,400
UAL Corp. (a)	34,000	1,224,340
		5,273,584
Building Products - 0.4%
Goodman Global, Inc.	4,600	91,080
Jacuzzi Brands, Inc. (a)	79,000	771,830
Masco Corp.	43,800	1,397,220
		2,260,130
Commercial Services & Supplies - 1.0%
Allied Waste Industries, Inc. (a)	214,000	3,030,240
Waste Management, Inc.	75,400	2,824,484
		5,854,724
Construction & Engineering - 0.6%
Fluor Corp.	35,960	3,341,044
Electrical Equipment - 0.0%
Energy Conversion Devices, Inc. (a)	1,400	70,014
Industrial Conglomerates - 0.5%
3M Co.	18,100	1,546,283
Tyco International Ltd.	46,000	1,212,100
		2,758,383
Machinery - 2.2%
Actuant Corp. Class A	8,700	556,365
AGCO Corp. (a)	63,800	1,510,146
Briggs & Stratton Corp.	33,600	1,133,664
Deere & Co.	28,300	2,484,174
Flowserve Corp. (a)	18,930	1,088,854
Heidelberger Druckmaschinen AG	17,783	897,437
ITT Industries, Inc.	7,400	416,102
RBC Bearings, Inc.	80,200	1,899,938
SPX Corp.	10,400	569,400
Valmont Industries, Inc.	23,000	1,236,250
Watts Water Technologies, Inc. Class A	20,512	701,716
		12,494,046
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	10,300	819,159
Laidlaw International, Inc.	92,696	2,294,226
		3,113,385
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 1.0%
UAP Holding Corp.	102,114	$ 2,109,675
WESCO International, Inc. (a)	48,313	3,623,475
		5,733,150
TOTAL INDUSTRIALS		49,941,137
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.0%
Alcatel SA sponsored ADR (a)	150,900	2,175,978
Andrew Corp. (a)	141,220	1,494,108
CommScope, Inc. (a)	33,800	1,117,090
Comverse Technology, Inc. (a)	11,200	253,680
Dycom Industries, Inc. (a)	22,514	493,282
		5,534,138
Computers & Peripherals - 4.0%
EMC Corp. (a)	81,200	1,097,012
Hewlett-Packard Co.	71,700	2,328,099
Komag, Inc. (a)	27,600	1,160,304
M-Systems Flash Disk Pioneers Ltd. (a)	89,500	3,085,065
NCR Corp. (a)	134,200	5,287,480
QLogic Corp. (a)	24,500	509,845
Seagate Technology	226,300	6,010,528
Western Digital Corp. (a)	147,300	3,099,192
		22,577,525
Electronic Equipment & Instruments - 4.4%
Agilent Technologies, Inc. (a)	30,100	1,156,442
Amphenol Corp. Class A	92,898	5,369,504
Arrow Electronics, Inc. (a)	58,156	2,105,247
Avnet, Inc. (a)	81,827	2,139,776
Flextronics International Ltd. (a)	245,000	2,783,200
Ingram Micro, Inc. Class A (a)	72,500	1,333,275
Mettler-Toledo International, Inc. (a)	13,300	861,840
Molex, Inc.	75,700	2,809,984
Solectron Corp. (a)	167,500	670,000
Symbol Technologies, Inc.	163,598	1,742,319
Trimble Navigation Ltd. (a)	32,900	1,558,802
Vishay Intertechnology, Inc. (a)	167,200	2,611,664
		25,142,053
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.4%
Accenture Ltd. Class A	13,000	$ 377,910
Alliance Data Systems Corp. (a)	16,500	907,500
Ceridian Corp. (a)	82,000	1,986,860
First Data Corp.	36,000	1,716,840
Hewitt Associates, Inc. Class A (a)	49,100	1,423,409
Satyam Computer Services Ltd. sponsored ADR	41,800	1,503,964
		7,916,483
Office Electronics - 0.6%
Xerox Corp. (a)	159,100	2,233,764
Zebra Technologies Corp. Class A (a)	38,800	1,539,972
		3,773,736
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	62,600	2,373,792
ASML Holding NV (NY Shares) (a)	118,459	2,505,408
BE Semiconductor Industries NV (NY Shares) (a)	251,700	1,540,404
DSP Group, Inc. (a)	122,100	3,301,584
Entegris, Inc. (a)	93,200	948,776
Fairchild Semiconductor International, Inc. (a)	128,400	2,654,028
National Semiconductor Corp.	92,830	2,783,043
PMC-Sierra, Inc. (a)	4,600	57,178
Saifun Semiconductors Ltd.	75,400	2,580,188
		18,744,401
Software - 1.2%
BEA Systems, Inc. (a)	112,800	1,494,600
Cognos, Inc. (a)	25,500	950,215
Hyperion Solutions Corp. (a)	31,350	959,937
NAVTEQ Corp. (a)	37,000	1,536,240
Symantec Corp. (a)	42,800	701,064
Wind River Systems, Inc. (a)	102,300	1,167,243
		6,809,299
TOTAL INFORMATION TECHNOLOGY		90,497,635
MATERIALS - 4.9%
Chemicals - 1.9%
Albemarle Corp.	30,612	1,463,866
Arch Chemicals, Inc.	29,100	857,286
Ashland, Inc.	25,900	1,704,738
Bayer AG (d)	23,000	1,062,347
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Chemtura Corp.	187,337	$ 2,285,511
Cytec Industries, Inc.	13,400	810,298
Koppers Holdings, Inc.	11,900	238,000
Monsanto Co.	30,400	2,535,360
		10,957,406
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	73,765	1,348,424
Pactiv Corp. (a)	39,900	971,166
		2,319,590
Metals & Mining - 2.6%
Alcan, Inc.	54,200	2,830,229
Alcoa, Inc.	82,500	2,786,850
Teck Cominco Ltd. Class B (sub. vtg.)	22,500	1,551,252
Titanium Metals Corp. (a)	100,902	7,229,628
		14,397,959
TOTAL MATERIALS		27,674,955
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	380,320	9,968,187
BellSouth Corp.	127,040	4,291,411
Citizens Communications Co.	21,000	278,880
Philippine Long Distance Telephone Co. sponsored ADR	12,300	488,925
Telkom SA Ltd. sponsored ADR	4,500	425,340
Verizon Communications, Inc.	195,000	6,440,850
		21,893,593
Wireless Telecommunication Services - 0.1%
America Movil SA de CV Series L sponsored ADR	12,100	446,611
Bharti Televentures Ltd. (a)	39,600	369,144
		815,755
TOTAL TELECOMMUNICATION SERVICES		22,709,348
UTILITIES - 1.5%
Electric Utilities - 0.6%
Exelon Corp.	59,500	3,213,000
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
ITC Holdings Corp.	300	$ 7,749
PPL Corp.	15,600	453,024
		3,673,773
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	144,100	2,445,377
Multi-Utilities - 0.5%
CMS Energy Corp. (a)	57,535	766,366
PG&E Corp.	18,100	721,104
Public Service Enterprise Group, Inc.	17,900	1,122,330
		2,609,800
TOTAL UTILITIES		8,728,950
TOTAL COMMON STOCKS (Cost $513,052,194)		565,910,383
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 4.8% (b)	3,485,885	3,485,885
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	1,826,750	1,826,750
TOTAL MONEY MARKET FUNDS (Cost $5,312,635)		5,312,635
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $518,364,829)		571,223,018
NET OTHER ASSETS - (0.5)%		(2,904,180)
NET ASSETS - 100%		$ 568,318,838
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $198,420 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 201,390
Fidelity Securities Lending Cash Central Fund	7,096
Total	$ 208,486
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $520,032,442. Net unrealized appreciation aggregated $51,190,576, of which $61,136,781 related to appreciated investment securities and $9,946,205 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 26, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 26, 2006